Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds–93.8%		Rate	Maturity	Face Amount	Value
Communication Services–4.3%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 956,127
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,000,000	639,977
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,434,942
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	1,971,386
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,688,965
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,425,695
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	665,135
					9,782,227
Consumer Discretionary–9.6%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	930,212
Aptiv PLC (Automobile Components)		4.350%	03/15/2029	1,000,000	964,420
Aptiv PLC / Aptiv Corp. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,741,828
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,440,174
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	980,061
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,731,189
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,258,672
Lear Corp. (Automobile Components)		4.250%	05/15/2029	4,000,000	3,783,541
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,327,345
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,708,566
Magna International, Inc. (Automobile Components)		3.625%	06/15/2024	1,000,000	982,169
Marriott International Inc/MD (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	2,973,712
					21,821,889
Consumer Staples–9.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,991,650
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	977,312
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,887,047
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	941,965
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	1,962,398
Brown-Forman Corp. (Beverages)		4.750%	04/15/2033	2,000,000	2,022,917
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	779,124
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	701,412
Constellation Brands, Inc. (Beverages)		5.000%	02/02/2026	500,000	500,096
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,505,189
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)	(a)	5.750%	04/01/2033	1,200,000	1,146,000
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,751,095
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,099,948
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,314,693
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,595,780
					21,176,626
Energy–8.6%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,624,296
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	949,828
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	827,520
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,591,530
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	1,986,135
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	961,203
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	981,408
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	861,581
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,935,711
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,217,659
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	985,141
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	873,031
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	866,325
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	821,470
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	959,485
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	936,320
					19,378,643
Financials–25.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,500,000	1,242,641
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(b)	4.420%	08/03/2033	1,800,000	1,720,891
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,668,691
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	977,372
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	852,489
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,528,310
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	877,273
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,661,541
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	1,500,000	1,382,625
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	1,847,754
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	967,682

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citigroup, Inc. (Banks)		4.450%	09/29/2027	$2,000,000	$ 1,939,396
Credit Suisse AG (Banks)		7.950%	01/09/2025	2,000,000	2,033,020
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	1,830,539
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,061,967
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	1,942,230
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	969,856
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,757,523
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	1,911,798
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,728,823
KeyCorp (Rate is fixed until 06/01/2032, at which point, the rate becomes SOFRINDX + 206) (Banks)	(b)	4.789%	06/01/2033	2,500,000	2,238,297
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,373,012
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, at which point, the rate becomes H15T1Y + 163) (Banks)	(b)	5.441%	02/22/2034	2,000,000	2,020,892
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	966,771
Morgan Stanley (Rate is fixed until 10/18/2027, at which point, the rate becomes SOFR + 224) (Capital Markets)	(b)	6.296%	10/18/2028	2,000,000	2,103,092
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,147,234
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,632,787
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	945,210
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	1,758,116
Truist Financial Corp. (Rate is fixed until 10/28/2032, at which point, the rate becomes SOFR + 230) (Banks)	(b)	6.123%	10/28/2033	1,000,000	1,049,132
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,566,306
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	944,584
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,738,035
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	894,299
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	861,672
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,406,633
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,706,941
					58,255,434
Health Care–6.1%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	928,020
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	3,000,000	2,647,427
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	3,090,899
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,000,908
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,789,876
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	874,330
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,456,660
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	2,021,587
					13,809,707
Industrials–8.6%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,892,811
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,629,321
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,740,579
Burlington Northern Santa Fe LLC (Ground Transportation)		4.550%	09/01/2044	900,000	848,223
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,104,530
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	1,997,815
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	1,018,382
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	933,905
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	1,000,000	968,274
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,328,339
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	2,174,499
Union Pacific Corp. (Ground Transportation)		3.250%	08/15/2025	1,000,000	971,333
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,770,970
					19,378,981
Information Technology–3.5%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,568,360
Intel Corp. (Semiconductors & Equip.)		4.875%	02/10/2026	2,000,000	2,025,412
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,124,642
VMware, Inc. (Software)		2.200%	08/15/2031	2,800,000	2,216,786
					7,935,200
Materials–6.9%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	978,327
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	759,753
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,303,946
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,681,417
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	2,908,066

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	$3,000,000	$ 2,894,972
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,830,032
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,304,995
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	1,068,185
					15,729,693
Real Estate–2.8%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	946,651
Healthcare Realty Holdings LP (Health Care REITs)		3.875%	05/01/2025	1,400,000	1,350,676
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	908,698
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,300,000	1,183,409
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	1,000,000	978,106
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	906,581
					6,274,121
Utilities–8.3%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	854,420
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,110,791
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,819,472
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,228,610
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,803,727
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,739,811
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	859,499
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	776,795
Duke Energy Indiana LLC (Electric Utilities)		5.400%	04/01/2053	500,000	509,194
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	937,625
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,514,864
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,502,628
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	883,267
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,034,483
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,204,466
					18,779,652
Total Corporate Bonds (Cost $234,822,192)					$212,322,173

Asset-Backed Securities–2.4%		Rate	Maturity	Face Amount	Value
Industrials–2.4%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,398,809	$ 1,310,742
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	349,104	347,960
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,598,955	2,187,073
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,029,167	959,547
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	884,524	744,968
Total Asset-Backed Securities (Cost $6,260,605)					$5,550,290

U.S. Treasury Obligations–1.8%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		4.500%	11/15/2025	$4,000,000	$ 4,059,062
Total U.S. Treasury Obligations (Cost $4,035,518)					$4,059,062
Total Investments – 98.0% (Cost $245,118,315)	(c)				$221,931,525
Other Assets in Excess of Liabilities – 2.0%					4,543,625
Net Assets – 100.0%				$226,475,150

Percentages are stated as a percent of net assets.

Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.640% at 03/31/2023
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.600% at 03/31/2023
REITs:	Real Estate Investment Trust
SOFR:	Secured Overnight Financing Rate, 4.870% at 03/31/2023
TSFR3M:	Quarterly CME Term SOFR, 4.909% at 03/31/2023
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 3.726% at 03/31/2023
USSW5:	USD Swap Semi 30/360 5 Year, 3.634% at 03/31/2023

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2023, the value of these securities totaled $18,113,534, or 8.0% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2023.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–72.0%		Shares	Value
Communication Services–5.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	77,701	$ 8,059,925
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	47,522	4,942,288
Comcast Corp. Class A (Media)		69,157	2,621,742
Fox Corp. Class A (Media)		87,990	2,996,059
Fox Corp. Class B (Media)		1,513	47,372
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	22,016	4,666,071
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	43,990	493,128
Warner Bros Discovery, Inc. (Entertainment)	(a)	13,671	206,432
			24,033,017
Consumer Discretionary–7.6%
Amazon.com, Inc. (Broadline Retail)	(a)	83,963	8,672,538
Best Buy Co., Inc. (Specialty Retail)		1,949	152,548
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		8,087	1,254,779
eBay, Inc. (Broadline Retail)		43,173	1,915,586
General Motors Co. (Automobiles)		61,500	2,255,820
Genuine Parts Co. (Distributors)		6,076	1,016,576
Home Depot, Inc. / The (Specialty Retail)		11,291	3,332,200
Lear Corp. (Automobile Components)		2,698	376,344
Lowe's Cos., Inc. (Specialty Retail)		14,185	2,836,574
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,096	1,491,722
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,149	880,492
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,538	472,542
Tesla, Inc. (Automobiles)	(a)	16,022	3,323,924
TJX Cos., Inc. / The (Specialty Retail)		23,903	1,873,039
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		44,055	1,726,956
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,459	721,025
			32,302,665
Consumer Staples–5.4%
Archer-Daniels-Midland Co. (Food Products)		45,799	3,648,348
Colgate-Palmolive Co. (Household Products)		45,531	3,421,655
Hershey Co. / The (Food Products)		3,556	904,682
PepsiCo, Inc. (Beverages)		31,821	5,800,968
Procter & Gamble Co. / The (Household Products)		28,760	4,276,325
Walmart, Inc. (Consumer Staples Distribution & Retail)		34,749	5,123,740
			23,175,718
Energy–2.9%
Chevron Corp. (Oil, Gas & Consumable Fuels)		35,977	5,870,007
ConocoPhillips (Oil, Gas & Consumable Fuels)		4,786	474,819
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,347	727,557
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		32,063	3,516,029
Halliburton Co. (Energy Equip. & Svs.)		16,016	506,746
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,014	676,038
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,499	488,460
			12,259,656
Financials–8.9%
Allstate Corp. / The (Insurance)		8,367	927,147
American Express Co. (Consumer Finance)		22,709	3,745,849
Aon PLC Class A (Insurance)		1,837	579,188
Bank of America Corp. (Banks)		66,091	1,890,203
Bank of New York Mellon Corp. / The (Capital Markets)		65,263	2,965,551
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	8,782	2,711,618
Citigroup, Inc. (Banks)		23,070	1,081,752
JPMorgan Chase & Co. (Banks)		16,176	2,107,895
Marsh & McLennan Cos., Inc. (Insurance)		21,481	3,577,661
Mastercard, Inc. Class A (Financial Services)		8,637	3,138,772
MetLife, Inc. (Insurance)		51,131	2,962,530
PayPal Holdings, Inc. (Financial Services)	(a)	28,964	2,199,526
S&P Global, Inc. (Capital Markets)		7,050	2,430,628
Synchrony Financial (Consumer Finance)		22,162	644,471
Travelers Cos., Inc. / The (Insurance)		13,210	2,264,326
Visa, Inc. (Financial Services)		10,775	2,429,331
Wells Fargo & Co. (Banks)		57,144	2,136,043
			37,792,491

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care–10.5%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		23,260	$ 3,217,788
Amgen, Inc. (Biotechnology)		9,485	2,292,999
Becton Dickinson & Co. (Health Care Equip. & Supplies)		11,650	2,883,841
Biogen, Inc. (Biotechnology)	(a)	2,315	643,639
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	55,129	2,758,104
Bristol-Myers Squibb Co. (Pharmaceuticals)		52,499	3,638,706
Cigna Group / The (Health Care Providers & Svs.)		12,337	3,152,474
CVS Health Corp. (Health Care Providers & Svs.)		52,766	3,921,042
Danaher Corp. (Life Sciences Tools & Svs.)		16,769	4,226,459
Elevance Health, Inc. (Health Care Providers & Svs.)		8,841	4,065,180
Eli Lilly & Co. (Pharmaceuticals)		6,646	2,282,369
Gilead Sciences, Inc. (Biotechnology)		7,304	606,013
Johnson & Johnson (Pharmaceuticals)		9,001	1,395,155
Pfizer, Inc. (Pharmaceuticals)		47,204	1,925,923
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	483	396,867
Teladoc Health, Inc. (Health Care Technology)	(a)	13,276	343,848
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,263	3,033,435
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	11,242	450,804
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,001	3,781,193
			45,015,839
Industrials–6.4%
AECOM (Construction & Engineering)		32,531	2,743,014
Allegion PLC (Building Products)		12,547	1,339,141
AMETEK, Inc. (Electrical Equip.)		2,273	330,335
Automatic Data Processing, Inc. (Professional Svs.)		1,723	383,591
Cintas Corp. (Commercial Svs. & Supplies)		3,505	1,621,693
Cummins, Inc. (Machinery)		2,723	650,470
Deere & Co. (Machinery)		10,235	4,225,827
Eaton Corp. PLC (Electrical Equip.)		8,314	1,424,521
General Dynamics Corp. (Aerospace & Defense)		14,095	3,216,620
Herc Holdings, Inc. (Trading Companies & Distributors)		1,391	158,435
Honeywell International, Inc. (Industrial Conglomerates)		8,488	1,622,227
Illinois Tool Works, Inc. (Machinery)		12,424	3,024,623
Lockheed Martin Corp. (Aerospace & Defense)		3,749	1,772,265
Snap-on, Inc. (Machinery)		4,927	1,216,427
Southwest Airlines Co. (Passenger Airlines)		12,015	390,968
Timken Co. / The (Machinery)		18,065	1,476,272
Xylem, Inc. (Machinery)		15,143	1,585,472
			27,181,901
Information Technology–19.3%
Accenture PLC Class A (IT Svs.)		3,322	949,461
Adobe, Inc. (Software)	(a)	9,803	3,777,782
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	6,421	629,322
Analog Devices, Inc. (Semiconductors & Equip.)		22,146	4,367,634
Apple, Inc. (Tech. Hardware, Storage & Periph.)		126,499	20,859,685
Applied Materials, Inc. (Semiconductors & Equip.)		13,342	1,638,798
Cognizant Technology Solutions Corp. Class A (IT Svs.)		138	8,408
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		12,227	491,648
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	97,451	2,242,348
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		84,999	1,354,034
HP, Inc. (Tech. Hardware, Storage & Periph.)		45,437	1,333,576
Intel Corp. (Semiconductors & Equip.)		68,940	2,252,270
Intuit, Inc. (Software)		5,919	2,638,868
Juniper Networks, Inc. (Communications Equip.)		69,974	2,408,505
KLA Corp. (Semiconductors & Equip.)		1,734	692,161
Manhattan Associates, Inc. (Software)	(a)	7,005	1,084,724
Microsoft Corp. (Software)		68,644	19,790,065
NVIDIA Corp. (Semiconductors & Equip.)		29,941	8,316,712
QUALCOMM, Inc. (Semiconductors & Equip.)		4,978	635,093
Salesforce, Inc. (Software)	(a)	15,791	3,154,726
ServiceNow, Inc. (Software)	(a)	4,433	2,060,104
Synopsys, Inc. (Software)	(a)	1,637	632,291
Workday, Inc. Class A (Software)	(a)	4,673	965,161
			82,283,376
Materials–1.5%
Ecolab, Inc. (Chemicals)		23,063	3,817,618

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)	Shares	Value
Materials (continued)
FMC Corp. (Chemicals)	15,850	$ 1,935,761
Steel Dynamics, Inc. (Metals & Mining)	6,714	759,085
		6,512,464
Real Estate–2.2%
Equity Residential (Residential REITs)	36,798	2,207,880
Prologis, Inc. (Industrial REITs)	19,004	2,371,129
SBA Communications Corp. (Specialized REITs)	6,473	1,689,906
Simon Property Group, Inc. (Retail REITs)	26,967	3,019,495
		9,288,410
Utilities–1.7%
CMS Energy Corp. (Multi-Utilities)	26,564	1,630,498
DTE Energy Co. (Multi-Utilities)	31,032	3,399,245
Evergy, Inc. (Electric Utilities)	28,400	1,735,808
NiSource, Inc. (Multi-Utilities)	17,082	477,613
		7,243,164
Total Common Stocks (Cost $296,416,905)		$307,088,701

Corporate Bonds–26.0%		Rate	Maturity	Face Amount	Value
Communication Services–1.5%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 956,127
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,623,295
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	985,693
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,125,977
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	950,463
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	665,135
					6,306,690
Consumer Discretionary–1.6%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	930,212
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,626,783
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	980,061
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,820,793
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	875,484
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	663,672
					6,897,005
Consumer Staples–3.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,991,650
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	941,965
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	981,199
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	1,959,070
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,558,247
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,757,302
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,003,459
JBS U.S.A. LUX SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc. (Food Products)	(b)	5.750%	04/01/2033	800,000	764,000
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	733,299
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	925,877
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	2,000,000	1,759,522
					14,375,590
Energy–2.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	937,028
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	949,828
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,061,020
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	993,067
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	961,203
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	981,408
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,957,141
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	811,773
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,309,547
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	866,325
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	959,485
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	93,632
					11,881,457
Financials–6.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		4.875%	01/16/2024	1,000,000	988,637

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	$1,000,000	$ 828,428
American Express Co. (Rate is fixed until 08/03/2032, at which point, the rate becomes SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,200,000	1,147,261
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,143,725
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	180,594
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	830,770
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	921,750
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	923,877
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	944,075
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	875,572
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,659,310
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	947,842
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	228,817
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,602,202
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	971,115
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	955,899
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	864,412
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	966,771
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,291,807
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	1,847,667
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	816,393
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	945,210
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,347,013
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	783,153
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,416,876
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	596,200
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,406,633
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	189,660
					28,621,669
Health Care–1.8%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	928,020
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,764,951
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,001,815
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	971,107
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,959,330
					7,625,223
Industrials–2.1%
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,892,811
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,370,290
Burlington Northern Santa Fe LLC (Ground Transportation)		4.550%	09/01/2044	100,000	94,247
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	998,907
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	678,921
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	1,087,249
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	956,250
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,761,952
					8,840,627
Information Technology–1.2%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	784,180
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,631,321
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	1,925,616
VMware, Inc. (Software)		2.200%	08/15/2031	1,200,000	950,051
					5,291,168
Materials–1.3%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,303,946
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,681,416
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	969,355

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	$1,000,000	$ 964,991
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	800,000	712,124
					5,631,832
Real Estate–1.0%
Alexandria Real Estate Equities, Inc. (Office REITs)		3.950%	01/15/2028	1,000,000	946,651
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	2,000,000	1,843,915
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.625%	12/01/2029	700,000	637,220
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	906,581
					4,334,367
Utilities–2.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	854,420
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	822,199
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	960,345
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	909,736
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	87,758
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,181,361
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	869,905
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	859,499
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,165,193
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	731,093
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	168,318
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	751,314
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	802,978
					11,164,119
Total Corporate Bonds (Cost $126,986,164)					$110,969,747

Asset-Backed Securities–0.6%	Rate	Maturity	Face Amount	Value
Industrials–0.6%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,732,637	$ 1,458,049
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	114,352	106,616
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	884,524	744,969
Total Asset-Backed Securities (Cost $2,731,513)				$2,309,634

U.S. Treasury Obligations–0.2%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.875%	02/15/2032	$1,000,000	$ 877,656
Total U.S. Treasury Obligations (Cost $956,073)					$877,656
Total Investments – 98.8% (Cost $427,090,655)	(d)				$421,245,738
Other Assets in Excess of Liabilities – 1.2%	(e)				5,311,641
Net Assets – 100.0%				$426,557,379

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.600% at 03/31/2023
REITs:	Real Estate Investment Trust
SOFR:	Secured Overnight Financing Rate, 4.870% at 03/31/2023
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 3.726% at 03/31/2023
USSW5:	USD Swap Semi 30/360 5 Year, 3.634% at 03/31/2023

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2023, the value of these securities totaled $5,988,708, or 1.4% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2023.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $268,800 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	24	June 16, 2023	$4,708,498	$4,965,300	$256,802	$69,300
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–98.3%		Shares	Value
Japan–18.7%
Acom Co. Ltd. (Financials)	(a)	67,800	$ 163,484
Aeon Co. Ltd. (Consumer Staples)	(a)	28,700	556,803
AEON Financial Service Co. Ltd. (Financials)	(a)	7,600	70,967
Alfresa Holdings Corp. (Health Care)	(a)	33,700	431,789
Astellas Pharma, Inc. (Health Care)	(a)	122,400	1,738,975
Benesse Holdings, Inc. (Consumer Discretionary)	(a)	73,700	1,079,979
Central Japan Railway Co. (Industrials)	(a)	10,400	1,240,924
Concordia Financial Group Ltd. (Financials)	(a)	13,800	50,866
Cosmos Pharmaceutical Corp. (Consumer Staples)	(a)	5,400	486,271
Dai-ichi Life Holdings, Inc. (Financials)	(a)	33,200	610,331
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	6,000	597,779
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	56,600	1,333,567
DMG Mori Co. Ltd. (Industrials)	(a)	17,000	287,399
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	9,100	1,992,103
FUJIFILM Holdings Corp. (Information Technology)	(a)	8,900	451,790
Hitachi Ltd. (Industrials)	(a)	39,100	2,148,963
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	25,900	685,085
Hulic Co. Ltd. (Real Estate)	(a)	5,400	44,416
ITOCHU Corp. (Industrials)	(a)	4,400	143,292
Itochu Techno-Solutions Corp. (Information Technology)	(a)	5,300	130,592
Japan Post Bank Co. Ltd. (Financials)	(a)	69,700	569,272
Japan Post Holdings Co. Ltd. (Financials)	(a)	13,300	107,942
Japan Tobacco, Inc. (Consumer Staples)	(a)	181,800	3,840,261
JGC Holdings Corp. (Industrials)	(a)	8,800	109,367
Kakaku.com, Inc. (Communication Services)	(a)	4,400	60,400
Kamigumi Co. Ltd. (Industrials)	(a)	2,400	50,420
Kao Corp. (Consumer Staples)	(a)	26,300	1,023,735
KDDI Corp. (Communication Services)	(a)	76,400	2,356,004
Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	(a)	700	42,812
Kubota Corp. (Industrials)	(a)	57,000	864,196
Lawson, Inc. (Consumer Staples)	(a)	77,400	3,276,948
Lion Corp. (Consumer Staples)	(a)	53,500	578,111
Marui Group Co. Ltd. (Financials)	(a)	3,000	45,921
Mitsubishi Corp. (Industrials)	(a)	118,400	4,254,876
Mitsubishi Electric Corp. (Industrials)	(a)	11,600	138,622
Mitsubishi Estate Co. Ltd. (Real Estate)	(a)	45,500	541,207
Mitsubishi Gas Chemical Co., Inc. (Materials)	(a)	107,800	1,604,046
Mitsubishi HC Capital, Inc. (Financials)	(a)	3,400	17,557
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	277,200	1,776,483
Mitsui & Co. Ltd. (Industrials)	(a)	90,500	2,820,871
Mitsui Chemicals, Inc. (Materials)	(a)	2,800	72,298
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	65,700	1,234,137
Mizuho Financial Group, Inc. (Financials)	(a)	17,100	242,265
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	46,600	1,444,174
NEC Corp. (Information Technology)	(a)	13,700	528,891
NIDEC Corp. (Industrials)	(a)	8,200	426,736
Nikon Corp. (Consumer Discretionary)	(a)	4,100	42,091
Nippon Express Holdings, Inc. (Industrials)	(a)	11,900	718,050
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	5,500	164,355
Nomura Holdings, Inc. (Financials)	(a)	15,400	59,372
Nomura Research Institute Ltd. (Information Technology)	(a)	45,700	1,068,818
Common Stocks (Continued)		Shares	Value
Japan (continued)
Olympus Corp. (Health Care)	(a)	35,400	$ 621,721
Omron Corp. (Information Technology)	(a)	8,100	474,068
ORIX Corp. (Financials)	(a)	17,500	288,540
Otsuka Holdings Co. Ltd. (Health Care)	(a)	75,900	2,409,795
Pola Orbis Holdings, Inc. (Consumer Staples)	(a)	44,100	574,786
Recruit Holdings Co. Ltd. (Industrials)	(a)	145,400	3,999,813
Resona Holdings, Inc. (Financials)	(a)	5,400	26,050
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	46,600	398,163
Sekisui Chemical Co. Ltd. (Consumer Discretionary)	(a)	1,700	24,144
Seven Bank Ltd. (Financials)	(a)	85,200	170,256
Shiseido Co. Ltd. (Consumer Staples)	(a)	3,200	150,026
SoftBank Corp. (Communication Services)	(a)	66,300	765,354
SoftBank Group Corp. (Communication Services)	(a)	27,700	1,088,984
Sohgo Security Services Co. Ltd. (Industrials)	(a)	1,900	51,173
Sompo Holdings, Inc. (Financials)	(a)	10,100	400,214
Subaru Corp. (Consumer Discretionary)	(a)	46,400	740,712
Sumitomo Chemical Co. Ltd. (Materials)	(a)	157,100	528,952
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	2,000	80,035
Sumitomo Mitsui Trust Holdings, Inc. (Financials)	(a)	4,200	144,295
Sumitomo Pharma Co. Ltd. (Health Care)	(a)	11,500	70,467
Sumitomo Realty & Development Co. Ltd. (Real Estate)	(a)	8,500	191,942
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	1,300	48,423
Suzuki Motor Corp. (Consumer Discretionary)	(a)	10,400	378,741
T&D Holdings, Inc. (Financials)	(a)	66,500	824,193
Terumo Corp. (Health Care)	(a)	40,400	1,092,630
Tokio Marine Holdings, Inc. (Financials)	(a)	24,100	463,803
Tokyo Tatemono Co. Ltd. (Real Estate)	(a)	5,700	69,593
Toshiba Corp. (Industrials)	(a)	9,000	302,216
Toyota Motor Corp. (Consumer Discretionary)	(a)	119,300	1,698,283
Trend Micro, Inc. (Information Technology)	(a)	10,300	505,323
Tsuruha Holdings, Inc. (Consumer Staples)	(a)	28,400	1,899,500
Yamada Holdings Co. Ltd. (Consumer Discretionary)	(a)(b)	292,200	1,004,653
ZOZO, Inc. (Consumer Discretionary)	(a)	39,400	901,154
			66,713,615
United Kingdom–15.3%
Anglo American PLC (Materials)	(a)	10,903	362,650
AstraZeneca PLC (Health Care)	(a)	46,009	6,374,743
Auto Trader Group PLC (Communication Services)	(a)	37,602	286,816
Aviva PLC (Financials)	(a)	64,852	323,944
Barclays PLC (Financials)	(a)	249,370	448,842
Beazley PLC (Financials)	(a)	90,027	665,702
BP PLC (Energy)	(a)	716,281	4,527,268
British American Tobacco PLC (Consumer Staples)	(a)	123,856	4,341,694
BT Group PLC (Communication Services)	(a)	1,217,647	2,193,380
Bunzl PLC (Industrials)	(a)	1,671	63,118
Centrica PLC (Utilities)	(a)	711,995	932,452
Compass Group PLC (Consumer Discretionary)	(a)	2,093	52,600
ConvaTec Group PLC (Health Care)	(a)	37,156	104,996
Croda International PLC (Materials)	(a)	1,079	86,723
Diageo PLC (Consumer Staples)	(a)	49,567	2,212,157

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
easyJet PLC (Industrials)	(a)(b)	21,149	$ 135,163
GSK PLC (Health Care)	(a)	266,647	4,711,469
Halma PLC (Information Technology)	(a)	3,953	109,128
Hargreaves Lansdown PLC (Financials)	(a)	1,760	17,435
HSBC Holdings PLC (Financials)	(a)	224,241	1,524,053
IG Group Holdings PLC (Financials)	(a)	25,654	221,380
IMI PLC (Industrials)	(a)	20,815	394,003
Intertek Group PLC (Industrials)	(a)	44,855	2,246,548
Lloyds Banking Group PLC (Financials)	(a)	2,214,148	1,301,802
London Stock Exchange Group PLC (Financials)	(a)	7,316	710,601
Melrose Industries PLC (Industrials)	(a)	326,970	673,412
Pennon Group PLC (Utilities)	(a)	1,573	16,996
Reckitt Benckiser Group PLC (Consumer Staples)	(a)	9,978	759,101
RELX PLC (Industrials)	(a)	10,748	348,094
Rightmove PLC (Communication Services)	(a)	76,728	534,076
Rio Tinto PLC (Materials)	(a)	37,204	2,525,329
Rotork PLC (Industrials)	(a)	4,604	17,940
Shell PLC (Energy)	(a)	249,468	7,109,481
Smiths Group PLC (Industrials)	(a)	22,855	484,726
Spectris PLC (Information Technology)	(a)	23,710	1,075,754
Spirax-Sarco Engineering PLC (Industrials)	(a)	3,018	443,111
SSE PLC (Utilities)	(a)	55,345	1,234,959
Standard Chartered PLC (Financials)	(a)	95,675	725,127
Tesco PLC (Consumer Staples)	(a)	500,909	1,642,195
TORM PLC Class A (Energy)	(a)	694	21,343
Travis Perkins PLC (Industrials)	(a)	6,709	79,429
Unilever PLC (Consumer Staples)	(a)	44,375	2,299,468
Vodafone Group PLC (Communication Services)	(a)	321,175	354,287
			54,693,495
France–13.0%
Aeroports de Paris (Industrials)	(a)(b)	359	51,251
Air Liquide SA (Materials)	(a)	342	57,247
Arkema SA (Materials)	(a)	10,416	1,028,442
BNP Paribas SA (Financials)	(a)	345	20,603
Bureau Veritas SA (Industrials)	(a)	38,862	1,116,601
Capgemini SE (Information Technology)	(a)	14,039	2,608,943
Carrefour SA (Consumer Staples)	(a)	72,691	1,469,637
Danone SA (Consumer Staples)	(a)	376	23,396
Dassault Aviation SA (Industrials)	(a)	156	30,861
Dassault Systemes SE (Information Technology)	(a)	54,663	2,254,905
Engie SA (Utilities)	(a)	130,689	2,068,113
Getlink SE (Industrials)	(a)	2,516	41,438
Hermes International (Consumer Discretionary)	(a)	2,399	4,858,588
Kering SA (Consumer Discretionary)	(a)	1,865	1,216,777
L'Oreal SA (Consumer Staples)	(a)	10,161	4,540,368
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	8,037	7,377,229
Pernod Ricard SA (Consumer Staples)	(a)	6,890	1,560,109
Safran SA (Industrials)	(a)	16,348	2,420,102
Sanofi (Health Care)	(a)	51,689	5,607,156
Schneider Electric SE (Industrials)	(a)	23,088	3,858,554
Societe Generale SA (Financials)	(a)	23,690	533,768
Teleperformance (Industrials)	(a)	257	62,100
Thales SA (Industrials)	(a)	7,194	1,063,609
TotalEnergies SE (Energy)	(a)	9,962	587,396
Ubisoft Entertainment SA (Communication Services)	(a)(b)	39,820	1,061,329
Vinci SA (Industrials)	(a)	8,815	1,010,572
			46,529,094
Germany–10.0%
adidas AG (Consumer Discretionary)	(a)	1,141	202,268
Common Stocks (Continued)		Shares	Value
Germany (continued)
BASF SE (Materials)	(a)	533	$ 27,982
Bayer AG (Health Care)	(a)	11,299	721,798
Beiersdorf AG (Consumer Staples)	(a)	14,900	1,938,301
Daimler Truck Holding AG (Industrials)	(a)(b)	82,104	2,770,929
Deutsche Post AG (Industrials)	(a)	46,457	2,175,843
Deutsche Telekom AG (Communication Services)	(a)	31,042	752,219
DWS Group GmbH & Co. KGaA (Financials)	(a)	1,660	51,103
E.ON SE (Utilities)	(a)	73,569	917,752
Encavis AG (Utilities)	(a)	2,482	42,637
Evonik Industries AG (Materials)	(a)	42,953	903,694
Freenet AG (Communication Services)	(a)	29,396	763,840
GEA Group AG (Industrials)	(a)	2,913	132,884
HelloFresh SE (Consumer Staples)	(a)(b)	3,022	72,067
Infineon Technologies AG (Information Technology)	(a)	30,229	1,241,359
K+S AG (Materials)	(a)	16,790	357,541
Knorr-Bremse AG (Industrials)	(a)	4,670	311,073
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	59,413	4,569,023
Merck KGaA (Health Care)	(a)	245	45,677
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	(a)	707	247,192
Nemetschek SE (Information Technology)	(a)	14,899	1,028,489
ProSiebenSat.1 Media SE (Communication Services)	(a)	78,571	800,347
RWE AG (Utilities)	(a)	2,228	95,867
SAP SE (Information Technology)	(a)	49,268	6,221,093
Scout24 SE (Communication Services)	(a)	30,707	1,826,421
Siemens AG (Industrials)	(a)	37,974	6,151,936
Siemens Energy AG (Industrials)	(a)(b)	22,403	494,019
Talanx AG (Financials)	(a)	8,962	415,403
thyssenkrupp AG (Materials)	(a)	58,500	421,294
United Internet AG (Communication Services)	(a)	1,080	18,617
Volkswagen AG (Consumer Discretionary)	(a)	525	90,051
Zalando SE (Consumer Discretionary)	(a)(b)	1,315	55,112
			35,863,831
Switzerland–8.6%
ABB Ltd. (Industrials)	(a)	124,475	4,282,127
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	109	1,287,360
Clariant AG (Materials)	(a)	6,514	108,063
Givaudan SA (Materials)	(a)	237	771,385
Helvetia Holding AG (Financials)	(a)	1,754	244,487
Nestle SA (Consumer Staples)	(a)	89,300	10,888,394
Novartis AG (Health Care)	(a)	84,616	7,769,316
Roche Holding AG (Health Care)	(a)	351	105,472
Roche Holding AG NVS (Health Care)	(a)	9,692	2,769,416
Sika AG (Materials)	(a)	891	249,921
STMicroelectronics N.V. (Information Technology)	(a)	11,242	599,015
Swatch Group AG / The (Consumer Discretionary)	(a)	1,908	657,097
Swiss Re AG (Financials)	(a)	153	15,718
Temenos AG (Information Technology)	(a)	3,071	213,699
UBS Group AG (Financials)	(a)	31,299	662,312
			30,623,782
Australia–8.1%
ANZ Group Holdings Ltd. (Financials)	(a)	86,344	1,330,571
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	147,434	3,686,220
Bank of Queensland Ltd. (Financials)	(a)	67,386	293,836
Beach Energy Ltd. (Energy)	(a)	39,726	37,612

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Australia (continued)
BHP Group Ltd. (Materials)	(a)	219,984	$ 6,954,559
Commonwealth Bank of Australia (Financials)	(a)	11,612	766,688
CSL Ltd. (Health Care)	(a)	10,270	1,988,995
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)(b)	54,474	678,291
Fortescue Metals Group Ltd. (Materials)	(a)	56,847	854,499
GPT Group / The (Real Estate)	(a)	17,261	49,328
Macquarie Group Ltd. (Financials)	(a)	34,546	4,090,236
National Australia Bank Ltd. (Financials)	(a)	112,679	2,099,587
Qantas Airways Ltd. (Industrials)	(a)(b)	176,086	785,951
Santos Ltd. (Energy)	(a)	7,338	33,773
Sonic Healthcare Ltd. (Health Care)	(a)	13,198	309,400
Westpac Banking Corp. (Financials)	(a)	228,649	3,329,040
Worley Ltd. (Industrials)	(a)	164,717	1,595,414
			28,884,000
Netherlands–5.6%
ABN AMRO Bank N.V. (Financials)	(a)	11,085	175,780
Aegon N.V. (Financials)	(a)	62,424	267,996
Argenx SE (Health Care)	(a)(b)	820	304,511
ASML Holding N.V. (Information Technology)	(a)	14,088	9,600,239
ASR Nederland N.V. (Financials)	(a)	31,013	1,234,004
ING Groep N.V. (Financials)	(a)	82,036	974,205
Just Eat Takeaway.com N.V. (Consumer Discretionary)	(a)(b)	2,718	51,868
Koninklijke KPN N.V. (Communication Services)	(a)	260,493	920,470
Koninklijke Philips N.V. (Health Care)	(a)	144,633	2,656,456
Koninklijke Vopak N.V. (Energy)	(a)	918	32,411
Prosus N.V. (Consumer Discretionary)	(a)	21,792	1,706,401
QIAGEN N.V. (Health Care)	(a)(b)	2,936	133,724
Signify N.V. (Industrials)	(a)	3,872	129,112
Wolters Kluwer N.V. (Industrials)	(a)	13,278	1,676,168
			19,863,345
Spain–3.3%
Acciona SA (Utilities)	(a)	12,856	2,579,421
Aena SME SA (Industrials)	(a)(b)	187	30,239
Amadeus IT Group SA (Consumer Discretionary)	(a)(b)	14,705	986,463
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	390,678	2,793,097
Banco Santander SA (Financials)	(a)	227,727	848,620
Bankinter SA (Financials)	(a)	93,806	532,856
CaixaBank SA (Financials)	(a)	87,569	341,690
EDP Renovaveis SA (Utilities)	(a)	1,442	33,030
Ferrovial SA (Industrials)	(a)	7,451	219,412
Grifols SA (Health Care)	(a)(b)	19,719	195,184
Iberdrola SA (Utilities)	(a)	1,614	20,107
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	57,964	1,947,312
Mapfre SA (Financials)	(a)	156,456	315,316
Repsol SA (Energy)	(a)	68,346	1,051,015
			11,893,762
Hong Kong–3.1%
AIA Group Ltd. (Financials)	(a)	521,800	5,472,302
ASMPT Ltd. (Information Technology)	(a)	31,700	314,400
Bank of East Asia Ltd. / The (Financials)	(a)	22,600	28,710
BOC Hong Kong Holdings Ltd. (Financials)	(a)	47,000	146,323
CK Infrastructure Holdings Ltd. (Utilities)	(a)	29,500	160,506
ESR Group Ltd. (Real Estate)	(a)	10,800	19,367
Hong Kong Exchanges & Clearing Ltd. (Financials)	(a)	600	26,595
Common Stocks (Continued)		Shares	Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd. (Industrials)	(a)	44,300	$ 2,154,850
Kerry Properties Ltd. (Real Estate)	(a)	239,000	610,408
Man Wah Holdings Ltd. (Consumer Discretionary)	(a)	36,000	29,664
New World Development Co. Ltd. (Real Estate)	(a)	410,000	1,099,046
Sino Land Co. Ltd. (Real Estate)	(a)	74,000	100,072
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	10,500	147,101
Swire Properties Ltd. (Real Estate)	(a)	255,000	656,294
Wharf Holdings Ltd. / The (Real Estate)	(a)	13,000	29,744
			10,995,382
Denmark–2.6%
Carlsberg A/S Class B (Consumer Staples)	(a)	1,779	276,042
Genmab A/S (Health Care)	(a)(b)	1,997	754,877
H. Lundbeck A/S (Health Care)	(a)	58,088	268,788
Jyske Bank A/S (Financials)	(a)(b)	3,411	239,034
Novo Nordisk A/S Class B (Health Care)	(a)	36,466	5,791,576
Novozymes A/S (Materials)	(a)	38,383	1,965,330
			9,295,647
Sweden–2.1%
Assa Abloy AB Class B (Industrials)	(a)	15,466	370,449
Boliden AB (Materials)	(a)	579	22,746
Elekta AB Class B (Health Care)	(a)	24,517	187,360
Getinge AB Class B (Health Care)	(a)	7,043	171,767
Industrivarden AB Class C (Financials)	(a)	68,512	1,847,380
Industrivarden AB Class A (Financials)	(a)	22,400	605,417
Investor AB Class B (Financials)	(a)	34,880	694,830
Investor AB Class A (Financials)	(a)	13,709	279,732
L E Lundbergforetagen AB Class B (Financials)	(a)	5,043	228,384
Saab AB Class B (Industrials)	(a)	5,896	358,188
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	10,129	236,011
Trelleborg AB Class B (Industrials)	(a)	17,534	499,045
Volvo AB Class B (Industrials)	(a)	96,167	1,981,679
Volvo AB Class A (Industrials)	(a)	2,207	47,472
			7,530,460
Italy–1.7%
Assicurazioni Generali SpA (Financials)	(a)	1,101	21,937
Banca Generali SpA (Financials)	(a)	9,545	303,868
Buzzi Unicem SpA (Materials)	(a)	39,645	962,241
FinecoBank Banca Fineco SpA (Financials)	(a)	14,126	216,426
Intesa Sanpaolo SpA (Financials)	(a)	383,106	983,219
Italgas SpA (Utilities)	(a)	36,253	221,119
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	60,336	606,312
Moncler SpA (Consumer Discretionary)	(a)	616	42,548
Poste Italiane SpA (Financials)	(a)	12,767	130,192
PRADA SpA (Consumer Discretionary)	(a)	38,500	273,006
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	10,807	457,129
Reply SpA (Information Technology)	(a)	2,406	302,129
Snam SpA (Utilities)	(a)	214,314	1,136,300
Terna - Rete Elettrica Nazionale (Utilities)	(a)	2,231	18,311
UniCredit SpA (Financials)	(a)	18,626	351,060
			6,025,797
Luxembourg–1.0%
ArcelorMittal SA (Materials)	(a)	120,601	3,653,762

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Singapore–1.0%
Jardine Cycle & Carriage Ltd. (Industrials)	(a)	87,700	$ 2,065,248
Singapore Airlines Ltd. (Industrials)	(a)	209,100	901,947
United Overseas Bank Ltd. (Financials)	(a)	27,300	612,313
			3,579,508
Austria–1.0%
ams-OSRAM AG (Information Technology)	(a)(b)	59,984	467,437
ANDRITZ AG (Industrials)	(a)	22,096	1,495,107
BAWAG Group AG (Financials)	(a)	5,840	283,643
Raiffeisen Bank International AG (Financials)	(a)(b)	75,221	1,154,731
			3,400,918
Norway–0.9%
Aker BP ASA (Energy)	(a)	2,094	51,355
DNB Bank ASA (Financials)	(a)	53,659	960,268
Equinor ASA (Energy)	(a)	44,608	1,268,134
Gjensidige Forsikring ASA (Financials)	(a)	6,845	111,931
Nordic Semiconductor ASA (Information Technology)	(a)(b)	5,642	86,981
Telenor ASA (Communication Services)	(a)	59,100	692,957
Var Energi ASA (Energy)	(a)	16,516	40,417
			3,212,043
Ireland–0.9%
Experian PLC (Industrials)	(a)	81,495	2,683,443
Kingspan Group PLC (Industrials)	(a)	4,665	319,670
			3,003,113
Belgium–0.8%
Ageas SA / N.V. (Financials)	(a)	7,330	317,083
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	8,204	546,877
Groupe Bruxelles Lambert N.V. (Financials)	(a)	3,101	264,640
Proximus SADP (Communication Services)	(a)	71,676	693,125
Common Stocks (Continued)		Shares	Value
Belgium (continued)
Sofina SA (Financials)	(a)	303	$ 68,053
Solvay SA (Materials)	(a)	8,910	1,019,003
			2,908,781
Israel–0.4%
Bank Hapoalim BM (Financials)	(a)	29,389	244,590
Bank Leumi Le-Israel BM (Financials)	(a)	22,176	167,757
Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	(a)	305,233	415,556
Elbit Systems Ltd. (Industrials)	(a)	584	99,461
Israel Discount Bank Ltd. Class A (Financials)	(a)	17,223	84,603
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(b)	59,902	531,907
			1,543,874
Finland–0.2%
Nordea Bank Abp (Financials)	(a)	35,034	374,103
Sampo Oyj Class A (Financials)	(a)	7,127	336,289
			710,392
Portugal–0.0%
Jeronimo Martins SGPS SA (Consumer Staples)	(a)	5,554	130,368
Total Common Stocks (Cost $329,785,323)			$351,054,969

Preferred Securities–0.2%		Rate	Quantity	Value
Germany–0.2%
Porsche Automobil Holding SE (Consumer Discretionary)	(a)	4.823% (c)	1,154	$ 66,248
Volkswagen AG (Consumer Discretionary)	(a)	21.164% (c)	5,495	749,915
Total Preferred Securities (Cost $819,880)				$816,163
Total Investments – 98.5% (Cost $330,605,203)			(d)	$351,871,132
Other Assets in Excess of Liabilities – 1.5%			(e)	5,385,103
Net Assets – 100.0%			$357,256,235

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non Voting Shares

Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $351,871,132 or 98.5% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(e)	Includes $298,003 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	75	June 16, 2023	$7,559,947	$7,861,875	$301,928	$33,000
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–98.5%		Shares	Value
Communication Services–4.2%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	9,896	$ 1,029,184
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	4,514	956,697
			1,985,881
Consumer Discretionary–15.3%
Amazon.com, Inc. (Broadline Retail)	(a)	25,845	2,669,530
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	414	1,098,098
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	10,481	511,578
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	1,184	1,086,803
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		5,441	667,284
Rivian Automotive, Inc. Class A (Automobiles)	(a)	9,216	142,664
TJX Cos., Inc. / The (Specialty Retail)		14,063	1,101,977
			7,277,934
Financials–7.6%
Charles Schwab Corp. / The (Capital Markets)		7,974	417,678
Cullen / Frost Bankers, Inc. (Banks)		5,988	630,776
Mastercard, Inc. Class A (Financial Services)		3,889	1,413,301
Visa, Inc. (Financial Services)		5,217	1,176,225
			3,637,980
Health Care–12.2%
AbbVie, Inc. (Biotechnology)		9,347	1,489,632
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	5,596	369,112
Argenx SE – ADR (Biotechnology)	(a)	694	258,571
Danaher Corp. (Life Sciences Tools & Svs.)		3,858	972,370
Horizon Therapeutics PLC (Biotechnology)	(a)	10,530	1,149,244
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,754	872,993
Teleflex, Inc. (Health Care Equip. & Supplies)		2,898	734,092
			5,846,014
Industrials–11.6%
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	56,258	1,299,560
CoStar Group, Inc. (Professional Svs.)	(a)	18,930	1,303,330
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Deere & Co. (Machinery)		3,776	$ 1,559,035
Howmet Aerospace, Inc. (Aerospace & Defense)		32,176	1,363,297
			5,525,222
Information Technology–38.7%
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	20,803	2,038,902
Apple, Inc. (Tech. Hardware, Storage & Periph.)		24,783	4,086,716
ASML Holding N.V. (Semiconductors & Equip.)		2,025	1,378,438
Atlassian Corp. Class A (Software)	(a)	3,717	636,239
Microsoft Corp. (Software)		20,290	5,849,608
NVIDIA Corp. (Semiconductors & Equip.)		5,853	1,625,788
Texas Instruments, Inc. (Semiconductors & Equip.)		6,324	1,176,327
Workday, Inc. Class A (Software)	(a)	8,105	1,674,007
			18,466,025
Materials–6.4%
Crown Holdings, Inc. (Containers & Packaging)		13,798	1,141,233
Freeport-McMoRan, Inc. (Metals & Mining)		13,650	558,421
Linde PLC (Chemicals)		2,388	848,791
Sherwin-Williams Co. / The (Chemicals)		2,204	495,393
			3,043,838
Real Estate–2.5%
American Tower Corp. (Specialized REITs)		5,963	1,218,479
Total Common Stocks (Cost $40,529,894)			$47,001,373

Discount Notes–1.9%		Shares	Value
Freddie Mac Discount Notes. 3.901%, 4/03/2023		900,000	$ 900,000
Total Discount Notes (Cost $899,805)			$900,000
Total Investments – 100.4% (Cost $41,429,699)	(c)		$47,901,373
Liabilities in Excess of Other Assets – (0.4)%			(209,294)
Net Assets – 100.0%			$47,692,079

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $1,086,803 or 2.3% of the Portfolio’s net assets.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Small Cap Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–97.2%		Shares	Value
Communication Services–1.1%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 62,057
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	98,719
Cinemark Holdings, Inc. (Entertainment)	(a)	9,019	133,391
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,530	224,932
EW Scripps Co. / The Class A (Media)	(a)	8,220	77,350
Gogo, Inc. (Wireless Telecom. Svs.)	(a)	4,843	70,224
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		57,080	151,262
Shutterstock, Inc. (Interactive Media & Svs.)		2,040	148,104
TechTarget, Inc. (Media)	(a)	2,320	83,798
Telephone and Data Systems, Inc. (Wireless Telecom. Svs.)		11,170	117,397
Yelp, Inc. (Interactive Media & Svs.)	(a)	4,550	139,685
			1,306,919
Consumer Discretionary–13.9%
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,319	412,315
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	3,040	117,405
American Axle & Manufacturing Holdings, Inc. (Automobile Components)	(a)	19,150	149,561
American Eagle Outfitters, Inc. (Specialty Retail)		10,150	136,416
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,826	383,460
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		6,750	173,137
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	2,520	193,133
Buckle, Inc. / The (Specialty Retail)		948	33,834
Cavco Industries, Inc. (Household Durables)	(a)	600	190,644
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		3,690	129,334
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	156,768
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,360	123,614
Designer Brands, Inc. Class A (Specialty Retail)		10,040	87,750
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		1,840	124,458
Dorman Products, Inc. (Automobile Components)	(a)	2,510	216,513
European Wax Center, Inc. Class A (Diversified Consumer Svs.)		22,693	431,167
Five Below, Inc. (Specialty Retail)	(a)	3,909	805,137
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	338	33,198
Fox Factory Holding Corp. (Automobile Components)	(a)	7,817	948,749
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	5,721	159,501
Gentherm, Inc. (Automobile Components)	(a)	2,750	166,155
Green Brick Partners, Inc. (Household Durables)	(a)	3,212	112,613
Group 1 Automotive, Inc. (Specialty Retail)		1,410	319,252
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		21,640	113,826
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	20,255	899,930
Installed Building Products, Inc. (Household Durables)		1,958	223,271
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,400	122,626
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	191,624
La-Z-Boy, Inc. (Household Durables)		4,820	140,166
LCI Industries (Automobile Components)		2,180	239,517
Leslie's, Inc. (Specialty Retail)	(a)	9,849	108,437
LGI Homes, Inc. (Household Durables)	(a)	1,930	220,078
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	37,033	591,047
Lithia Motors, Inc. (Specialty Retail)		2,404	550,348
M.D.C. Holdings, Inc. (Household Durables)		4,850	188,519
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Meritage Homes Corp. (Household Durables)		3,170	$ 370,129
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)		1,660	123,089
National Vision Holdings, Inc. (Specialty Retail)	(a)	13,457	253,530
ODP Corp. / The (Specialty Retail)	(a)	4,400	197,912
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	100,310
Patrick Industries, Inc. (Automobile Components)		1,980	136,244
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,232	794,719
Sabre Corp. (Hotels, Restaurants & Leisure)	(a)	21,199	90,944
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,100	172,019
Signet Jewelers Ltd. (Specialty Retail)		2,810	218,562
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5,473	146,184
Skyline Champion Corp. (Household Durables)	(a)	10,629	799,620
Sonos, Inc. (Household Durables)	(a)	9,149	179,503
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,550	235,800
Strategic Education, Inc. (Diversified Consumer Svs.)		2,073	186,218
Stride, Inc. (Diversified Consumer Svs.)	(a)	2,963	116,298
Sturm Ruger & Co., Inc. (Leisure Products)		2,740	157,386
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		10,138	1,095,512
Tri Pointe Homes, Inc. (Household Durables)	(a)	7,833	198,332
Urban Outfitters, Inc. (Specialty Retail)	(a)	4,130	114,484
Vista Outdoor, Inc. (Leisure Products)	(a)	5,450	151,019
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,411	993,351
Winnebago Industries, Inc. (Automobiles)		2,890	166,753
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	123,442
			16,314,863
Consumer Staples–5.0%
Cal-Maine Foods, Inc. (Food Products)		2,520	153,443
Central Garden & Pet Co. Class A (Household Products)	(a)	3,610	141,043
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	26,614	906,207
Edgewell Personal Care Co. (Personal Care Products)		4,650	197,253
elf Beauty, Inc. (Personal Care Products)	(a)	3,300	271,755
Fresh Del Monte Produce, Inc. (Food Products)		6,300	189,693
Freshpet, Inc. (Food Products)	(a)	7,524	498,014
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	26,790	757,085
Hain Celestial Group, Inc. / The (Food Products)	(a)	5,981	102,574
Hostess Brands, Inc. (Food Products)	(a)	10,075	250,666
Inter Parfums, Inc. (Personal Care Products)		1,150	163,576
J & J Snack Foods Corp. (Food Products)		1,300	192,686
Medifast, Inc. (Personal Care Products)		1,020	105,743
MGP Ingredients, Inc. (Beverages)		1,020	98,654
National Beverage Corp. (Beverages)	(a)	2,645	139,444
Nu Skin Enterprises, Inc. Class A (Personal Care Products)		3,254	127,915
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		1,900	135,812
Simply Good Foods Co. / The (Food Products)	(a)	7,200	286,344
TreeHouse Foods, Inc. (Food Products)	(a)	4,709	237,475
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,820	127,007
USANA Health Sciences, Inc. (Personal Care Products)	(a)	1,970	123,913
Vector Group Ltd. (Tobacco)		13,620	163,576
Vital Farms, Inc. (Food Products)	(a)	21,522	329,287
WD-40 Co. (Household Products)		1,140	202,977
			5,902,142

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy–5.6%
Archrock, Inc. (Energy Equip. & Svs.)		200	$ 1,954
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	4,750	158,840
ChampionX Corp. (Energy Equip. & Svs.)		29,110	789,754
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		3,439	235,021
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)		5,946	64,157
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)		2,250	131,107
Core Laboratories N.V. (Energy Equip. & Svs.)		7,290	160,744
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	113,747
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		8,893	439,047
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,850	119,312
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		17,988	643,071
Matador Resources Co. (Oil, Gas & Consumable Fuels)		17,909	853,364
NexTier Oilfield Solutions, Inc. (Energy Equip. & Svs.)	(a)	14,580	115,911
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	132,933
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	6,440	113,537
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		15,640	182,988
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		55,928	587,244
RPC, Inc. (Energy Equip. & Svs.)		15,490	119,118
SM Energy Co. (Oil, Gas & Consumable Fuels)		8,360	235,418
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	84,461	422,305
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	107,442
TechnipFMC PLC (Energy Equip. & Svs.)	(a)	48,582	663,144
U.S. Silica Holdings, Inc. (Energy Equip. & Svs.)	(a)	7,450	88,953
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		4,930	125,962
			6,605,073
Financials–12.8%
American Equity Investment Life Holding Co. (Insurance)		4,630	168,949
Ameris Bancorp (Banks)		5,910	216,188
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		11,680	108,741
Assured Guaranty Ltd. (Insurance)		4,380	220,183
Atlantic Union Bankshares Corp. (Banks)		4,630	162,281
Axos Financial, Inc. (Banks)	(a)	4,330	159,864
BancFirst Corp. (Banks)		1,079	89,665
Bancorp, Inc. / The (Banks)	(a)	3,600	100,260
BankUnited, Inc. (Banks)		8,010	180,866
Banner Corp. (Banks)		3,130	170,178
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	98,297
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	66,661
Brookline Bancorp, Inc. (Banks)		11,040	115,920
Community Bank System, Inc. (Banks)		4,580	240,404
Customers Bancorp, Inc. (Banks)	(a)	2,500	46,300
CVB Financial Corp. (Banks)		10,890	181,645
Dime Community Bancshares, Inc. (Banks)		5,370	122,006
Eagle Bancorp, Inc. (Banks)		3,330	111,455
Encore Capital Group, Inc. (Consumer Finance)	(a)	3,210	161,945
EVERTEC, Inc. (Financial Services)		5,340	180,225
First BanCorp (Banks)		18,380	209,900
First Financial Bancorp (Banks)		7,980	173,725
First Hawaiian, Inc. (Banks)		11,000	226,930
Flywire Corp. (Financial Services)	(a)	28,084	824,546
Genworth Financial, Inc. Class A (Insurance)	(a)	48,010	241,010
Hilltop Holdings, Inc. (Banks)		3,760	111,559
Horace Mann Educators Corp. (Insurance)		3,110	104,123
Houlihan Lokey, Inc. (Capital Markets)		10,141	887,236
Common Stocks (Continued)		Shares	Value
Financials (continued)
Independent Bank Corp. (Banks)		3,783	$ 248,240
James River Group Holdings Ltd. (Insurance)		4,800	99,120
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		8,420	95,904
Lakeland Financial Corp. (Banks)		1,840	115,258
Mercury General Corp. (Insurance)		357	11,331
Mr. Cooper Group, Inc. (Financial Services)	(a)	6,180	253,195
National Bank Holdings Corp. Class A (Banks)		4,450	148,897
NBT Bancorp, Inc. (Banks)		2,870	96,748
New York Mortgage Trust, Inc. (Mortgage REIT)		9,680	96,413
NMI Holdings, Inc. Class A (Financial Services)	(a)	7,570	169,038
Northwest Bancshares, Inc. (Banks)		9,360	112,601
P10, Inc. Class A (Capital Markets)		23,976	242,397
Pacific Premier Bancorp, Inc. (Banks)		8,070	193,841
Palomar Holdings, Inc. (Insurance)	(a)	1,850	102,120
Park National Corp. (Banks)		1,420	168,369
Payoneer Global, Inc. (Financial Services)	(a)	13,287	83,442
Piper Sandler Cos. (Capital Markets)		1,530	212,073
PRA Group, Inc. (Consumer Finance)	(a)	4,720	183,891
ProAssurance Corp. (Insurance)		7,110	131,393
PROG Holdings, Inc. (Consumer Finance)	(a)	4,081	97,087
Provident Financial Services, Inc. (Banks)		3,345	64,157
Radian Group, Inc. (Financial Services)		9,730	215,033
Redwood Trust, Inc. (Mortgage REIT)		16,000	107,840
Renasant Corp. (Banks)		4,640	141,891
RLI Corp. (Insurance)		7,177	953,895
Ryan Specialty Holdings, Inc. Class A (Insurance)	(a)	15,871	638,649
Seacoast Banking Corp. of Florida (Banks)		5,331	126,345
ServisFirst Bancshares, Inc. (Banks)		3,930	214,696
Shift4 Payments, Inc. Class A (Financial Services)	(a)	10,038	760,880
Simmons First National Corp. Class A (Banks)		9,350	163,531
Southside Bancshares, Inc. (Banks)		4,430	147,076
StepStone Group, Inc. Class A (Capital Markets)		22,033	534,741
Stewart Information Services Corp. (Insurance)		3,030	122,261
Stifel Financial Corp. (Capital Markets)		9,549	564,250
StoneX Group, Inc. (Capital Markets)	(a)	1,380	142,871
Triumph Financial, Inc. (Banks)	(a)	2,360	137,022
Trupanion, Inc. (Insurance)	(a)	8,562	367,224
Trustmark Corp. (Banks)		4,200	103,740
United Community Banks, Inc. (Banks)		8,232	231,484
Virtus Investment Partners, Inc. (Capital Markets)		650	123,754
Walker & Dunlop, Inc. (Financial Services)		2,560	194,995
Washington Federal, Inc. (Banks)		4,050	121,986
Westamerica BanCorp (Banks)		2,230	98,789
WSFS Financial Corp. (Banks)		5,151	193,729
			15,013,259
Health Care–14.7%
AdaptHealth Corp. (Health Care Providers & Svs.)	(a)	6,591	81,926
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,870	238,095
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,480	130,500
Apollo Medical Holdings, Inc. (Health Care Providers & Svs.)	(a)	2,740	99,928
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	2,667	285,956
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	15,713	651,304
Blueprint Medicines Corp. (Biotechnology)	(a)	9,111	409,904
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,410	87,583
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	6,422	106,477
Certara, Inc. (Health Care Technology)	(a)	6,570	158,403
Coherus Biosciences, Inc. (Biotechnology)	(a)	31,933	218,422
CONMED Corp. (Health Care Equip. & Supplies)		2,520	261,727
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,360	202,738
CorVel Corp. (Health Care Providers & Svs.)	(a)	840	159,835
Cytokinetics, Inc. (Biotechnology)	(a)	6,940	244,219

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	$ 77,528
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,065	115,324
Embecta Corp. (Health Care Equip. & Supplies)		4,021	113,071
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3,789	39,254
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	3,459	48,115
Ensign Group, Inc. / The (Health Care Providers & Svs.)		4,350	415,599
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,959	198,346
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	14,803	346,982
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	1,940	63,341
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	10,254	633,082
Insmed, Inc. (Biotechnology)	(a)	17,303	295,016
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,840	220,100
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,924	332,597
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	10,387	562,456
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	5,639	699,405
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	10,510	110,565
IVERIC bio, Inc. (Biotechnology)	(a)	20,164	490,590
Karuna Therapeutics, Inc. (Biotechnology)	(a)	3,273	594,508
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	13,870	1,145,107
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,151	344,821
Ligand Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,396	102,690
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,190	309,850
Mesa Laboratories, Inc. (Health Care Equip. & Supplies)		710	124,058
ModivCare, Inc. (Health Care Providers & Svs.)	(a)	1,273	107,034
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	150,298
Natera, Inc. (Biotechnology)	(a)	11,506	638,813
NeoGenomics, Inc. (Health Care Providers & Svs.)	(a)	10,157	176,833
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	3,370	139,215
Orthofix Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,169	36,331
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,660	149,365
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	7,430	110,781
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,080	255,530
RadNet, Inc. (Health Care Providers & Svs.)	(a)	7,950	198,988
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	96,819
Relay Therapeutics, Inc. (Biotechnology)	(a)	11,796	194,280
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	3,346	563,333
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	10,679	343,971
Select Medical Holdings Corp. (Health Care Providers & Svs.)		9,420	243,507
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	12,506	489,360
Simulations Plus, Inc. (Health Care Technology)		2,050	90,077
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,118	185,425
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,980	161,628
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	28,871	727,260
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	6,201	248,660
Veradigm, Inc. (Health Care Technology)	(a)	11,420	149,031
Vericel Corp. (Biotechnology)	(a)	3,990	116,987
Vir Biotechnology, Inc. (Biotechnology)	(a)	17,640	410,483
Viridian Therapeutics, Inc. (Biotechnology)	(a)	9,873	251,169
Xencor, Inc. (Biotechnology)	(a)	3,850	107,377
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	10,951	188,357
			17,250,334
Common Stocks (Continued)		Shares	Value
Industrials–18.5%
3D Systems Corp. (Machinery)	(a)	10,730	$ 115,026
AAON, Inc. (Building Products)		3,530	341,316
AAR Corp. (Aerospace & Defense)	(a)	2,140	116,737
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,880	264,247
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	6,090	342,075
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	176,904
Alamo Group, Inc. (Machinery)		640	117,862
Albany International Corp. Class A (Machinery)		2,590	231,442
Allegiant Travel Co. (Passenger Airlines)	(a)	1,130	103,937
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,480	352,482
ArcBest Corp. (Ground Transportation)		2,440	225,505
Arcosa, Inc. (Construction & Engineering)		4,130	260,644
Armstrong World Industries, Inc. (Building Products)		5,882	419,034
Astec Industries, Inc. (Machinery)		2,850	117,563
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,990	672,301
AZZ, Inc. (Building Products)		3,380	139,391
Barnes Group, Inc. (Machinery)		3,250	130,910
Boise Cascade Co. (Trading Companies & Distributors)		3,460	218,845
Brady Corp. Class A (Commercial Svs. & Supplies)		4,230	227,278
Comfort Systems U.S.A., Inc. (Construction & Engineering)		9,509	1,387,934
CSG Systems International, Inc. (Professional Svs.)		2,350	126,195
Curtiss-Wright Corp. (Aerospace & Defense)		4,170	735,004
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	82,400
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	26,397	800,093
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,830	171,380
Encore Wire Corp. (Electrical Equip.)		1,350	250,196
EnPro Industries, Inc. (Machinery)		1,080	112,201
Esab Corp. (Machinery)		12,084	713,802
ESCO Technologies, Inc. (Machinery)		2,290	218,581
Federal Signal Corp. (Machinery)		5,150	279,181
Forward Air Corp. (Air Freight & Logistics)		2,420	260,779
Franklin Electric Co., Inc. (Machinery)		3,280	308,648
FTI Consulting, Inc. (Professional Svs.)	(a)	4,757	938,794
GMS, Inc. (Trading Companies & Distributors)	(a)	4,070	235,612
Granite Construction, Inc. (Construction & Engineering)		2,730	112,148
Griffon Corp. (Building Products)		3,260	104,353
Herc Holdings, Inc. (Trading Companies & Distributors)		2,010	228,939
Hexcel Corp. (Aerospace & Defense)		11,774	803,575
Hillenbrand, Inc. (Machinery)		6,520	309,896
HNI Corp. (Commercial Svs. & Supplies)		4,200	116,928
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	2,970	249,302
Insperity, Inc. (Professional Svs.)		6,919	841,004
ITT, Inc. (Machinery)		7,619	657,520
John Bean Technologies Corp. (Machinery)		2,745	300,001
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	9,404	128,647
Kennametal, Inc. (Machinery)		4,990	137,624
Korn Ferry (Professional Svs.)		4,710	243,695
Matson, Inc. (Marine Transportation)		3,810	227,343
Middleby Corp. / The (Machinery)	(a)	4,092	599,928
MillerKnoll, Inc. (Commercial Svs. & Supplies)		5,062	103,518
Moog, Inc. Class A (Aerospace & Defense)		2,460	247,845
Mueller Industries, Inc. (Machinery)		3,090	227,053
MYR Group, Inc. (Construction & Engineering)	(a)	1,370	172,634
NV5 Global, Inc. (Professional Svs.)	(a)	779	80,993
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		23,790	92,543
Resideo Technologies, Inc. (Building Products)	(a)	12,440	227,403
RXO, Inc. (Ground Transportation)	(a)	7,405	145,434
Saia, Inc. (Ground Transportation)	(a)	3,972	1,080,702

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	30,791	$ 701,727
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	4,623	632,750
SkyWest, Inc. (Passenger Airlines)	(a)	5,280	117,058
SPX Technologies, Inc. (Machinery)	(a)	3,807	268,698
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	2,170	44,485
Tetra Tech, Inc. (Commercial Svs. & Supplies)		5,723	840,766
Trinity Industries, Inc. (Machinery)		4,950	120,582
TTEC Holdings, Inc. (Professional Svs.)		1,750	65,153
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	223,812
Verra Mobility Corp. (Professional Svs.)	(a)	8,958	151,569
			21,799,927
Information Technology–17.9%
A10 Networks, Inc. (Software)		4,285	66,375
ADTRAN Holdings, Inc. (Communications Equip.)		5,190	82,313
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		3,220	315,560
Agilysys, Inc. (Software)	(a)	1,420	117,164
Alarm.com Holdings, Inc. (Software)	(a)	3,760	189,053
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	9,906	475,389
Altair Engineering, Inc. Class A (Software)	(a)	12,379	892,650
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	2,350	313,137
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,470	300,895
Blackline, Inc. (Software)	(a)	11,058	742,545
Braze, Inc. Class A (Software)	(a)	17,562	607,118
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	168,916
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	166,251
Digital Turbine, Inc. (Software)	(a)	6,023	74,444
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	12,738	498,947
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,700	343,212
DoubleVerify Holdings, Inc. (Software)	(a)	5,445	164,167
Extreme Networks, Inc. (Communications Equip.)	(a)	8,430	161,182
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,110	369,344
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,340	57,587
Five9, Inc. (Software)	(a)	9,149	661,381
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,810	216,898
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,950	278,772
Instructure Holdings, Inc. (Software)	(a)	17,638	456,824
InterDigital, Inc. (Software)		2,560	186,624
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,750	207,938
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	144,500
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		5,310	279,784
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	8,282	790,931
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		2,759	739,660
LivePerson, Inc. (Software)	(a)	5,529	24,383
LiveRamp Holdings, Inc. (Software)	(a)	4,660	102,194
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	11,269	798,296
Manhattan Associates, Inc. (Software)	(a)	5,842	904,634
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	5,930	208,795
Monday.com Ltd. (Software)	(a)	4,461	636,808
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	171,212
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,142	977,131
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	11,747	1,032,326
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	60	6,142
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		2,690	120,942
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Perficient, Inc. (IT Svs.)	(a)	2,710	$ 195,635
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,500	243,925
Progress Software Corp. (Software)		3,160	181,542
Rambus, Inc. (Semiconductors & Equip.)	(a)	6,660	341,392
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,630	266,391
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,720	226,883
Semtech Corp. (Semiconductors & Equip.)	(a)	4,100	98,974
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	4,929	863,019
Smartsheet, Inc. Class A (Software)	(a)	15,992	764,418
SPS Commerce, Inc. (Software)	(a)	9,013	1,372,680
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,850	159,857
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	1,621	53,752
Universal Display Corp. (Semiconductors & Equip.)		5,554	861,592
Viasat, Inc. (Communications Equip.)	(a)	4,730	160,063
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	211,726
Xperi, Inc. (Software)	(a)	3,460	37,818
			21,092,091
Materials–3.2%
Arconic Corp. (Metals & Mining)	(a)	8,080	211,938
ATI, Inc. (Metals & Mining)	(a)	10,700	422,222
Balchem Corp. (Chemicals)		1,890	239,047
Carpenter Technology Corp. (Metals & Mining)		4,690	209,924
Compass Minerals International, Inc. (Metals & Mining)		2,478	84,971
Element Solutions, Inc. (Chemicals)		26,480	511,329
H.B. Fuller Co. (Chemicals)		4,520	309,394
Innospec, Inc. (Chemicals)		2,190	224,847
Livent Corp. (Chemicals)	(a)	12,820	278,451
Materion Corp. (Metals & Mining)		1,320	153,120
Mativ Holdings, Inc. (Chemicals)		3,890	83,518
Minerals Technologies, Inc. (Chemicals)		2,160	130,507
O-I Glass, Inc. (Containers & Packaging)	(a)	10,397	236,116
Quaker Chemical Corp. (Chemicals)		1,100	217,745
Stepan Co. (Chemicals)		1,770	182,363
Sylvamo Corp. (Paper & Forest Products)		2,721	125,874
Warrior Met Coal, Inc. (Metals & Mining)		3,860	141,701
			3,763,067
Real Estate–3.4%
American Assets Trust, Inc. (Diversified REITs)		5,070	94,251
Brandywine Realty Trust (Office REITs)		14,450	68,349
CareTrust REIT, Inc. (Health Care REITs)		8,080	158,206
Community Healthcare Trust, Inc. (Health Care REITs)		10	366
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	10,490	110,565
DiamondRock Hospitality Co. (Hotel & Resort REITs)		18,760	152,519
Douglas Elliman, Inc. (Real Estate Mgmt. & Development)		6,810	21,179
Easterly Government Properties, Inc. (Office REITs)		6,200	85,188
Elme Communities (Residential REITs)		7,650	136,629
Essential Properties Realty Trust, Inc. (Diversified REITs)		9,500	236,075
Four Corners Property Trust, Inc. (Specialized REITs)		6,770	181,842
Getty Realty Corp. (Retail REITs)		5,630	202,849
Global Net Lease, Inc. (Diversified REITs)		9,430	121,270
Innovative Industrial Properties, Inc. (Industrial REITs)		2,040	155,020
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		7,260	120,443
LTC Properties, Inc. (Health Care REITs)		60	2,108
LXP Industrial Trust (Industrial REITs)		23,230	239,501
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	83,165
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	69,872

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Office Properties Income Trust (Office REITs)		6,400	$ 78,720
Outfront Media, Inc. (Specialized REITs)		9,680	157,106
Pebblebrook Hotel Trust (Hotel & Resort REITs)		8,200	115,128
Retail Opportunity Investments Corp. (Retail REITs)		10,100	140,996
Safehold, Inc. (Specialized REITs)		3,330	97,802
SITE Centers Corp. (Retail REITs)		14,460	177,569
St. Joe Co. / The (Real Estate Mgmt. & Development)		3,880	161,447
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		15,043	148,625
Tanger Factory Outlet Centers, Inc. (Retail REITs)		10,180	199,833
Uniti Group, Inc. (Specialized REITs)		20,270	71,959
Urban Edge Properties (Retail REITs)		8,010	120,631
Veris Residential, Inc. (Residential REITs)	(a)	10,860	158,990
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)		10,060	131,685
			3,999,888
Common Stocks (Continued)	Shares	Value
Utilities–1.1%
American States Water Co. (Water Utilities)	3,140	$ 279,115
Avista Corp. (Multi-Utilities)	5,790	245,785
California Water Service Group (Water Utilities)	4,230	246,186
Chesapeake Utilities Corp. (Gas Utilities)	1,500	191,985
Otter Tail Corp. (Electric Utilities)	2,681	193,756
SJW Group (Water Utilities)	1,720	130,944
		1,287,771
Total Common Stocks (Cost $120,130,732)		$114,335,334

Exchange Traded Funds–0.5%		Shares	Value
iShares Core S&P Small-Cap ETF		5,664	$ 547,709
Total Exchange Traded Funds (Cost $540,380)			$547,709
Total Investments – 97.7% (Cost $120,671,112)	(b)		$114,883,043
Other Assets in Excess of Liabilities – 2.3%			2,762,939
Net Assets – 100.0%			$117,645,982

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–98.4%		Shares	Value
Communication Services–1.9%
Criteo SA – ADR (Media)	(a)	8,980	$ 282,915
Electronic Arts, Inc. (Entertainment)		960	115,632
Fox Corp. Class A (Media)		2,040	69,462
Interpublic Group of Cos., Inc. / The (Media)		2,400	89,376
Liberty Broadband Corp. Class A (Media)	(a)	480	39,418
Liberty Broadband Corp. Class C (Media)	(a)	660	53,922
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	1,385	103,640
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		5,380	14,257
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	35,319
Omnicom Group, Inc. (Media)		930	87,736
Paramount Global Class B (Media)		126	2,811
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	3,220	87,809
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	78,715
Sirius XM Holdings, Inc. (Media)		10,060	39,938
Spotify Technology SA (Entertainment)	(a)	550	73,491
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	56,071
Trade Desk, Inc. / The Class A (Media)	(a)	1,700	103,547
Warner Bros Discovery, Inc. (Entertainment)	(a)	7,731	116,738
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	1,570	38,795
			1,489,592
Consumer Discretionary–13.2%
ADT, Inc. (Diversified Consumer Svs.)		32,426	234,440
Advance Auto Parts, Inc. (Specialty Retail)		380	46,212
Aptiv PLC (Automobile Components)	(a)	1,100	123,409
Aramark (Hotels, Restaurants & Leisure)		1,962	70,240
AutoZone, Inc. (Specialty Retail)	(a)	60	147,489
Bath & Body Works, Inc. (Specialty Retail)		6,350	232,283
Best Buy Co., Inc. (Specialty Retail)		940	73,574
Burlington Stores, Inc. (Specialty Retail)	(a)	1,821	368,024
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	770	37,584
CarMax, Inc. (Specialty Retail)	(a)	671	43,132
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	3,130	31,769
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		2,410	173,327
Carvana Co. (Specialty Retail)	(a)	270	2,643
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	110	187,912
D.R. Horton, Inc. (Household Durables)		1,350	131,881
Dana, Inc. (Automobile Components)		10,850	163,292
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	82,235
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,500	236,740
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	59,377
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	531	33,750
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,400	65,824
eBay, Inc. (Broadline Retail)		1,920	85,190
Etsy, Inc. (Broadline Retail)	(a)	484	53,884
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	55,307
Five Below, Inc. (Specialty Retail)	(a)	2,277	468,994
Garmin Ltd. (Household Durables)		610	61,561
Gentex Corp. (Automobile Components)		2,170	60,825
Genuine Parts Co. (Distributors)		610	102,059
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	17,220	189,764
Hasbro, Inc. (Leisure Products)		770	41,341
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	7,276	323,273
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		1,120	157,774
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	690	77,135
KB Home (Household Durables)		6,440	258,759
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	1,670	95,941
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lear Corp. (Automobile Components)		419	$ 58,446
Lennar Corp. Class A (Household Durables)		1,100	115,621
Lithia Motors, Inc. (Specialty Retail)		1,061	242,895
LKQ Corp. (Distributors)		1,630	92,519
Lucid Group, Inc. (Automobiles)	(a)	5,190	41,728
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	460	167,527
MGM Resorts International (Hotels, Restaurants & Leisure)		1,930	85,731
Mohawk Industries, Inc. (Household Durables)	(a)	370	37,081
National Vision Holdings, Inc. (Specialty Retail)	(a)	3,463	65,243
NVR, Inc. (Household Durables)	(a)	72	401,198
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	220	186,776
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,690	201,562
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,153	400,234
Pool Corp. (Distributors)		1,127	385,930
PulteGroup, Inc. (Household Durables)		7,750	451,670
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,313	386,528
RH (Specialty Retail)	(a)	110	26,790
Rivian Automotive, Inc. Class A (Automobiles)	(a)	1,900	29,412
Ross Stores, Inc. (Specialty Retail)		1,180	125,233
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	15,960	248,657
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		9,136	393,853
Taylor Morrison Home Corp. (Household Durables)	(a)	6,146	235,146
Tractor Supply Co. (Specialty Retail)		470	110,469
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	125,504
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	29,799
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	30,470
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		1,579	368,981
Victoria's Secret & Co. (Specialty Retail)	(a)	386	13,182
Williams-Sonoma, Inc. (Specialty Retail)		2,330	283,468
Wingstop, Inc. (Hotels, Restaurants & Leisure)		2,066	379,276
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,150	151,892
			10,449,765
Consumer Staples–3.2%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	19,722
Brown-Forman Corp. Class B (Beverages)		1,000	64,270
Bunge Ltd. (Food Products)		860	82,147
Campbell Soup Co. (Food Products)		1,600	87,968
Church & Dwight Co., Inc. (Household Products)		1,020	90,178
Clorox Co. / The (Household Products)		510	80,702
Conagra Brands, Inc. (Food Products)		2,060	77,374
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	970	139,244
Freshpet, Inc. (Food Products)	(a)	3,586	237,357
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	11,944	337,537
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,950	273,543
Hershey Co. / The (Food Products)		600	152,646
Hormel Foods Corp. (Food Products)		1,650	65,802
J.M. Smucker Co. / The (Food Products)		580	91,275
Kellogg Co. (Food Products)		1,220	81,691
Kroger Co. / The (Consumer Staples Distribution & Retail)		3,100	153,047
McCormick & Co., Inc. (Food Products)		1,010	84,042
Nomad Foods Ltd. (Food Products)	(a)	19,412	363,781
Tyson Foods, Inc. Class A (Food Products)		1,180	69,998
			2,552,324
Energy–5.0%
APA Corp. (Oil, Gas & Consumable Fuels)		1,270	45,796
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	109,668
Cactus, Inc. Class A (Energy Equip. & Svs.)		4,448	183,391
Cameco Corp. (Oil, Gas & Consumable Fuels)		11,980	313,517
ChampionX Corp. (Energy Equip. & Svs.)		8,100	219,753

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		980	$ 154,448
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		690	52,468
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,820	69,203
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		2,370	119,946
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		650	87,861
Halliburton Co. (Energy Equip. & Svs.)		3,900	123,396
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		136	4,862
Hess Corp. (Oil, Gas & Consumable Fuels)		1,130	149,544
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		4,544	219,839
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		14,174	310,127
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		2,720	65,171
Matador Resources Co. (Oil, Gas & Consumable Fuels)		5,345	254,689
NOV, Inc. (Energy Equip. & Svs.)		11,320	209,533
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	115,007
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		1,180	42,574
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		13,729	160,629
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		18,054	189,567
Phillips 66 (Oil, Gas & Consumable Fuels)		1,700	172,346
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	28,799	143,995
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		3,635	265,173
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		40	68,041
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,010	149,599
			4,000,143
Financials–14.4%
Aflac, Inc. (Insurance)		2,600	167,752
AGNC Investment Corp. (Mortgage REIT)		4,250	42,840
Allstate Corp. / The (Insurance)		940	104,161
Ally Financial, Inc. (Consumer Finance)		1,520	38,745
American Financial Group, Inc. (Insurance)		2,410	292,815
Ameriprise Financial, Inc. (Capital Markets)		480	147,120
Apollo Global Management, Inc. (Financial Services)		1,322	83,498
Arch Capital Group Ltd. (Insurance)	(a)	1,920	130,310
Ares Management Corp. Class A (Capital Markets)		3,253	271,430
Arthur J. Gallagher & Co. (Insurance)		780	149,222
Bank of New York Mellon Corp. / The (Capital Markets)		2,520	114,509
BankUnited, Inc. (Banks)		5,260	118,771
Brown & Brown, Inc. (Insurance)		1,430	82,111
Carlyle Group, Inc. / The (Capital Markets)		1,790	55,597
CBOE Global Markets, Inc. (Capital Markets)		2,744	368,355
Cincinnati Financial Corp. (Insurance)		680	76,214
Citizens Financial Group, Inc. (Banks)		1,740	52,844
Comerica, Inc. (Banks)		6,381	277,063
Commerce Bancshares, Inc. (Banks)		1,080	63,018
Discover Financial Services (Consumer Finance)		1,250	123,550
East West Bancorp, Inc. (Banks)		1,000	55,500
Euronet Worldwide, Inc. (Financial Services)	(a)	536	59,978
Everest Re Group Ltd. (Insurance)		1,070	383,081
F&G Annuities & Life, Inc. (Insurance)		113	2,048
FactSet Research Systems, Inc. (Capital Markets)		230	95,471
Fidelity National Financial, Inc. (Insurance)		1,670	58,333
Fifth Third Bancorp (Banks)		2,900	77,256
First BanCorp (Banks)		24,400	278,648
First Citizens BancShares, Inc. Class A (Banks)		558	542,990
First Hawaiian, Inc. (Banks)		13,924	287,252
First Horizon Corp. (Banks)		2,360	41,961
Common Stocks (Continued)		Shares	Value
Financials (continued)
First Republic Bank (Banks)		710	$ 9,933
FleetCor Technologies, Inc. (Financial Services)	(a)	340	71,689
Flywire Corp. (Financial Services)	(a)	11,233	329,801
Franklin Resources, Inc. (Capital Markets)		2,540	68,428
Global Payments, Inc. (Financial Services)		960	101,030
Hanover Insurance Group, Inc. / The (Insurance)		2,060	264,710
Hartford Financial Services Group, Inc. / The (Insurance)		1,470	102,444
Huntington Bancshares, Inc. (Banks)		4,980	55,776
Invesco Ltd. (Capital Markets)		2,820	46,248
Jack Henry & Associates, Inc. (Financial Services)		470	70,838
Kemper Corp. (Insurance)		4,440	242,690
KeyCorp (Banks)		3,650	45,698
Kinsale Capital Group, Inc. (Insurance)		1,315	394,697
KKR & Co., Inc. (Capital Markets)		2,230	117,120
Loews Corp. (Insurance)		1,370	79,487
LPL Financial Holdings, Inc. (Capital Markets)		2,166	438,398
M&T Bank Corp. (Banks)		520	62,176
Markel Corp. (Insurance)	(a)	60	76,645
Moelis & Co. Class A (Capital Markets)		5,167	198,620
MSCI, Inc. (Capital Markets)		329	184,138
Nasdaq, Inc. (Capital Markets)		1,410	77,085
Northern Trust Corp. (Capital Markets)		780	68,741
PJT Partners, Inc. Class A (Capital Markets)		3,862	278,798
Principal Financial Group, Inc. (Insurance)		1,190	88,441
Prudential Financial, Inc. (Insurance)		1,630	134,866
Raymond James Financial, Inc. (Capital Markets)		870	81,145
Regions Financial Corp. (Banks)		3,530	65,517
Reinsurance Group of America, Inc. (Insurance)		2,003	265,918
Rocket Cos., Inc. Class A (Financial Services)	(a)	5,490	49,739
Selective Insurance Group, Inc. (Insurance)		2,560	244,045
Shift4 Payments, Inc. Class A (Financial Services)	(a)	4,686	355,199
State Street Corp. (Capital Markets)		1,440	108,994
Stifel Financial Corp. (Capital Markets)		5,280	311,995
Synchrony Financial (Consumer Finance)		2,390	69,501
Synovus Financial Corp. (Banks)		6,710	206,869
T. Rowe Price Group, Inc. (Capital Markets)		920	103,868
Texas Capital Bancshares, Inc. (Banks)	(a)	4,959	242,793
Tradeweb Markets, Inc. Class A (Capital Markets)		940	74,279
Trupanion, Inc. (Insurance)	(a)	2,048	87,839
Upstart Holdings, Inc. (Consumer Finance)	(a)	166	2,638
W.R. Berkley Corp. (Insurance)		1,432	89,156
Webster Financial Corp. (Banks)		4,030	158,863
Willis Towers Watson PLC (Insurance)		530	123,161
Wintrust Financial Corp. (Banks)		3,700	269,915
Zions Bancorp N.A. (Banks)		8,570	256,500
			11,418,874
Health Care–11.5%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	3,430	247,818
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	174,309
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	90,218
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	108,173
AmerisourceBergen Corp. (Health Care Providers & Svs.)		630	100,869
Arcus Biosciences, Inc. (Biotechnology)	(a)	3,912	71,355
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	929	99,607
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	5,814	240,990
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	50,313
Biogen, Inc. (Biotechnology)	(a)	500	139,015
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	62,234
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	57,482
Blueprint Medicines Corp. (Biotechnology)	(a)	2,767	124,487
Cardinal Health, Inc. (Health Care Providers & Svs.)		950	71,725
Catalent, Inc. (Pharmaceuticals)	(a)	679	44,617

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	$ 46,419
Coherus Biosciences, Inc. (Biotechnology)	(a)	10,536	72,066
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		201	75,045
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	52,722
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,480	171,947
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	9,900	404,712
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	7,171	168,088
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,160	93,612
Horizon Therapeutics PLC (Biotechnology)	(a)	810	88,403
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,005	214,658
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	274	45,199
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	175,028
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,591	221,708
Incyte Corp. (Biotechnology)	(a)	740	53,480
Insulet Corp. (Health Care Equip. & Supplies)	(a)	999	318,641
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,697	384,475
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,792	104,058
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	3,076	166,565
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	780	155,134
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,915	237,518
IVERIC bio, Inc. (Biotechnology)	(a)	6,295	153,157
Karuna Therapeutics, Inc. (Biotechnology)	(a)	945	171,650
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		400	91,768
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,801	396,371
Legend Biotech Corp. – ADR (Biotechnology)	(a)	2,469	119,055
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	27,460
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	60,898
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	137,719
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	80,247
Natera, Inc. (Biotechnology)	(a)	2,877	159,731
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	81,179
Oak Street Health, Inc. (Health Care Providers & Svs.)	(a)	1,240	47,963
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	17,526	261,313
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		420	55,969
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	1,580	72,569
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		580	82,058
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,821	306,584
ResMed, Inc. (Health Care Equip. & Supplies)		590	129,204
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	3,168	102,041
Royalty Pharma PLC Class A (Pharmaceuticals)		1,610	58,008
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	2,577	355,188
Seagen, Inc. (Biotechnology)	(a)	530	107,309
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,531	177,298
STERIS PLC (Health Care Equip. & Supplies)		346	66,183
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	4,568	162,712
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,730	109,473
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		510	64,821
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	102,922
Viatris, Inc. (Pharmaceuticals)		5,730	55,123
Vir Biotechnology, Inc. (Biotechnology)	(a)	4,330	100,759
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	78,336
Common Stocks (Continued)		Shares	Value
Health Care (continued)
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		300	$ 103,941
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	109,820
			9,121,519
Industrials–20.9%
A.O. Smith Corp. (Building Products)		1,130	78,140
AGCO Corp. (Machinery)		520	70,304
Alaska Air Group, Inc. (Passenger Airlines)	(a)	6,879	288,643
Allegion PLC (Building Products)		570	60,836
AMETEK, Inc. (Electrical Equip.)		943	137,046
Arcosa, Inc. (Construction & Engineering)		4,372	275,917
Armstrong World Industries, Inc. (Building Products)		2,762	196,765
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	2,379	534,918
Booz Allen Hamilton Holding Corp. (Professional Svs.)		920	85,275
Broadridge Financial Solutions, Inc. (Professional Svs.)		477	69,914
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		790	78,502
Carlisle Cos., Inc. (Building Products)		1,669	377,311
Carrier Global Corp. (Building Products)		3,550	162,412
Cintas Corp. (Commercial Svs. & Supplies)		360	166,565
Clarivate PLC (Professional Svs.)	(a)	4,040	37,936
Copart, Inc. (Commercial Svs. & Supplies)	(a)	1,688	126,954
CoStar Group, Inc. (Professional Svs.)	(a)	1,620	111,537
Crane Holdings Co. (Machinery)		2,908	330,058
Cummins, Inc. (Machinery)		610	145,717
Curtiss-Wright Corp. (Aerospace & Defense)		1,678	295,764
Delta Air Lines, Inc. (Passenger Airlines)	(a)	2,620	91,490
Dover Corp. (Machinery)		590	89,645
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	11,940	361,901
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,829	358,586
Equifax, Inc. (Professional Svs.)		490	99,392
Fastenal Co. (Trading Companies & Distributors)		2,350	126,759
Fluor Corp. (Construction & Engineering)	(a)	9,450	292,099
Fortive Corp. (Machinery)		1,210	82,486
FTI Consulting, Inc. (Professional Svs.)	(a)	1,963	387,398
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	27,003
Genpact Ltd. (Professional Svs.)		6,220	287,488
Graco, Inc. (Machinery)		990	72,280
HEICO Corp. Class A (Aerospace & Defense)		600	81,540
Herc Holdings, Inc. (Trading Companies & Distributors)		2,743	312,428
Hexcel Corp. (Aerospace & Defense)		3,990	272,317
Howmet Aerospace, Inc. (Aerospace & Defense)		9,946	421,412
Hubbell, Inc. (Electrical Equip.)		400	97,324
IDEX Corp. (Machinery)		1,245	287,632
Ingersoll Rand, Inc. (Machinery)		6,544	380,730
ITT, Inc. (Machinery)		3,246	280,130
J.B. Hunt Transport Services, Inc. (Ground Transportation)		450	78,957
Jacobs Solutions, Inc. (Professional Svs.)		573	67,333
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		6,695	378,803
Korn Ferry (Professional Svs.)		3,250	168,155
Leidos Holdings, Inc. (Professional Svs.)		750	69,045
Lennox International, Inc. (Building Products)		230	57,794
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	12,700
Masco Corp. (Building Products)		1,190	59,167
Masonite International Corp. (Building Products)	(a)	2,980	270,495
Middleby Corp. / The (Machinery)	(a)	1,764	258,620
Nordson Corp. (Machinery)		360	80,014
Old Dominion Freight Line, Inc. (Ground Transportation)		400	136,336
Oshkosh Corp. (Machinery)		2,489	207,035
Otis Worldwide Corp. (Machinery)		1,680	141,792
Owens Corning (Building Products)		790	75,682
PACCAR, Inc. (Machinery)		2,085	152,622

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Parker-Hannifin Corp. (Machinery)		520	$ 174,777
Paychex, Inc. (Professional Svs.)		1,320	151,259
Pentair PLC (Machinery)		1,180	65,219
Quanta Services, Inc. (Construction & Engineering)		790	131,646
Regal Rexnord Corp. (Electrical Equip.)		2,480	349,010
Republic Services, Inc. (Commercial Svs. & Supplies)		860	116,289
Robert Half International, Inc. (Professional Svs.)		3,170	255,407
Rockwell Automation, Inc. (Electrical Equip.)		470	137,922
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	76,561
Saia, Inc. (Ground Transportation)	(a)	1,369	372,478
Sensata Technologies Holding PLC (Electrical Equip.)		7,061	353,191
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	11,486	261,766
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	2,343	320,686
Southwest Airlines Co. (Passenger Airlines)		2,410	78,421
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		8,228	284,113
SS&C Technologies Holdings, Inc. (Professional Svs.)		1,030	58,164
Stanley Black & Decker, Inc. (Machinery)		630	50,765
Star Bulk Carriers Corp. (Marine Transportation)		11,800	249,216
Tetra Tech, Inc. (Commercial Svs. & Supplies)		2,591	380,644
TFI International, Inc. (Ground Transportation)		2,674	318,981
Timken Co. / The (Machinery)		3,840	313,805
Toro Co. / The (Machinery)		670	74,477
Trane Technologies PLC (Building Products)		980	180,300
TransDigm Group, Inc. (Aerospace & Defense)		220	162,151
TransUnion (Professional Svs.)		780	48,469
Trex Co., Inc. (Building Products)	(a)	710	34,556
U-Haul Holding Co. (Ground Transportation)		100	5,965
U-Haul Holding Co. NVS (Ground Transportation)		900	46,665
United Rentals, Inc. (Trading Companies & Distributors)		298	117,936
Verisk Analytics, Inc. (Professional Svs.)		649	124,517
Vertiv Holdings Co. (Electrical Equip.)		22,676	324,494
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	123,986
Watsco, Inc. (Trading Companies & Distributors)		260	82,722
Westinghouse Air Brake Technologies Corp. (Machinery)		930	93,986
XPO, Inc. (Ground Transportation)	(a)	9,438	301,072
Xylem, Inc. (Machinery)		730	76,431
			16,553,151
Information Technology–16.3%
ACI Worldwide, Inc. (Software)	(a)	8,620	232,568
Amdocs Ltd. (IT Svs.)		1,000	96,030
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,390	195,311
ANSYS, Inc. (Software)	(a)	350	116,480
AppLovin Corp. Class A (Software)	(a)	1,630	25,673
Arista Networks, Inc. (Communications Equip.)	(a)	870	146,038
Aspen Technology, Inc. (Software)	(a)	310	70,950
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		6,939	313,643
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,710	235,147
BILL Holdings, Inc. (Software)	(a)	490	39,759
Cadence Design Systems, Inc. (Software)	(a)	1,130	237,402
CDW Corp. (Electronic Equip., Instr. & Comp.)		590	114,985
Ciena Corp. (Communications Equip.)	(a)	4,756	249,785
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	55,494
CommVault Systems, Inc. (Software)	(a)	3,560	201,994
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,080	108,662
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	99,788
Datadog, Inc. Class A (Software)	(a)	924	67,138
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,290	168,039
DocuSign, Inc. (Software)	(a)	740	43,142
Dropbox, Inc. Class A (Software)	(a)	2,970	64,211
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Dynatrace, Inc. (Software)	(a)	9,456	$ 399,989
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	550	115,654
Entegris, Inc. (Semiconductors & Equip.)		680	55,767
EPAM Systems, Inc. (IT Svs.)	(a)	220	65,780
Fair Isaac Corp. (Software)	(a)	733	515,072
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	80,475
Five9, Inc. (Software)	(a)	4,299	310,775
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,229	198,394
Fortinet, Inc. (Software)	(a)	2,700	179,442
Freshworks, Inc. Class A (Software)	(a)	15,465	237,542
Gartner, Inc. (IT Svs.)	(a)	390	127,050
Gen Digital, Inc. (Software)		14,270	244,873
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	62,075
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	84,429
HP, Inc. (Tech. Hardware, Storage & Periph.)		3,620	106,247
HubSpot, Inc. (Software)	(a)	952	408,170
Juniper Networks, Inc. (Communications Equip.)		2,480	85,362
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	122,725
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		5,402	284,631
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	4,654	444,457
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		1,151	308,572
Lumentum Holdings, Inc. (Communications Equip.)	(a)	4,080	220,361
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	4,008	283,927
Manhattan Associates, Inc. (Software)	(a)	2,632	407,565
Microchip Technology, Inc. (Semiconductors & Equip.)		2,046	171,414
Monday.com Ltd. (Software)	(a)	1,710	244,102
MongoDB, Inc. (IT Svs.)	(a)	228	53,151
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		568	284,307
Motorola Solutions, Inc. (Communications Equip.)		700	200,291
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,839	96,382
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,261	359,702
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	3,642	299,809
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	53,150
Paycom Software, Inc. (Software)	(a)	200	60,802
PTC, Inc. (Software)	(a)	4,246	544,465
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	47,738
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	80,226
Smartsheet, Inc. Class A (Software)	(a)	7,485	357,783
Splunk, Inc. (Software)	(a)	660	63,281
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,660	295,659
Synopsys, Inc. (Software)	(a)	620	239,475
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	175	78,288
Teradyne, Inc. (Semiconductors & Equip.)		680	73,107
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,020	53,468
Twilio, Inc. Class A (IT Svs.)	(a)	620	41,311
Tyler Technologies, Inc. (Software)	(a)	180	63,835
Ubiquiti, Inc. (Communications Equip.)		200	54,338
Unity Software, Inc. (Software)	(a)	2,300	74,612
Universal Display Corp. (Semiconductors & Equip.)		2,624	407,061
VeriSign, Inc. (IT Svs.)	(a)	410	86,645
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	47,087
Wix.com Ltd. (IT Svs.)	(a)	250	24,950
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	772	50,141
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	69,960

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Zoom Video Communications, Inc. Class A (Software)	(a)	870	$ 64,241
Zscaler, Inc. (Software)	(a)	370	43,227
			12,915,581
Materials–4.0%
Albemarle Corp. (Chemicals)		470	103,889
Alcoa Corp. (Metals & Mining)		894	38,049
Amcor PLC (Containers & Packaging)		6,490	73,856
ATI, Inc. (Metals & Mining)	(a)	6,760	266,749
Avery Dennison Corp. (Containers & Packaging)		360	64,415
Ball Corp. (Containers & Packaging)		1,300	71,643
Berry Global Group, Inc. (Containers & Packaging)		6,170	363,413
Celanese Corp. (Chemicals)		490	53,356
CF Industries Holdings, Inc. (Chemicals)		221	16,020
Corteva, Inc. (Chemicals)		3,080	185,755
Crown Holdings, Inc. (Containers & Packaging)		630	52,107
DuPont de Nemours, Inc. (Chemicals)		1,582	113,540
Eastman Chemical Co. (Chemicals)		660	55,664
FMC Corp. (Chemicals)		2,676	326,820
Huntsman Corp. (Chemicals)		10,905	298,361
Innospec, Inc. (Chemicals)		407	41,787
International Flavors & Fragrances, Inc. (Chemicals)		939	86,350
International Paper Co. (Containers & Packaging)		1,610	58,057
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	98,584
Martin Marietta Materials, Inc. (Construction Materials)		250	88,765
Mosaic Co. / The (Chemicals)		1,320	60,562
Nucor Corp. (Metals & Mining)		1,230	189,998
Packaging Corp. of America (Containers & Packaging)		520	72,192
PPG Industries, Inc. (Chemicals)		970	129,573
Sealed Air Corp. (Containers & Packaging)		1,230	56,469
Steel Dynamics, Inc. (Metals & Mining)		662	74,846
Vulcan Materials Co. (Construction Materials)		540	92,642
Westrock Co. (Containers & Packaging)		1,370	41,744
			3,175,206
Real Estate–4.9%
Alexandria Real Estate Equities, Inc. (Office REITs)		550	69,075
American Homes 4 Rent Class A (Residential REITs)		2,060	64,787
Americold Realty Trust, Inc. (Industrial REITs)		1,890	53,771
AvalonBay Communities, Inc. (Residential REITs)		570	95,794
Boston Properties, Inc. (Office REITs)		700	37,884
Broadstone Net Lease, Inc. (Diversified REITs)		12,141	206,518
Camden Property Trust (Residential REITs)		2,420	253,713
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	99,750
CubeSmart (Specialized REITs)		6,730	311,061
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	73,843
Equity Residential (Residential REITs)		1,510	90,600
Essex Property Trust, Inc. (Residential REITs)		270	56,468
Extra Space Storage, Inc. (Specialized REITs)		530	86,353
Gaming and Leisure Properties, Inc. (Specialized REITs)		1,640	85,378
Healthpeak Properties, Inc. (Health Care REITs)		2,220	48,773
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		3,060	50,459
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Invitation Homes, Inc. (Residential REITs)		2,300	$ 71,829
Iron Mountain, Inc. (Specialized REITs)		1,900	100,529
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	410	59,651
Kimco Realty Corp. (Retail REITs)		3,630	70,894
Lamar Advertising Co. Class A (Specialized REITs)		767	76,616
Medical Properties Trust, Inc. (Health Care REITs)		3,460	28,441
Mid-America Apartment Communities, Inc. (Residential REITs)		480	72,499
Physicians Realty Trust (Health Care REITs)		18,384	274,473
Realty Income Corp. (Retail REITs)		2,650	167,798
Regency Centers Corp. (Retail REITs)		1,200	73,416
SBA Communications Corp. (Specialized REITs)		420	109,649
Simon Property Group, Inc. (Retail REITs)		1,340	150,040
STAG Industrial, Inc. (Industrial REITs)		9,470	320,275
Sun Communities, Inc. (Residential REITs)		460	64,805
UDR, Inc. (Residential REITs)		1,640	67,338
Ventas, Inc. (Health Care REITs)		1,530	66,326
VICI Properties, Inc. (Specialized REITs)		3,360	109,603
W.P. Carey, Inc. (Diversified REITs)		1,020	78,999
Welltower, Inc. (Health Care REITs)		1,710	122,590
Weyerhaeuser Co. (Specialized REITs)		3,060	92,198
			3,862,196
Utilities–3.1%
AES Corp. / The (Ind. Power & Renewable Elec.)		2,310	55,625
Ameren Corp. (Multi-Utilities)		1,010	87,254
American Water Works Co., Inc. (Water Utilities)		750	109,868
Atmos Energy Corp. (Gas Utilities)		530	59,551
Avangrid, Inc. (Electric Utilities)		1,500	59,820
CenterPoint Energy, Inc. (Multi-Utilities)		2,070	60,982
CMS Energy Corp. (Multi-Utilities)		1,180	72,428
Consolidated Edison, Inc. (Multi-Utilities)		1,410	134,895
Constellation Energy Corp. (Electric Utilities)		1,120	87,920
DTE Energy Co. (Multi-Utilities)		790	86,537
Edison International (Electric Utilities)		1,470	103,767
Entergy Corp. (Electric Utilities)		830	89,424
Essential Utilities, Inc. (Water Utilities)		1,620	70,713
Eversource Energy (Electric Utilities)		1,400	109,564
FirstEnergy Corp. (Electric Utilities)		2,210	88,533
IDACORP, Inc. (Electric Utilities)		3,550	384,571
PG&E Corp. (Electric Utilities)	(a)	7,056	114,096
PPL Corp. (Electric Utilities)		3,140	87,261
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,070	129,271
Southwest Gas Holdings, Inc. (Gas Utilities)		2,901	181,167
WEC Energy Group, Inc. (Multi-Utilities)		1,290	122,279
Xcel Energy, Inc. (Electric Utilities)		2,150	144,996
			2,440,522
Total Common Stocks (Cost $82,491,905)			$77,978,873

Exchange Traded Funds–0.1%		Shares	Value
iShares Russell Mid-Cap ETF		1,483	$ 103,691
Total Exchange Traded Funds (Cost $105,752)			$103,691
Total Investments – 98.5% (Cost $82,597,657)	(b)		$78,082,564
Other Assets in Excess of Liabilities – 1.5%			1,214,570
Net Assets – 100.0%			$79,297,134

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non Voting Shares
REITs:	Real Estate Investment Trust

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–100.0%		Shares	Value
Communication Services–8.1%
Activision Blizzard, Inc. (Entertainment)		22,055	$ 1,887,688
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	184,255	19,112,771
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	160,926	16,736,304
AT&T, Inc. (Diversified Telecom. Svs.)		220,757	4,249,572
Charter Communications, Inc. Class A (Media)	(a)	3,262	1,166,524
Comcast Corp. Class A (Media)		130,270	4,938,536
DISH Network Corp. Class A (Media)	(a)	7,905	73,754
Electronic Arts, Inc. (Entertainment)		8,038	968,177
Fox Corp. Class A (Media)		9,338	317,959
Fox Corp. Class B (Media)		4,194	131,314
Interpublic Group of Cos., Inc. / The (Media)		11,935	444,459
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,368	305,760
Match Group, Inc. (Interactive Media & Svs.)	(a)	8,557	328,503
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	68,916	14,606,057
Netflix, Inc. (Entertainment)	(a)	13,790	4,764,169
News Corp. Class A (Media)		11,817	204,080
News Corp. Class B (Media)		3,846	67,036
Omnicom Group, Inc. (Media)		6,309	595,191
Paramount Global Class B (Media)		15,497	345,738
Take-Two Interactive Software, Inc. (Entertainment)	(a)	4,881	582,303
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	18,349	2,657,669
Verizon Communications, Inc. (Diversified Telecom. Svs.)		130,056	5,057,878
Walt Disney Co. / The (Entertainment)	(a)	56,567	5,664,054
Warner Bros Discovery, Inc. (Entertainment)	(a)	68,251	1,030,590
			86,236,086
Consumer Discretionary–10.1%
Advance Auto Parts, Inc. (Specialty Retail)		1,840	223,762
Amazon.com, Inc. (Broadline Retail)	(a)	276,021	28,510,209
Aptiv PLC (Automobile Components)	(a)	8,386	940,825
AutoZone, Inc. (Specialty Retail)	(a)	581	1,428,185
Bath & Body Works, Inc. (Specialty Retail)		7,167	262,169
Best Buy Co., Inc. (Specialty Retail)		6,132	479,952
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,201	3,185,544
BorgWarner, Inc. (Automobile Components)		7,301	358,552
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,575	320,926
CarMax, Inc. (Specialty Retail)	(a)	4,942	317,672
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	31,137	316,041
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	855	1,460,588
D.R. Horton, Inc. (Household Durables)		9,650	942,708
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,788	587,746
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,086	358,239
eBay, Inc. (Broadline Retail)		16,792	745,061
Etsy, Inc. (Broadline Retail)	(a)	3,893	433,408
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,604	446,726
Ford Motor Co. (Automobiles)		121,228	1,527,473
Garmin Ltd. (Household Durables)		4,730	477,352
General Motors Co. (Automobiles)		43,179	1,583,806
Genuine Parts Co. (Distributors)		4,355	728,635
Hasbro, Inc. (Leisure Products)		4,050	217,444
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		8,245	1,161,473
Home Depot, Inc. / The (Specialty Retail)		31,550	9,311,036
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	10,224	587,369
Lennar Corp. Class A (Household Durables)		7,824	822,381
LKQ Corp. (Distributors)		7,823	444,033
Lowe's Cos., Inc. (Specialty Retail)		18,715	3,742,439
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		8,329	1,382,947
McDonald's Corp. (Hotels, Restaurants & Leisure)		22,674	6,339,877
MGM Resorts International (Hotels, Restaurants & Leisure)		9,791	434,916
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Mohawk Industries, Inc. (Household Durables)	(a)	1,659	$ 166,265
Newell Brands, Inc. (Household Durables)		11,877	147,750
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		38,547	4,727,404
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,275	178,549
NVR, Inc. (Household Durables)	(a)	94	523,786
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,929	1,637,682
Pool Corp. (Distributors)		1,211	414,695
PulteGroup, Inc. (Household Durables)		6,993	407,552
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,286	150,038
Ross Stores, Inc. (Specialty Retail)		10,653	1,130,603
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6,767	441,885
Starbucks Corp. (Hotels, Restaurants & Leisure)		35,581	3,705,049
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,333	316,126
Tesla, Inc. (Automobiles)	(a)	83,272	17,275,609
TJX Cos., Inc. / The (Specialty Retail)		35,754	2,801,683
Tractor Supply Co. (Specialty Retail)		3,415	802,662
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,582	863,250
V.F. Corp. (Textiles, Apparel & Luxury Goods)		10,356	237,256
Whirlpool Corp. (Household Durables)		1,704	224,962
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	3,194	357,441
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,668	1,144,869
			107,734,610
Consumer Staples–7.2%
Altria Group, Inc. (Tobacco)		55,293	2,467,174
Archer-Daniels-Midland Co. (Food Products)		16,941	1,349,520
Brown-Forman Corp. Class B (Beverages)		5,604	360,169
Bunge Ltd. (Food Products)		4,662	445,314
Campbell Soup Co. (Food Products)		6,264	344,395
Church & Dwight Co., Inc. (Household Products)		7,526	665,374
Clorox Co. / The (Household Products)		3,817	604,002
Coca-Cola Co. / The (Beverages)		120,508	7,475,111
Colgate-Palmolive Co. (Household Products)		25,883	1,945,107
Conagra Brands, Inc. (Food Products)		14,816	556,489
Constellation Brands, Inc. Class A (Beverages)		5,031	1,136,453
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		13,739	6,826,497
Dollar General Corp. (Consumer Staples Distribution & Retail)		6,924	1,457,225
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	6,433	923,457
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		7,173	1,767,857
General Mills, Inc. (Food Products)		18,260	1,560,500
Hershey Co. / The (Food Products)		4,553	1,158,329
Hormel Foods Corp. (Food Products)		9,051	360,954
J.M. Smucker Co. / The (Food Products)		3,290	517,747
Kellogg Co. (Food Products)		7,908	529,520
Keurig Dr Pepper, Inc. (Beverages)		26,343	929,381
Kimberly-Clark Corp. (Household Products)		10,465	1,404,612
Kraft Heinz Co. / The (Food Products)		24,661	953,641
Kroger Co. / The (Consumer Staples Distribution & Retail)		20,183	996,435
Lamb Weston Holdings, Inc. (Food Products)		4,461	466,264
McCormick & Co., Inc. (Food Products)		7,733	643,463
Molson Coors Beverage Co. Class B (Beverages)		5,758	297,573
Mondelez International, Inc. Class A (Food Products)		42,201	2,942,254
Monster Beverage Corp. (Beverages)	(a)	23,595	1,274,366
PepsiCo, Inc. (Beverages)		42,645	7,774,183
Philip Morris International, Inc. (Tobacco)		48,003	4,668,292
Procter & Gamble Co. / The (Household Products)		73,035	10,859,574
Sysco Corp. (Consumer Staples Distribution & Retail)		15,726	1,214,519

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Target Corp. (Consumer Staples Distribution & Retail)		14,252	$ 2,360,559
Tyson Foods, Inc. Class A (Food Products)		8,820	523,202
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		22,093	763,976
Walmart, Inc. (Consumer Staples Distribution & Retail)		43,418	6,401,984
			76,925,472
Energy–4.6%
APA Corp. (Oil, Gas & Consumable Fuels)		9,870	355,912
Baker Hughes Co. (Energy Equip. & Svs.)		31,098	897,488
Chevron Corp. (Oil, Gas & Consumable Fuels)		55,093	8,988,974
ConocoPhillips (Oil, Gas & Consumable Fuels)		37,917	3,761,746
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		24,470	600,494
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		20,184	1,021,512
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5,669	766,279
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,207	2,087,068
EQT Corp. (Oil, Gas & Consumable Fuels)		11,270	359,626
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		127,522	13,984,063
Halliburton Co. (Energy Equip. & Svs.)		28,017	886,458
Hess Corp. (Oil, Gas & Consumable Fuels)		8,583	1,135,874
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		61,368	1,074,554
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		19,544	468,274
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		14,073	1,897,463
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		22,529	1,406,485
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		13,789	876,153
Phillips 66 (Oil, Gas & Consumable Fuels)		14,444	1,464,333
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,365	1,504,228
Schlumberger Ltd. / N.V. (Energy Equip. & Svs.)		44,014	2,161,087
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		6,967	508,243
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		11,949	1,668,080
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		37,663	1,124,617
			48,999,011
Financials–12.9%
Aflac, Inc. (Insurance)		17,336	1,118,519
Allstate Corp. / The (Insurance)		8,134	901,329
American Express Co. (Consumer Finance)		18,434	3,040,688
American International Group, Inc. (Insurance)		23,004	1,158,481
Ameriprise Financial, Inc. (Capital Markets)		3,260	999,190
Aon PLC Class A (Insurance)		6,361	2,005,560
Arch Capital Group Ltd. (Insurance)	(a)	11,464	778,062
Arthur J. Gallagher & Co. (Insurance)		6,568	1,256,524
Assurant, Inc. (Insurance)		1,654	198,596
Bank of America Corp. (Banks)		216,134	6,181,432
Bank of New York Mellon Corp. / The (Capital Markets)		22,731	1,032,897
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	55,790	17,226,278
BlackRock, Inc. (Capital Markets)		4,638	3,103,379
Brown & Brown, Inc. (Insurance)		7,343	421,635
Capital One Financial Corp. (Consumer Finance)		11,812	1,135,842
CBOE Global Markets, Inc. (Capital Markets)		3,262	437,891
Charles Schwab Corp. / The (Capital Markets)		47,231	2,473,960
Chubb Ltd. (Insurance)		12,853	2,495,795
Cincinnati Financial Corp. (Insurance)		4,844	542,915
Citigroup, Inc. (Banks)		59,997	2,813,259
Citizens Financial Group, Inc. (Banks)		15,170	460,713
Common Stocks (Continued)		Shares	Value
Financials (continued)
CME Group, Inc. (Capital Markets)		11,142	$ 2,133,916
Comerica, Inc. (Banks)		4,104	178,196
Discover Financial Services (Consumer Finance)		8,237	814,145
Everest Re Group Ltd. (Insurance)		1,204	431,056
FactSet Research Systems, Inc. (Capital Markets)		1,176	488,146
Fidelity National Information Services, Inc. (Financial Services)		18,322	995,434
Fifth Third Bancorp (Banks)		21,045	560,639
First Republic Bank (Banks)		5,832	81,590
Fiserv, Inc. (Financial Services)	(a)	19,671	2,223,413
FleetCor Technologies, Inc. (Financial Services)	(a)	2,274	479,473
Franklin Resources, Inc. (Capital Markets)		8,862	238,742
Global Payments, Inc. (Financial Services)		8,129	855,496
Globe Life, Inc. (Insurance)		2,821	310,366
Goldman Sachs Group, Inc. / The (Capital Markets)		10,488	3,430,730
Hartford Financial Services Group, Inc. / The (Insurance)		9,800	682,962
Huntington Bancshares, Inc. (Banks)		44,539	498,837
Intercontinental Exchange, Inc. (Capital Markets)		17,314	1,805,677
Invesco Ltd. (Capital Markets)		14,261	233,880
Jack Henry & Associates, Inc. (Financial Services)		2,281	343,792
JPMorgan Chase & Co. (Banks)		90,823	11,835,145
KeyCorp (Banks)		28,640	358,573
Lincoln National Corp. (Insurance)		4,793	107,699
Loews Corp. (Insurance)		6,040	350,441
M&T Bank Corp. (Banks)		5,210	622,960
MarketAxess Holdings, Inc. (Capital Markets)		1,167	456,635
Marsh & McLennan Cos., Inc. (Insurance)		15,325	2,552,379
Mastercard, Inc. Class A (Financial Services)		26,127	9,494,813
MetLife, Inc. (Insurance)		20,396	1,181,744
Moody's Corp. (Capital Markets)		4,883	1,494,296
Morgan Stanley (Capital Markets)		40,463	3,552,651
MSCI, Inc. (Capital Markets)		2,478	1,386,912
Nasdaq, Inc. (Capital Markets)		10,465	572,122
Northern Trust Corp. (Capital Markets)		6,426	566,323
PayPal Holdings, Inc. (Financial Services)	(a)	35,035	2,660,558
PNC Financial Services Group, Inc. / The (Banks)		12,427	1,579,472
Principal Financial Group, Inc. (Insurance)		7,018	521,578
Progressive Corp. / The (Insurance)		18,113	2,591,246
Prudential Financial, Inc. (Insurance)		11,361	940,009
Raymond James Financial, Inc. (Capital Markets)		5,976	557,381
Regions Financial Corp. (Banks)		29,000	538,240
S&P Global, Inc. (Capital Markets)		10,197	3,515,620
State Street Corp. (Capital Markets)		10,781	816,014
Synchrony Financial (Consumer Finance)		13,574	394,732
T. Rowe Price Group, Inc. (Capital Markets)		6,920	781,268
Travelers Cos., Inc. / The (Insurance)		7,160	1,227,296
Truist Financial Corp. (Banks)		41,114	1,401,987
U.S. Bancorp (Banks)		43,166	1,556,134
Visa, Inc. (Financial Services)		50,314	11,343,794
W.R. Berkley Corp. (Insurance)		6,325	393,794
Wells Fargo & Co. (Banks)		118,012	4,411,289
Willis Towers Watson PLC (Insurance)		3,296	765,924
Zions Bancorp N.A. (Banks)		4,659	139,444
			137,237,908
Health Care–14.2%
Abbott Laboratories (Health Care Equip. & Supplies)		53,976	5,465,610
AbbVie, Inc. (Biotechnology)		54,755	8,726,304
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		9,161	1,267,333
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,259	754,822
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,990	798,949
Amgen, Inc. (Biotechnology)		16,534	3,997,094

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Baxter International, Inc. (Health Care Equip. & Supplies)		15,569	$ 631,479
Becton Dickinson & Co. (Health Care Equip. & Supplies)		8,788	2,175,381
Biogen, Inc. (Biotechnology)	(a)	4,457	1,239,180
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	659	315,674
Bio-Techne Corp. (Life Sciences Tools & Svs.)		4,907	364,050
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	44,331	2,217,880
Bristol-Myers Squibb Co. (Pharmaceuticals)		65,838	4,563,232
Cardinal Health, Inc. (Health Care Providers & Svs.)		7,943	599,696
Catalent, Inc. (Pharmaceuticals)	(a)	5,524	362,982
Centene Corp. (Health Care Providers & Svs.)	(a)	17,052	1,077,857
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,573	317,463
Cigna Group / The (Health Care Providers & Svs.)		9,246	2,362,630
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,532	571,988
CVS Health Corp. (Health Care Providers & Svs.)		39,752	2,953,971
Danaher Corp. (Life Sciences Tools & Svs.)		20,298	5,115,908
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,718	139,347
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,721	264,001
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	11,964	1,389,978
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	19,140	1,583,452
Elevance Health, Inc. (Health Care Providers & Svs.)		7,393	3,399,375
Eli Lilly & Co. (Pharmaceuticals)		24,419	8,385,973
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)	(a)	11,224	920,705
Gilead Sciences, Inc. (Biotechnology)		38,613	3,203,721
HCA Healthcare, Inc. (Health Care Providers & Svs.)		6,563	1,730,532
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,242	345,893
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	7,663	618,404
Humana, Inc. (Health Care Providers & Svs.)		3,869	1,878,245
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,564	1,282,205
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,871	1,132,751
Incyte Corp. (Biotechnology)	(a)	5,681	410,566
Insulet Corp. (Health Care Equip. & Supplies)	(a)	2,161	689,273
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	10,847	2,771,083
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	5,754	1,144,413
Johnson & Johnson (Pharmaceuticals)		80,950	12,547,250
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		2,735	627,464
McKesson Corp. (Health Care Providers & Svs.)		4,241	1,510,008
Medtronic PLC (Health Care Equip. & Supplies)		41,178	3,319,770
Merck & Co., Inc. (Pharmaceuticals)		78,508	8,352,466
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	684	1,046,664
Moderna, Inc. (Biotechnology)	(a)	10,231	1,571,277
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,812	484,692
Organon & Co. (Pharmaceuticals)		8,013	188,466
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3,900	519,714
Pfizer, Inc. (Pharmaceuticals)		173,805	7,091,244
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,457	489,096
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,329	2,735,339
ResMed, Inc. (Health Care Equip. & Supplies)		4,548	995,967
STERIS PLC (Health Care Equip. & Supplies)		3,090	591,055
Stryker Corp. (Health Care Equip. & Supplies)		10,437	2,979,450
Teleflex, Inc. (Health Care Equip. & Supplies)		1,452	367,806
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		12,144	$ 6,999,437
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		28,927	13,670,611
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,016	256,234
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	7,961	2,508,272
Viatris, Inc. (Pharmaceuticals)		37,215	358,008
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,831	566,933
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		2,292	794,109
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		6,475	836,570
Zoetis, Inc. (Pharmaceuticals)		14,433	2,402,228
			150,979,530
Industrials–8.7%
3M Co. (Industrial Conglomerates)		17,052	1,792,336
A.O. Smith Corp. (Building Products)		3,971	274,595
Alaska Air Group, Inc. (Passenger Airlines)	(a)	3,955	165,952
Allegion PLC (Building Products)		2,751	293,614
American Airlines Group, Inc. (Passenger Airlines)	(a)	19,914	293,732
AMETEK, Inc. (Electrical Equip.)		7,098	1,031,552
Automatic Data Processing, Inc. (Professional Svs.)		12,830	2,856,343
Boeing Co. / The (Aerospace & Defense)	(a)	17,412	3,698,831
Broadridge Financial Solutions, Inc. (Professional Svs.)		3,635	532,782
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		3,612	358,925
Carrier Global Corp. (Building Products)		25,808	1,180,716
Caterpillar, Inc. (Machinery)		16,114	3,687,528
Cintas Corp. (Commercial Svs. & Supplies)		2,674	1,237,206
Copart, Inc. (Commercial Svs. & Supplies)	(a)	13,277	998,563
CoStar Group, Inc. (Professional Svs.)	(a)	12,646	870,677
CSX Corp. (Ground Transportation)		65,106	1,949,274
Cummins, Inc. (Machinery)		4,379	1,046,056
Deere & Co. (Machinery)		8,373	3,457,044
Delta Air Lines, Inc. (Passenger Airlines)	(a)	19,815	691,940
Dover Corp. (Machinery)		4,301	653,494
Eaton Corp. PLC (Electrical Equip.)		12,315	2,110,052
Emerson Electric Co. (Electrical Equip.)		17,694	1,541,855
Equifax, Inc. (Professional Svs.)		3,793	769,372
Expeditors International of Washington, Inc. (Air Freight & Logistics)		4,898	539,368
Fastenal Co. (Trading Companies & Distributors)		17,654	952,257
FedEx Corp. (Air Freight & Logistics)		7,196	1,644,214
Fortive Corp. (Machinery)		10,879	741,621
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,986	214,508
General Dynamics Corp. (Aerospace & Defense)		6,967	1,589,939
General Electric Co. (Industrial Conglomerates)		33,734	3,224,970
Honeywell International, Inc. (Industrial Conglomerates)		20,693	3,954,846
Howmet Aerospace, Inc. (Aerospace & Defense)		11,332	480,137
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,250	258,775
IDEX Corp. (Machinery)		2,342	541,072
Illinois Tool Works, Inc. (Machinery)		8,599	2,093,427
Ingersoll Rand, Inc. (Machinery)		12,533	729,170
J.B. Hunt Transport Services, Inc. (Ground Transportation)		2,591	454,617
Jacobs Solutions, Inc. (Professional Svs.)		3,942	463,224
Johnson Controls International PLC (Building Products)		21,270	1,280,879
L3Harris Technologies, Inc. (Aerospace & Defense)		5,897	1,157,227
Leidos Holdings, Inc. (Professional Svs.)		4,201	386,744
Lockheed Martin Corp. (Aerospace & Defense)		7,036	3,326,128
Masco Corp. (Building Products)		6,916	343,864

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Nordson Corp. (Machinery)		1,680	$ 373,397
Norfolk Southern Corp. (Ground Transportation)		7,054	1,495,448
Northrop Grumman Corp. (Aerospace & Defense)		4,456	2,057,424
Old Dominion Freight Line, Inc. (Ground Transportation)		2,798	953,670
Otis Worldwide Corp. (Machinery)		12,858	1,085,215
PACCAR, Inc. (Machinery)		16,174	1,183,937
Parker-Hannifin Corp. (Machinery)		3,973	1,335,365
Paychex, Inc. (Professional Svs.)		9,937	1,138,681
Pentair PLC (Machinery)		5,130	283,535
Quanta Services, Inc. (Construction & Engineering)		4,445	740,715
Raytheon Technologies Corp. (Aerospace & Defense)		45,358	4,441,909
Republic Services, Inc. (Commercial Svs. & Supplies)		6,360	859,999
Robert Half International, Inc. (Professional Svs.)		3,335	268,701
Rockwell Automation, Inc. (Electrical Equip.)		3,547	1,040,867
Rollins, Inc. (Commercial Svs. & Supplies)		7,175	269,278
Snap-on, Inc. (Machinery)		1,636	403,912
Southwest Airlines Co. (Passenger Airlines)		18,345	596,946
Stanley Black & Decker, Inc. (Machinery)		4,581	369,137
Textron, Inc. (Aerospace & Defense)		6,421	453,515
Trane Technologies PLC (Building Products)		7,088	1,304,050
TransDigm Group, Inc. (Aerospace & Defense)		1,606	1,183,702
Union Pacific Corp. (Ground Transportation)		18,946	3,813,072
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	10,157	449,447
United Parcel Service, Inc. Class B (Air Freight & Logistics)		22,614	4,386,890
United Rentals, Inc. (Trading Companies & Distributors)		2,145	848,905
Verisk Analytics, Inc. (Professional Svs.)		4,845	929,562
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,391	958,135
Waste Management, Inc. (Commercial Svs. & Supplies)		11,499	1,876,292
Westinghouse Air Brake Technologies Corp. (Machinery)		5,606	566,542
Xylem, Inc. (Machinery)		5,558	581,923
			92,119,597
Information Technology–26.1%
Accenture PLC Class A (IT Svs.)		19,505	5,574,724
Adobe, Inc. (Software)	(a)	14,174	5,462,234
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	49,925	4,893,149
Akamai Technologies, Inc. (IT Svs.)	(a)	4,830	378,189
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		18,435	1,506,508
Analog Devices, Inc. (Semiconductors & Equip.)		15,697	3,095,762
ANSYS, Inc. (Software)	(a)	2,698	897,894
Apple, Inc. (Tech. Hardware, Storage & Periph.)		460,480	75,933,152
Applied Materials, Inc. (Semiconductors & Equip.)		26,109	3,206,968
Arista Networks, Inc. (Communications Equip.)	(a)	7,658	1,285,472
Autodesk, Inc. (Software)	(a)	6,682	1,390,925
Broadcom, Inc. (Semiconductors & Equip.)		12,939	8,300,886
Cadence Design Systems, Inc. (Software)	(a)	8,495	1,784,715
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,211	820,682
Ceridian HCM Holding, Inc. (Software)	(a)	4,815	352,554
Cisco Systems, Inc. (Communications Equip.)		127,197	6,649,223
Cognizant Technology Solutions Corp. Class A (IT Svs.)		15,737	958,855
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,471	828,057
DXC Technology Co. (IT Svs.)	(a)	6,990	178,664
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,193	881,704
EPAM Systems, Inc. (IT Svs.)	(a)	1,770	529,230
F5, Inc. (Communications Equip.)	(a)	1,876	273,314
Fair Isaac Corp. (Software)	(a)	774	543,882
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
First Solar, Inc. (Semiconductors & Equip.)	(a)	3,064	$ 666,420
Fortinet, Inc. (Software)	(a)	20,068	1,333,719
Gartner, Inc. (IT Svs.)	(a)	2,437	793,902
Gen Digital, Inc. (Software)		17,702	303,766
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		39,891	635,464
HP, Inc. (Tech. Hardware, Storage & Periph.)		26,680	783,058
Intel Corp. (Semiconductors & Equip.)		128,097	4,184,929
International Business Machines Corp. (IT Svs.)		28,005	3,671,175
Intuit, Inc. (Software)		8,698	3,877,829
Juniper Networks, Inc. (Communications Equip.)		9,953	342,582
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,502	888,463
KLA Corp. (Semiconductors & Equip.)		4,290	1,712,439
Lam Research Corp. (Semiconductors & Equip.)		4,179	2,215,372
Microchip Technology, Inc. (Semiconductors & Equip.)		16,975	1,422,166
Micron Technology, Inc. (Semiconductors & Equip.)		33,792	2,039,009
Microsoft Corp. (Software)		230,472	66,445,078
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,381	691,246
Motorola Solutions, Inc. (Communications Equip.)		5,179	1,481,867
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		6,709	428,370
NVIDIA Corp. (Semiconductors & Equip.)		76,167	21,156,908
NXP Semiconductors N.V. (Semiconductors & Equip.)		8,029	1,497,208
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,369	1,100,536
Oracle Corp. (Software)		47,580	4,421,134
Paycom Software, Inc. (Software)	(a)	1,501	456,319
PTC, Inc. (Software)	(a)	3,320	425,724
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,105	315,375
QUALCOMM, Inc. (Semiconductors & Equip.)		34,525	4,404,700
Roper Technologies, Inc. (Software)		3,283	1,446,785
Salesforce, Inc. (Software)	(a)	30,962	6,185,588
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		5,892	389,579
ServiceNow, Inc. (Software)	(a)	6,286	2,921,230
Skyworks Solutions, Inc. (Semiconductors & Equip.)		4,915	579,872
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	1,725	524,314
Synopsys, Inc. (Software)	(a)	4,720	1,823,100
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		9,801	1,285,401
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,447	647,330
Teradyne, Inc. (Semiconductors & Equip.)		4,810	517,123
Texas Instruments, Inc. (Semiconductors & Equip.)		28,063	5,219,999
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,707	404,001
Tyler Technologies, Inc. (Software)	(a)	1,299	460,677
VeriSign, Inc. (IT Svs.)	(a)	2,823	596,585
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,955	375,005
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,610	511,980
			277,310,070
Materials–2.6%
Air Products and Chemicals, Inc. (Chemicals)		6,881	1,976,292
Albemarle Corp. (Chemicals)		3,611	798,175
Amcor PLC (Containers & Packaging)		46,175	525,471
Avery Dennison Corp. (Containers & Packaging)		2,489	445,357
Ball Corp. (Containers & Packaging)		9,673	533,079
Celanese Corp. (Chemicals)		3,057	332,877
CF Industries Holdings, Inc. (Chemicals)		6,042	437,985
Corteva, Inc. (Chemicals)		22,096	1,332,610
Dow, Inc. (Chemicals)		21,837	1,197,104

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
DuPont de Nemours, Inc. (Chemicals)		14,175	$ 1,017,340
Eastman Chemical Co. (Chemicals)		3,675	309,949
Ecolab, Inc. (Chemicals)		7,679	1,271,105
FMC Corp. (Chemicals)		3,872	472,887
Freeport-McMoRan, Inc. (Metals & Mining)		44,282	1,811,577
International Flavors & Fragrances, Inc. (Chemicals)		7,925	728,783
International Paper Co. (Containers & Packaging)		10,913	393,523
Linde PLC (Chemicals)		15,254	5,421,882
LyondellBasell Industries N.V. Class A (Chemicals)		7,895	741,262
Martin Marietta Materials, Inc. (Construction Materials)		1,917	680,650
Mosaic Co. / The (Chemicals)		10,497	481,602
Newmont Corp. (Metals & Mining)		24,549	1,203,392
Nucor Corp. (Metals & Mining)		7,840	1,211,045
Packaging Corp. of America (Containers & Packaging)		2,842	394,555
PPG Industries, Inc. (Chemicals)		7,290	973,798
Sealed Air Corp. (Containers & Packaging)		4,493	206,274
Sherwin-Williams Co. / The (Chemicals)		7,305	1,641,945
Steel Dynamics, Inc. (Metals & Mining)		5,155	582,824
Vulcan Materials Co. (Construction Materials)		4,133	709,057
Westrock Co. (Containers & Packaging)		8,009	244,034
			28,076,434
Real Estate–2.6%
Alexandria Real Estate Equities, Inc. (Office REITs)		4,849	608,986
American Tower Corp. (Specialized REITs)		14,416	2,945,766
AvalonBay Communities, Inc. (Residential REITs)		4,352	731,397
Boston Properties, Inc. (Office REITs)		4,482	242,566
Camden Property Trust (Residential REITs)		3,413	357,819
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	9,771	711,427
Crown Castle, Inc. (Specialized REITs)		13,407	1,794,393
Digital Realty Trust, Inc. (Specialized REITs)		8,865	871,518
Equinix, Inc. (Specialized REITs)		2,866	2,066,501
Equity Residential (Residential REITs)		10,494	629,640
Essex Property Trust, Inc. (Residential REITs)		2,006	419,535
Extra Space Storage, Inc. (Specialized REITs)		4,144	675,182
Federal Realty Investment Trust (Retail REITs)		2,286	225,925
Healthpeak Properties, Inc. (Health Care REITs)		17,026	374,061
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		22,367	368,832
Invitation Homes, Inc. (Residential REITs)		18,051	563,733
Iron Mountain, Inc. (Specialized REITs)		9,073	480,052
Kimco Realty Corp. (Retail REITs)		18,961	370,308
Mid-America Apartment Communities, Inc. (Residential REITs)		3,552	536,494
Prologis, Inc. (Industrial REITs)		28,578	3,565,677
Public Storage (Specialized REITs)		4,895	1,478,975
Realty Income Corp. (Retail REITs)		19,426	1,230,054
Regency Centers Corp. (Retail REITs)		4,799	293,603
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
SBA Communications Corp. (Specialized REITs)		3,343	$ 872,757
Simon Property Group, Inc. (Retail REITs)		10,123	1,133,472
UDR, Inc. (Residential REITs)		9,604	394,340
Ventas, Inc. (Health Care REITs)		12,311	533,682
VICI Properties, Inc. (Specialized REITs)		31,096	1,014,352
Welltower, Inc. (Health Care REITs)		14,602	1,046,817
Weyerhaeuser Co. (Specialized REITs)		22,615	681,390
			27,219,254
Utilities–2.9%
AES Corp. / The (Ind. Power & Renewable Elec.)		20,616	496,433
Alliant Energy Corp. (Electric Utilities)		7,843	418,816
Ameren Corp. (Multi-Utilities)		7,999	691,034
American Electric Power Co., Inc. (Electric Utilities)		15,930	1,449,471
American Water Works Co., Inc. (Water Utilities)		5,981	876,157
Atmos Energy Corp. (Gas Utilities)		4,440	498,878
CenterPoint Energy, Inc. (Multi-Utilities)		19,373	570,729
CMS Energy Corp. (Multi-Utilities)		8,958	549,842
Consolidated Edison, Inc. (Multi-Utilities)		10,982	1,050,648
Constellation Energy Corp. (Electric Utilities)		10,128	795,048
Dominion Energy, Inc. (Multi-Utilities)		25,831	1,444,211
DTE Energy Co. (Multi-Utilities)		5,994	656,583
Duke Energy Corp. (Electric Utilities)		23,860	2,301,774
Edison International (Electric Utilities)		11,819	834,303
Entergy Corp. (Electric Utilities)		6,293	678,008
Evergy, Inc. (Electric Utilities)		7,060	431,507
Eversource Energy (Electric Utilities)		10,772	843,017
Exelon Corp. (Electric Utilities)		30,793	1,289,919
FirstEnergy Corp. (Electric Utilities)		16,791	672,647
NextEra Energy, Inc. (Electric Utilities)		61,531	4,742,809
NiSource, Inc. (Multi-Utilities)		12,478	348,885
NRG Energy, Inc. (Electric Utilities)		7,220	247,574
PG&E Corp. (Electric Utilities)	(a)	50,083	809,842
Pinnacle West Capital Corp. (Electric Utilities)		3,461	274,250
PPL Corp. (Electric Utilities)		22,741	631,972
Public Service Enterprise Group, Inc. (Multi-Utilities)		15,406	962,105
Sempra Energy (Multi-Utilities)		9,744	1,472,903
Southern Co. / The (Electric Utilities)		33,723	2,346,446
WEC Energy Group, Inc. (Multi-Utilities)		9,747	923,918
Xcel Energy, Inc. (Electric Utilities)		16,982	1,145,266
			30,454,995
Total Common Stocks (Cost $712,041,827)			$1,063,292,967

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	06/29/2023	$200,000	$ 197,762
Total U.S. Treasury Obligations (Cost $197,744)					$197,762
Total Investments – 100.0% (Cost $712,239,571)				(c)	$1,063,490,729
Liabilities in Excess of Other Assets – (0.0)%				(b)	(103,881)
Net Assets – 100.0%				$1,063,386,848

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $386,637 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	52	June 16, 2023	$10,577,602	$10,758,150	$180,548	$41,259
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–97.6%		Shares	Value
Communication Services–8.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	17,889	$ 1,855,626
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	7,412	770,848
AT&T, Inc. (Diversified Telecom. Svs.)		71,721	1,380,629
Comcast Corp. Class A (Media)		73,972	2,804,279
Fox Corp. Class A (Media)		69,518	2,367,088
Fox Corp. Class B (Media)		1,521	47,623
Liberty Global PLC Class A (Diversified Telecom. Svs.)	(a)	15,105	294,548
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	19,809	4,198,319
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	16,110	439,320
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	61,207	686,130
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	13,321	276,144
Verizon Communications, Inc. (Diversified Telecom. Svs.)		27,441	1,067,180
Warner Bros Discovery, Inc. (Entertainment)	(a)	6,657	100,521
			16,288,255
Consumer Discretionary–6.8%
AutoNation, Inc. (Specialty Retail)	(a)	2,267	304,594
Best Buy Co., Inc. (Specialty Retail)		2,684	210,077
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		10,215	1,584,959
eBay, Inc. (Broadline Retail)		32,217	1,429,468
General Motors Co. (Automobiles)		65,515	2,403,090
Genuine Parts Co. (Distributors)		3,046	509,626
Home Depot, Inc. / The (Specialty Retail)		2,788	822,795
Lear Corp. (Automobile Components)		3,766	525,319
Lowe's Cos., Inc. (Specialty Retail)		5,581	1,116,033
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,833	667,560
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,310	645,899
MGM Resorts International (Hotels, Restaurants & Leisure)		8,052	357,670
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,544	413,479
TJX Cos., Inc. / The (Specialty Retail)		13,939	1,092,260
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		26,260	1,029,392
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	2,107	17,973
Whirlpool Corp. (Household Durables)		4,307	568,610
			13,698,804
Consumer Staples–7.6%
Archer-Daniels-Midland Co. (Food Products)		32,788	2,611,892
Colgate-Palmolive Co. (Household Products)		22,520	1,692,378
Hershey Co. / The (Food Products)		1,917	487,704
Kellogg Co. (Food Products)		5,190	347,522
PepsiCo, Inc. (Beverages)		14,655	2,671,607
Procter & Gamble Co. / The (Household Products)		19,767	2,939,155
Tyson Foods, Inc. Class A (Food Products)		25,164	1,492,729
Walmart, Inc. (Consumer Staples Distribution & Retail)		20,794	3,066,075
			15,309,062
Energy–6.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		33,383	5,446,770
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		7,772	890,905
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		42,022	4,608,133
Halliburton Co. (Energy Equip. & Svs.)		20,852	659,757
Common Stocks (Continued)		Shares	Value
Energy (continued)
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		33,141	$ 794,058
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,953	398,153
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,087	570,545
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		13,366	399,109
			13,767,430
Financials–18.7%
Allstate Corp. / The (Insurance)		15,521	1,719,882
American Express Co. (Consumer Finance)		18,997	3,133,555
Bank of America Corp. (Banks)		81,719	2,337,163
Bank of New York Mellon Corp. / The (Capital Markets)		50,833	2,309,852
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	14,648	4,522,863
CBOE Global Markets, Inc. (Capital Markets)		2,656	356,541
Citigroup, Inc. (Banks)		36,983	1,734,133
CME Group, Inc. (Capital Markets)		5,600	1,072,512
Fidelity National Information Services, Inc. (Financial Services)		7,001	380,364
Intercontinental Exchange, Inc. (Capital Markets)		6,807	709,902
Invesco Ltd. (Capital Markets)		34,272	562,061
JPMorgan Chase & Co. (Banks)		25,550	3,329,421
LPL Financial Holdings, Inc. (Capital Markets)		1,621	328,090
Marsh & McLennan Cos., Inc. (Insurance)		10,999	1,831,884
MetLife, Inc. (Insurance)		44,842	2,598,146
PayPal Holdings, Inc. (Financial Services)	(a)	24,072	1,828,028
Pinnacle Financial Partners, Inc. (Banks)		8,464	466,874
PNC Financial Services Group, Inc. / The (Banks)		2,490	316,479
S&P Global, Inc. (Capital Markets)		6,144	2,118,267
Synchrony Financial (Consumer Finance)		31,318	910,727
Travelers Cos., Inc. / The (Insurance)		12,932	2,216,674
Truist Financial Corp. (Banks)		11,902	405,858
U.S. Bancorp (Banks)		19,597	706,472
Wells Fargo & Co. (Banks)		45,888	1,715,293
			37,611,041
Health Care–16.8%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		11,937	1,651,365
Amgen, Inc. (Biotechnology)		3,468	838,389
Baxter International, Inc. (Health Care Equip. & Supplies)		8,184	331,943
Becton Dickinson & Co. (Health Care Equip. & Supplies)		7,852	1,943,684
Biogen, Inc. (Biotechnology)	(a)	2,536	705,084
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	43,611	2,181,858
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,936	2,837,274
Cigna Group / The (Health Care Providers & Svs.)		9,132	2,333,500
CVS Health Corp. (Health Care Providers & Svs.)		41,003	3,046,933
Danaher Corp. (Life Sciences Tools & Svs.)		10,381	2,616,427
Elevance Health, Inc. (Health Care Providers & Svs.)		6,164	2,834,269
Eli Lilly & Co. (Pharmaceuticals)		1,252	429,962
Gilead Sciences, Inc. (Biotechnology)		7,745	642,603
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,196	598,096
Incyte Corp. (Biotechnology)	(a)	4,106	296,741
Johnson & Johnson (Pharmaceuticals)		19,161	2,969,955
Merck & Co., Inc. (Pharmaceuticals)		2,629	279,699
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	5,045	510,655

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2,265	$ 301,834
Pfizer, Inc. (Pharmaceuticals)		59,722	2,436,658
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	262	215,278
Teladoc Health, Inc. (Health Care Technology)	(a)	38,375	993,912
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,539	2,616,143
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	7,855	314,985
			33,927,247
Industrials–11.5%
AECOM (Construction & Engineering)		25,183	2,123,430
Allegion PLC (Building Products)		6,483	691,930
Cintas Corp. (Commercial Svs. & Supplies)		787	364,129
Cummins, Inc. (Machinery)		2,736	653,576
Curtiss-Wright Corp. (Aerospace & Defense)		3,490	615,147
Deere & Co. (Machinery)		4,145	1,711,388
Eaton Corp. PLC (Electrical Equip.)		11,690	2,002,965
General Dynamics Corp. (Aerospace & Defense)		9,956	2,272,059
Herc Holdings, Inc. (Trading Companies & Distributors)		4,232	482,025
Honeywell International, Inc. (Industrial Conglomerates)		6,413	1,225,652
Illinois Tool Works, Inc. (Machinery)		6,663	1,622,107
JetBlue Airways Corp. (Passenger Airlines)	(a)	1,558	11,342
Johnson Controls International PLC (Building Products)		4,367	262,981
KBR, Inc. (Professional Svs.)		5,432	299,032
Lockheed Martin Corp. (Aerospace & Defense)		2,071	979,024
Northrop Grumman Corp. (Aerospace & Defense)		1,258	580,844
Owens Corning (Building Products)		6,810	652,398
Ryder System, Inc. (Ground Transportation)		2,959	264,061
Schneider National, Inc. Class B (Ground Transportation)		14,258	381,401
Snap-on, Inc. (Machinery)		5,365	1,324,565
Southwest Airlines Co. (Passenger Airlines)		37,569	1,222,495
Textron, Inc. (Aerospace & Defense)		3,792	267,829
Timken Co. / The (Machinery)		15,783	1,289,787
W.W. Grainger, Inc. (Trading Companies & Distributors)		460	316,853
Xylem, Inc. (Machinery)		14,213	1,488,101
			23,105,121
Information Technology–8.7%
Adobe, Inc. (Software)	(a)	2,612	1,006,586
Analog Devices, Inc. (Semiconductors & Equip.)		15,721	3,100,496
Cognizant Technology Solutions Corp. Class A (IT Svs.)		12,407	755,958
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	52,592	1,210,142
Guidewire Software, Inc. (Software)	(a)	4,350	356,917
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		99,428	$ 1,583,888
HP, Inc. (Tech. Hardware, Storage & Periph.)		1,380	40,503
Intel Corp. (Semiconductors & Equip.)		66,362	2,168,047
Intuit, Inc. (Software)		1,941	865,356
Juniper Networks, Inc. (Communications Equip.)		54,330	1,870,039
Manhattan Associates, Inc. (Software)	(a)	6,113	946,598
Salesforce, Inc. (Software)	(a)	12,036	2,404,552
ServiceNow, Inc. (Software)	(a)	1,167	542,328
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,697	261,043
Workday, Inc. Class A (Software)	(a)	2,544	525,438
			17,637,891
Materials–3.4%
Corteva, Inc. (Chemicals)		18,359	1,107,231
Ecolab, Inc. (Chemicals)		13,386	2,215,785
FMC Corp. (Chemicals)		10,353	1,264,412
Newmont Corp. (Metals & Mining)		14,659	718,584
Reliance Steel & Aluminum Co. (Metals & Mining)		1,584	406,676
Steel Dynamics, Inc. (Metals & Mining)		6,583	744,274
United States Steel Corp. (Metals & Mining)		17,970	469,017
			6,925,979
Real Estate–4.8%
Alexandria Real Estate Equities, Inc. (Office REITs)		2,727	342,484
Brixmor Property Group, Inc. (Retail REITs)		4,630	99,638
Equity Residential (Residential REITs)		39,291	2,357,460
Kimco Realty Corp. (Retail REITs)		51,631	1,008,353
Prologis, Inc. (Industrial REITs)		23,291	2,906,018
SBA Communications Corp. (Specialized REITs)		2,868	748,749
Simon Property Group, Inc. (Retail REITs)		19,801	2,217,118
			9,679,820
Utilities–4.4%
CMS Energy Corp. (Multi-Utilities)		34,526	2,119,206
DTE Energy Co. (Multi-Utilities)		21,297	2,332,873
Edison International (Electric Utilities)		7,074	499,354
Entergy Corp. (Electric Utilities)		6,586	709,575
Evergy, Inc. (Electric Utilities)		17,358	1,060,921
NRG Energy, Inc. (Electric Utilities)		25,437	872,235
PPL Corp. (Electric Utilities)		18,742	520,840
Xcel Energy, Inc. (Electric Utilities)		9,947	670,826
			8,785,830
Total Common Stocks (Cost $200,660,441)			$196,736,480
Total Investments – 97.6% (Cost $200,660,441)	(b)		$196,736,480
Other Assets in Excess of Liabilities – 2.4%	(c)		4,835,684
Net Assets – 100.0%			$201,572,164

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $197,120 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	16	June 16, 2023	$3,120,502	$3,310,200	$189,698	$46,200
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds–95.9%		Rate	Maturity	Face Amount	Value
Communication Services–16.0%
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	$ 350,000	$ 24,717
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	375,000	354,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	189,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	599,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	114,781
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,425,000	1,234,613
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	211,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	78,212
CMG Media Corp. (Media)	(a)	8.875%	12/15/2027	950,000	718,200
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	361,875
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	900,000	757,890
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	200,000	127,500
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	143,638
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	332,842
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	138,330
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	108,152
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	206,000	156,560
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(a)	5.875%	08/15/2027	400,000	362,280
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	450,000	359,053
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	57,066
DISH DBS Corp. (Media)		5.125%	06/01/2029	600,000	319,500
DISH Network Corp. (Media)	(a)	11.750%	11/15/2027	125,000	121,250
Entegris Escrow Corp. (Media)	(a)	5.950%	06/15/2030	350,000	339,255
Gray Escrow II, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	116,200
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	648,750
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	49,776
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	36,861
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	1,000,707	728,014
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	250,000	204,375
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	79,000
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	141,158
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	86,000
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	189,450
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	69,654
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	301,350
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	122,066
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	1,000,000	876,937
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	175,000	113,750
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	277,209
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	667,027
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	375,000	143,367
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	235,813
Scripps Escrow II, Inc. (Media)	(a)	3.875%	01/15/2029	100,000	78,466
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	225,000	154,688
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	350,000	257,793
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	109,375
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	525,000	417,446
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	202,950
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	70,216
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	175,000	150,315
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	388,312
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	300,000	233,250
Sprint LLC (Wireless Telecom. Svs.)		7.625%	02/15/2025	300,000	311,090
TEGNA, Inc. (Media)		5.000%	09/15/2029	750,000	648,229
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	736,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	200,000	182,337
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	231,000
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	150,000	141,816
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	900,000	778,257
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	400,000	363,400
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	165,306
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	171,962
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	511,031
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	170,156
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	342,888
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	550,000	448,643
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	110,703
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	65,852
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	425,000	392,109
					20,130,311
Consumer Discretionary–12.1%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,500,000	1,286,250
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	300,000	292,624
Adient Global Holdings Ltd. (Automobile Components)	(a)	4.875%	08/15/2026	300,000	289,125
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	102,789
Affinity Interactive (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	400,000	356,808
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	425,000	428,128
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	94,647

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	$ 300,000	$ 268,500
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	175,201
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	263,752
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	181,640
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	325,015
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	459,000
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	250,000	218,625
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	152,625
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	225,000	225,048
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	300,000	293,725
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.250%	05/15/2026	112,000	111,720
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,200,000	1,204,500
Dana, Inc. (Automobile Components)		4.250%	09/01/2030	250,000	200,376
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	100,000	78,892
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	625,000	421,645
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,046,466
Gates Global LLC / Gates Corp. (Automobile Components)	(a)	6.250%	01/15/2026	950,000	933,375
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	50,000	50,000
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	143,679
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	168,750
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	400,000	356,234
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	500,000	458,012
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	350,000	339,937
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	100,000	85,818
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	187,260
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	69,822
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	173,867
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	777,750
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	46,948
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	125,000	104,234
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	46,500
Real Hero Merger Sub 2, Inc. (Automobile Components)	(a)	6.250%	02/01/2029	300,000	221,797
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	353,472
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	350,000	358,312
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	250,000	250,482
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	450,000	406,179
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	266,505
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	25,000	25,258
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	180,500
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	168,900
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	275,000	267,289
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	71,654
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	93,000
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	145,205
					15,227,840
Consumer Staples–3.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,386
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.500%	02/15/2028	175,000	175,437
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	425,000	369,790
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	550,000	557,133
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	167,652
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	175,168
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	97,113
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	134,994
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	373,469
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	146,643
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	224,493
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	230,000	224,435
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	450,000	441,000
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.250%	04/15/2025	100,000	100,901
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	323,312
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	157,859
					3,768,785
Energy–13.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	127,280
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	244,255
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	600,000

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	$ 625,000	$ 588,213
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.625%	02/01/2029	61,000	62,373
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	209,306
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	613,281
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	432,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	410,805
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	100,000	96,723
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	66,188
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	164,183
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	150,000	148,950
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	118,750
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	100,000	92,901
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	325,000	289,230
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		3.250%	01/31/2032	150,000	123,918
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	100,000	95,054
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	49,204
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	47,595
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	74,285
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	425,000	365,500
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	457,520
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	85,915
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	300,000	306,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	25,000
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	525,000	514,531
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	50,000	46,581
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	200,000	174,238
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	99,250
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	700,000	637,000
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	275,000	276,094
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	275,000	266,552
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	317,908
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	100,000	85,000
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	675,000	560,250
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	57,955
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	284,839
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	89,310
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	100,000	92,987
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	04/15/2027	175,000	173,053
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	280,073
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	100,000	95,375
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	275,000	253,798
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	50,000	48,969
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	300,000	284,051
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	225,000	226,749
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	436,177
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	200,000	210,634
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	243,362
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	342,412
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	200,000	195,312
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	158,813
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	73,531
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	200,000	210,783
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	113,941
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	200,000	177,253
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	269,681
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	24,016
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	47,713
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	225,000	236,553
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	70,511
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	66,224
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	325,000	284,719
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	425,000	410,926
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	375,000	366,461
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	70,176
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	193,500
Transocean Titan Financing Ltd. (Energy Equip. & Svs.)	(a)	8.375%	02/01/2028	25,000	25,727
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	899,051
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	143,337
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	48,328
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	165,557
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	71,393
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	423,655
					16,738,738

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–11.5%
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	$ 400,000	$ 354,000
Ardonagh Midco 2 PLC (Insurance)	(a)(b)	11.500%, 12.750% PIK	01/15/2027	700,000	637,000
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	550,000	535,177
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	172,800
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,141,735
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	362,120
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	391,538
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	538,942
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	213,469
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	177,998
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	418,995
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	231,752
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	492,870
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	275,000	233,675
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	500,000	477,147
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	1,950,000	1,916,475
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	575,000	500,983
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	250,000	259,118
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	300,000	302,162
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	170,068
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	200,000	195,038
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	295,750
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,250,000	1,072,675
NFP Corp. (Insurance)	(a)	7.500%	10/01/2030	375,000	362,336
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	200,000	171,710
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	350,000	290,199
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	317,540
Ryan Specialty Group LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	240,454
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	700,000	662,487
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	175,000	155,726
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	187,875
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,025,000	1,009,625
					14,489,439
Health Care–7.3%
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	250,000	208,153
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	325,000	275,706
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	350,000	294,000
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	575,000	544,812
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	268,500
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	400,000	182,698
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	200,000	129,440
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	175,000	68,542
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	69,857
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	350,000	131,988
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	150,000	131,825
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	450,000	433,548
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	300,000	282,072
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	43,622
Centene Corp. (Health Care Providers & Svs.)		2.625%	08/01/2031	200,000	162,062
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	42,294
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	300,000	185,727
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	90,375
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	176,501
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	100,000	86,008
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	250,000	227,500
Garden Spinco Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	106,843
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	250,000	182,500
Grifols Escrow Issuer SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	164,000
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	200,000	178,138
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	375,000	333,176
IQVIA, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	300,000	293,250
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	150,000	142,344
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	102,233
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	25,000	15,283
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	281,937
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,075,000	932,683
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	200,000	143,903
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	399,439
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	5.375%	02/15/2030	225,000	203,666
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	148,328
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	100,000	80,882
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	175,000	143,832
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	51,000	50,307
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.875%	01/01/2026	300,000	294,108
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	122,924
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	400,000	384,020

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	$ 300,000	$ 287,526
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	150,000	135,707
					9,162,259
Industrials–11.2%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	192,201
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,158,638
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	175,000	172,220
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	150,000	143,885
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	175,000	159,337
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	776,687
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	175,000	162,040
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	66,935
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	400,000	361,748
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	200,000	142,782
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	525,000	389,870
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	300,000	259,761
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	800,000	634,094
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	157,089
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	150,000	147,840
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	238,500
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	277,875
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	300,000	262,900
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	125,000	100,736
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	83,000	81,963
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	43,250
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	695,250
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	75,000	63,375
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(a)	6.750%	03/15/2028	75,000	77,237
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.750%	03/15/2031	75,000	78,602
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	75,000	69,834
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	200,000	198,250
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	113,895
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	21,875
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	400,000	384,716
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	450,000	388,125
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	582,179
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	288,300
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	306,832
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	270,875
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	600,000	600,546
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	550,000	537,625
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	141,437
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	111,125
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	376,160
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	173,232
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	645,750
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	25,000	24,763
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	310,781
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	72,188
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	44,125
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	129,188
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	6.500%	06/15/2027	400,000	374,929
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	101,645
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	231,030
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	368,670
White Cap Parent LLC (Building Products)	(a)(b)	8.250%, 9.000% PIK	03/15/2026	325,000	295,550
					14,008,440
Information Technology–6.7%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	1,125,000	912,217
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	275,000	249,906
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	325,000	315,159
Central Parent, Inc. / CDK Global, Inc. (Software)	(a)	7.250%	06/15/2029	550,000	540,583
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	65,250
Cloud Software Group Holdings, Inc. (Software)	(a)	6.500%	03/31/2029	400,000	353,842
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	475,000	431,157
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	300,000	248,790
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	425,000	362,844
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	125,000	115,937
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	47,460
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	112,202
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	350,000	340,590
GoTo Group, Inc. (Software)	(a)	5.500%	09/01/2027	425,000	217,483
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	375,000	304,675
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,250,000	1,048,118
NCR Corp. (Software)	(a)	5.000%	10/01/2028	225,000	197,767
NCR Corp. (Software)	(a)	5.125%	04/15/2029	50,000	43,263
NCR Corp. (Software)	(a)	6.125%	09/01/2029	50,000	49,317
NCR Corp. (Software)	(a)	5.250%	10/01/2030	325,000	265,323

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	$ 350,000	$ 294,621
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	625,000	492,245
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	9.625%	12/01/2032	425,250	476,564
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	107,642
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	391,500
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	475,000	357,561
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	75,000	64,138
					8,406,154
Materials–10.7%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	653,176	499,614
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	475,000	371,687
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	775,000	611,037
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	216,820
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	150,000	128,518
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	142,530
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,875
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	270,710
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	250,000	248,329
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	575,000	557,640
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	295,433
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,250,000	1,135,925
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	275,437
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	47,933
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	267,802
Diamond BC B.V. (Chemicals)	(a)	4.625%	10/01/2029	750,000	730,837
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	263,292
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	142,756
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	91,520
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	86,391
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	21,689
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	110,886
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	500,000	402,500
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	725,000	724,855
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	08/15/2026	325,000	325,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	9.250%	04/15/2027	225,000	207,898
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	300,000	274,500
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	187,800
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	165,474
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	296,083
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	171,938
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	450,000	449,425
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	38,043
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	375,000	192,843
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	186,640
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	75,000	70,474
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	164,985
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	168,742
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	750,000	619,253
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,125,000	1,068,435
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	23,355
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	191,600
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	675,000	614,250
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	96,391
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	211,875
					13,395,020
Real Estate–0.7%
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	5.000%	08/15/2027	50,000	45,041
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	100,000	83,000
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	225,000	187,643
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	06/15/2025	100,000	96,681
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	175,000	163,278
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	3.875%	02/15/2029	50,000	44,456
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	225,000	204,821
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.125%	08/15/2030	100,000	88,329
					913,249
Utilities–3.4%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	400,000	382,668
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	94,124
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	48,745
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	425,000	394,238
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	129,498
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	84,652
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	253,042
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	75,836
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	20,693
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	20,044

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	$ 775,000	$ 620,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	582,057
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	109,219
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	712,529
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	175,000	183,905
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	218,433
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	354,562
					4,284,245
Total Corporate Bonds (Cost $135,271,291)					$120,524,480

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
iHeartMedia, Inc. Class A (Media)	(c)	7,387	$ 28,809
Total Common Stocks (Cost $178,496)			$28,809

Rights–0.0%		Quantity	Value
Communication Services–0.0%
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(c)	591	$ 3,694
Total Rights (Cost $0)			$3,694
Total Investments – 95.9% (Cost $135,449,787)	(d)		$120,556,983
Other Assets in Excess of Liabilities – 4.1%			5,103,503
Net Assets – 100.0%			$125,660,486

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2023, the value of these securities totaled $99,877,017, or 79.5% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–100.9%		Shares	Value
Communication Services–16.4%
Activision Blizzard, Inc. (Entertainment)		14,244	$ 1,219,144
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	84,992	8,816,220
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	83,564	8,690,656
Charter Communications, Inc. Class A (Media)	(a)	2,773	991,653
Comcast Corp. Class A (Media)		76,413	2,896,817
Electronic Arts, Inc. (Entertainment)		4,981	599,961
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	40,429	8,568,522
Netflix, Inc. (Entertainment)	(a)	8,089	2,794,588
Sirius XM Holdings, Inc. (Media)		70,497	279,873
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	22,149	3,208,061
Warner Bros Discovery, Inc. (Entertainment)	(a)	44,146	666,605
			38,732,100
Consumer Discretionary–15.1%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,428	924,043
Amazon.com, Inc. (Broadline Retail)	(a)	143,475	14,819,533
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	684	1,814,248
eBay, Inc. (Broadline Retail)		9,753	432,741
JD.com, Inc. – ADR (Broadline Retail)		8,372	367,447
Lucid Group, Inc. (Automobiles)	(a)	33,213	267,033
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,223	809,594
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,597	929,326
MercadoLibre, Inc. (Broadline Retail)	(a)	913	1,203,389
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,123	953,405
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	10,810	820,479
Rivian Automotive, Inc. Class A (Automobiles)	(a)	16,657	257,850
Ross Stores, Inc. (Specialty Retail)		6,255	663,843
Starbucks Corp. (Hotels, Restaurants & Leisure)		20,876	2,173,818
Tesla, Inc. (Automobiles)	(a)	44,303	9,191,100
			35,627,849
Consumer Staples–6.0%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		8,060	4,004,772
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,018	576,784
Keurig Dr Pepper, Inc. (Beverages)		25,549	901,369
Kraft Heinz Co. / The (Food Products)		22,252	860,485
Mondelez International, Inc. Class A (Food Products)		24,763	1,726,476
Monster Beverage Corp. (Beverages)	(a)	18,954	1,023,706
PepsiCo, Inc. (Beverages)		25,015	4,560,234
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		15,671	541,903
			14,195,729
Energy–0.4%
Baker Hughes Co. (Energy Equip. & Svs.)		18,368	530,100
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		3,334	450,657
			980,757
Financials–1.2%
Fiserv, Inc. (Financial Services)	(a)	11,410	1,289,672
PayPal Holdings, Inc. (Financial Services)	(a)	20,551	1,560,643
			2,850,315
Health Care–6.3%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,392	465,123
Amgen, Inc. (Biotechnology)		9,699	2,344,733
AstraZeneca PLC – ADR (Pharmaceuticals)		10,950	760,039
Biogen, Inc. (Biotechnology)	(a)	2,624	729,551
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	7,019	815,467
Gilead Sciences, Inc. (Biotechnology)		22,652	1,879,436
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,506	753,120
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	2,870	$ 667,419
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	6,364	1,625,811
Moderna, Inc. (Biotechnology)	(a)	7,017	1,077,671
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	1,953	1,604,722
Seagen, Inc. (Biotechnology)	(a)	3,393	686,981
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,670	1,471,377
			14,881,450
Industrials–4.4%
Automatic Data Processing, Inc. (Professional Svs.)		7,526	1,675,514
Cintas Corp. (Commercial Svs. & Supplies)		1,846	854,107
Copart, Inc. (Commercial Svs. & Supplies)	(a)	8,657	651,093
CoStar Group, Inc. (Professional Svs.)	(a)	7,389	508,733
CSX Corp. (Ground Transportation)		37,466	1,121,732
Fastenal Co. (Trading Companies & Distributors)		10,371	559,412
Honeywell International, Inc. (Industrial Conglomerates)		12,136	2,319,432
Old Dominion Freight Line, Inc. (Ground Transportation)		1,998	680,998
PACCAR, Inc. (Machinery)		9,490	694,668
Paychex, Inc. (Professional Svs.)		6,548	750,335
Verisk Analytics, Inc. (Professional Svs.)		2,810	539,127
			10,355,151
Information Technology–49.9%
Adobe, Inc. (Software)	(a)	8,315	3,204,352
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	29,270	2,868,753
Analog Devices, Inc. (Semiconductors & Equip.)		9,188	1,812,057
ANSYS, Inc. (Software)	(a)	1,582	526,490
Apple, Inc. (Tech. Hardware, Storage & Periph.)		178,175	29,381,057
Applied Materials, Inc. (Semiconductors & Equip.)		15,351	1,885,563
ASML Holding N.V. (Semiconductors & Equip.)		1,596	1,086,413
Atlassian Corp. Class A (Software)	(a)	2,727	466,781
Autodesk, Inc. (Software)	(a)	3,919	815,779
Broadcom, Inc. (Semiconductors & Equip.)		7,573	4,858,382
Cadence Design Systems, Inc. (Software)	(a)	4,957	1,041,416
Cisco Systems, Inc. (Communications Equip.)		74,395	3,888,999
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,251	563,663
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,965	544,236
Datadog, Inc. Class A (Software)	(a)	5,342	388,150
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	2,479	521,284
Fortinet, Inc. (Software)	(a)	14,242	946,523
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	9,901	714,654
Intel Corp. (Semiconductors & Equip.)		75,145	2,454,987
Intuit, Inc. (Software)		5,096	2,271,950
KLA Corp. (Semiconductors & Equip.)		2,515	1,003,913
Lam Research Corp. (Semiconductors & Equip.)		2,451	1,299,324
Marvell Technology, Inc. (Semiconductors & Equip.)		15,500	671,150
Microchip Technology, Inc. (Semiconductors & Equip.)		9,950	833,611
Micron Technology, Inc. (Semiconductors & Equip.)		19,821	1,195,999
Microsoft Corp. (Software)		103,790	29,922,658
NVIDIA Corp. (Semiconductors & Equip.)		44,865	12,462,151
NXP Semiconductors N.V. (Semiconductors & Equip.)		4,707	877,738
Palo Alto Networks, Inc. (Software)	(a)	5,497	1,097,971
QUALCOMM, Inc. (Semiconductors & Equip.)		20,253	2,583,878
Synopsys, Inc. (Software)	(a)	2,766	1,068,367
Texas Instruments, Inc. (Semiconductors & Equip.)		16,460	3,061,725

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	3,706	$ 765,437
Zoom Video Communications, Inc. Class A (Software)	(a)	4,463	329,548
Zscaler, Inc. (Software)	(a)	2,617	305,744
			117,720,703
Utilities–1.2%
American Electric Power Co., Inc. (Electric Utilities)		9,344	850,210
Constellation Energy Corp. (Electric Utilities)		5,942	466,447
Exelon Corp. (Electric Utilities)		18,057	756,408
Xcel Energy, Inc. (Electric Utilities)		9,988	673,591
			2,746,656
Total Common Stocks (Cost $159,363,733)			$238,090,710

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	06/29/2023	$100,000	$ 98,881
Total U.S. Treasury Obligations (Cost $98,872)					$98,881
Total Investments – 101.0% (Cost $159,462,605)				(c)	$238,189,591
Liabilities in Excess of Other Assets – (1.0)%				(b)	(2,295,711)
Net Assets – 100.0%				$235,893,880

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $53,319 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	9	June 16, 2023	$2,350,766	$2,394,315	$43,549	$35,414
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–99.8%		Shares	Value
Communication Services–7.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	81,712	$ 8,475,986
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	49,991	5,199,064
Comcast Corp. Class A (Media)		73,429	2,783,693
Fox Corp. Class A (Media)		94,810	3,228,281
Fox Corp. Class B (Media)		1,591	49,814
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	23,181	4,912,981
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	48,314	541,600
Warner Bros Discovery, Inc. (Entertainment)	(a)	14,128	213,333
			25,404,752
Consumer Discretionary–10.5%
Amazon.com, Inc. (Broadline Retail)	(a)	87,201	9,006,991
Best Buy Co., Inc. (Specialty Retail)		2,176	170,316
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		7,646	1,186,353
eBay, Inc. (Broadline Retail)		45,159	2,003,705
General Motors Co. (Automobiles)		55,662	2,041,682
Genuine Parts Co. (Distributors)		6,176	1,033,307
Home Depot, Inc. / The (Specialty Retail)		11,496	3,392,699
Lear Corp. (Automobile Components)		5,683	792,722
Lowe's Cos., Inc. (Specialty Retail)		14,361	2,871,769
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4,866	1,772,149
McDonald's Corp. (Hotels, Restaurants & Leisure)		4,007	1,120,397
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,634	482,538
Tesla, Inc. (Automobiles)	(a)	17,375	3,604,617
TJX Cos., Inc. / The (Specialty Retail)		23,994	1,880,170
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		50,104	1,964,077
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5,850	772,668
			34,096,160
Consumer Staples–7.6%
Archer-Daniels-Midland Co. (Food Products)		48,226	3,841,683
Colgate-Palmolive Co. (Household Products)		48,917	3,676,112
Hershey Co. / The (Food Products)		3,663	931,904
Kellogg Co. (Food Products)		6,010	402,430
PepsiCo, Inc. (Beverages)		32,786	5,976,888
Procter & Gamble Co. / The (Household Products)		30,035	4,465,904
Walmart, Inc. (Consumer Staples Distribution & Retail)		36,962	5,450,047
			24,744,968
Energy–4.1%
Chevron Corp. (Oil, Gas & Consumable Fuels)		39,126	6,383,798
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,157	511,626
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		6,222	713,228
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		34,749	3,810,575
Halliburton Co. (Energy Equip. & Svs.)		16,308	515,985
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		5,311	716,082
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,681	513,868
			13,165,162
Financials–12.4%
Allstate Corp. / The (Insurance)		9,819	1,088,043
American Express Co. (Consumer Finance)		24,325	4,012,409
Common Stocks (Continued)		Shares	Value
Financials (continued)
Aon PLC Class A (Insurance)		1,441	$ 454,333
Bank of America Corp. (Banks)		71,631	2,048,647
Bank of New York Mellon Corp. / The (Capital Markets)		72,879	3,311,622
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	8,925	2,755,772
CBOE Global Markets, Inc. (Capital Markets)		3,246	435,743
Citigroup, Inc. (Banks)		25,280	1,185,379
JPMorgan Chase & Co. (Banks)		18,560	2,418,554
Marsh & McLennan Cos., Inc. (Insurance)		23,299	3,880,448
Mastercard, Inc. Class A (Financial Services)		8,168	2,968,333
MetLife, Inc. (Insurance)		57,594	3,336,996
PayPal Holdings, Inc. (Financial Services)	(a)	28,789	2,186,237
S&P Global, Inc. (Capital Markets)		6,544	2,256,175
Synchrony Financial (Consumer Finance)		19,013	552,898
Travelers Cos., Inc. / The (Insurance)		15,259	2,615,545
Visa, Inc. (Financial Services)		11,094	2,501,253
Wells Fargo & Co. (Banks)		62,141	2,322,831
			40,331,218
Health Care–14.6%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		24,351	3,368,717
Amgen, Inc. (Biotechnology)		10,466	2,530,156
Becton Dickinson & Co. (Health Care Equip. & Supplies)		11,262	2,787,796
Biogen, Inc. (Biotechnology)	(a)	2,340	650,590
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	57,643	2,883,879
Bristol-Myers Squibb Co. (Pharmaceuticals)		53,149	3,683,757
Cigna Group / The (Health Care Providers & Svs.)		13,198	3,372,485
CVS Health Corp. (Health Care Providers & Svs.)		55,600	4,131,636
Danaher Corp. (Life Sciences Tools & Svs.)		17,828	4,493,369
Elevance Health, Inc. (Health Care Providers & Svs.)		8,883	4,084,492
Eli Lilly & Co. (Pharmaceuticals)		7,064	2,425,919
Gilead Sciences, Inc. (Biotechnology)		6,266	519,890
Johnson & Johnson (Pharmaceuticals)		10,802	1,674,310
Pfizer, Inc. (Pharmaceuticals)		48,593	1,982,594
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	578	474,925
Teladoc Health, Inc. (Health Care Technology)	(a)	17,134	443,771
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		5,665	3,265,136
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	13,581	544,598
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		8,411	3,974,955
			47,292,975
Industrials–8.8%
AECOM (Construction & Engineering)		31,529	2,658,525
Allegion PLC (Building Products)		13,944	1,488,243
Automatic Data Processing, Inc. (Professional Svs.)		3,475	773,639
Cintas Corp. (Commercial Svs. & Supplies)		3,556	1,645,290
Cummins, Inc. (Machinery)		3,999	955,281
Deere & Co. (Machinery)		10,181	4,203,531
Eaton Corp. PLC (Electrical Equip.)		8,882	1,521,842
General Dynamics Corp. (Aerospace & Defense)		13,819	3,153,634
Herc Holdings, Inc. (Trading Companies & Distributors)		1,591	181,215
Honeywell International, Inc. (Industrial Conglomerates)		11,903	2,274,902

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Illinois Tool Works, Inc. (Machinery)		12,887	$ 3,137,340
Lockheed Martin Corp. (Aerospace & Defense)		3,924	1,854,993
Snap-on, Inc. (Machinery)		4,324	1,067,552
Southwest Airlines Co. (Passenger Airlines)		9,764	317,721
Timken Co. / The (Machinery)		17,467	1,427,403
Xylem, Inc. (Machinery)		18,784	1,966,685
			28,627,796
Information Technology–26.5%
Accenture PLC Class A (IT Svs.)		4,212	1,203,832
Adobe, Inc. (Software)	(a)	10,242	3,946,960
Analog Devices, Inc. (Semiconductors & Equip.)		23,342	4,603,509
Apple, Inc. (Tech. Hardware, Storage & Periph.)		132,569	21,860,628
Applied Materials, Inc. (Semiconductors & Equip.)		19,014	2,335,490
Cognizant Technology Solutions Corp. Class A (IT Svs.)		138	8,408
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		16,821	676,372
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	96,743	2,226,056
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		89,567	1,426,802
HP, Inc. (Tech. Hardware, Storage & Periph.)		40,905	1,200,562
Intel Corp. (Semiconductors & Equip.)		72,664	2,373,933
Intuit, Inc. (Software)		6,408	2,856,879
Juniper Networks, Inc. (Communications Equip.)		69,177	2,381,072
Manhattan Associates, Inc. (Software)	(a)	6,569	1,017,210
Microsoft Corp. (Software)		71,461	20,602,206
NVIDIA Corp. (Semiconductors & Equip.)		31,198	8,665,868
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		6,917	$ 882,471
Salesforce, Inc. (Software)	(a)	15,873	3,171,108
ServiceNow, Inc. (Software)	(a)	4,681	2,175,354
Synopsys, Inc. (Software)	(a)	2,008	775,590
Workday, Inc. Class A (Software)	(a)	6,553	1,353,457
			85,743,767
Materials–2.1%
Ecolab, Inc. (Chemicals)		24,209	4,007,316
FMC Corp. (Chemicals)		17,265	2,108,574
Steel Dynamics, Inc. (Metals & Mining)		7,068	799,108
			6,914,998
Real Estate–3.0%
Equity Residential (Residential REITs)		34,811	2,088,660
Prologis, Inc. (Industrial REITs)		23,281	2,904,770
SBA Communications Corp. (Specialized REITs)		6,795	1,773,971
Simon Property Group, Inc. (Retail REITs)		27,515	3,080,855
			9,848,256
Utilities–2.4%
CMS Energy Corp. (Multi-Utilities)		29,047	1,782,905
DTE Energy Co. (Multi-Utilities)		31,120	3,408,885
Evergy, Inc. (Electric Utilities)		29,281	1,789,655
NiSource, Inc. (Multi-Utilities)		21,544	602,370
			7,583,815
Total Common Stocks (Cost $314,228,250)			$323,753,867
Total Investments – 99.8% (Cost $314,228,250)	(b)		$323,753,867
Other Assets in Excess of Liabilities – 0.2%	(c)		569,876
Net Assets – 100.0%			$324,323,743

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $268,800 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	24	June 16, 2023	$4,715,797	$4,965,300	$249,503	$69,299
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–97.3%		Shares	Value
Communication Services–2.6%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	$ 183,130
Bumble, Inc. Class A (Interactive Media & Svs.)	(a)	9,827	192,118
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	65,735
Cinemark Holdings, Inc. (Entertainment)	(a)	22,619	334,535
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	84,925
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	54,669
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	291,963
Iridium Communications, Inc. (Diversified Telecom. Svs.)		16,557	1,025,375
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	89,321
Shutterstock, Inc. (Interactive Media & Svs.)		5,226	379,407
Yelp, Inc. (Interactive Media & Svs.)	(a)	16,571	508,730
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	5,779	451,051
			3,660,959
Consumer Discretionary–11.9%
1-800-Flowers.com, Inc. Class A (Specialty Retail)	(a)	25,190	289,685
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	186,573
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	295,046
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	5,371	411,633
Chegg, Inc. (Diversified Consumer Svs.)	(a)	9,955	162,267
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,805	986,864
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,650	134,284
Dillard's, Inc. Class A (Broadline Retail)		1,180	363,062
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,719	245,112
Fox Factory Holding Corp. (Automobile Components)	(a)	5,638	684,284
GoPro, Inc. Class A (Household Durables)	(a)	57,623	289,844
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	17,716	787,122
Installed Building Products, Inc. (Household Durables)		3,389	386,448
International Game Technology PLC (Hotels, Restaurants & Leisure)		19,533	523,484
iRobot Corp. (Household Durables)	(a)	2,658	115,995
LCI Industries (Automobile Components)		6,080	668,010
M.D.C. Holdings, Inc. (Household Durables)		15,328	595,799
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,654	432,068
MarineMax, Inc. (Specialty Retail)	(a)	9,235	265,506
Murphy U.S.A., Inc. (Specialty Retail)		3,888	1,003,298
Overstock.com, Inc. (Specialty Retail)	(a)	12,750	258,443
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		8,993	673,846
Patrick Industries, Inc. (Automobile Components)		6,155	423,526
RealReal, Inc. / The (Specialty Retail)	(a)	25,373	31,970
Revolve Group, Inc. (Specialty Retail)	(a)	11,844	311,497
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	31,318
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,449	579,815
Signet Jewelers Ltd. (Specialty Retail)		3,059	237,929
Skyline Champion Corp. (Household Durables)	(a)	4,109	309,120
Sonic Automotive, Inc. Class A (Specialty Retail)		11,479	623,769
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,292	226,512
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,615	74,683
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,471	1,347,616
Urban Outfitters, Inc. (Specialty Retail)	(a)	18,344	508,496
Visteon Corp. (Automobile Components)	(a)	4,464	700,089
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,673	1,041,449
Winnebago Industries, Inc. (Automobiles)		6,522	376,319
			16,582,781
Consumer Staples–3.9%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		11,875	490,675
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
BellRing Brands, Inc. (Personal Care Products)	(a)	11,298	$ 384,132
Cal-Maine Foods, Inc. (Food Products)		5,910	359,860
Celsius Holdings, Inc. (Beverages)	(a)	2,452	227,889
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	382,026
Coca-Cola Consolidated, Inc. (Beverages)		546	292,154
elf Beauty, Inc. (Personal Care Products)	(a)	9,154	753,832
Hostess Brands, Inc. (Food Products)	(a)	17,404	433,012
Lancaster Colony Corp. (Food Products)		6,255	1,269,014
Medifast, Inc. (Personal Care Products)		4,350	450,964
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	3,892	136,337
Vital Farms, Inc. (Food Products)	(a)	20,905	319,847
			5,499,742
Energy–5.7%
Borr Drilling Ltd. (Energy Equip. & Svs.)	(a)	24,439	185,248
Cactus, Inc. Class A (Energy Equip. & Svs.)		6,749	278,261
ChampionX Corp. (Energy Equip. & Svs.)		12,609	342,082
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		7,758	1,044,227
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		3,084	210,761
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)		15,414	353,751
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,224	79,370
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		29,730	187,596
Liberty Energy, Inc. (Energy Equip. & Svs.)		44,614	571,505
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		30,008	656,575
Matador Resources Co. (Oil, Gas & Consumable Fuels)		14,881	709,080
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		8,632	319,211
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	3,022	368,412
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	23,528	414,799
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		11,810	426,105
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		25,045	293,026
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		6,118	265,276
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	15,350	110,367
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)		4,584	258,125
SM Energy Co. (Oil, Gas & Consumable Fuels)		26,944	758,743
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	83,229
			7,915,749
Financials–5.4%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		12,462	398,535
Cohen & Steers, Inc. (Capital Markets)		6,316	403,971
Essent Group Ltd. (Financial Services)		16,727	669,916
Federal Agricultural Mortgage Corp. Class C (Financial Services)		5,318	708,304
First Financial Bankshares, Inc. (Banks)		12,534	399,835
Flywire Corp. (Financial Services)	(a)	4,699	137,963
Hamilton Lane, Inc. Class A (Capital Markets)		10,125	749,048
Houlihan Lokey, Inc. (Capital Markets)		8,336	729,317
Kinsale Capital Group, Inc. (Insurance)		2,162	648,924
Marqeta, Inc. Class A (Financial Services)	(a)	55,363	253,009
Moelis & Co. Class A (Capital Markets)		7,763	298,410
Open Lending Corp. Class A (Capital Markets)	(a)	11,268	79,327
RLI Corp. (Insurance)		4,710	626,006
Selectquote, Inc. (Insurance)	(a)	8,673	18,820
Stifel Financial Corp. (Capital Markets)		5,414	319,913
StoneCo Ltd. Class A (Financial Services)	(a)	84,071	802,037
Trupanion, Inc. (Insurance)	(a)	5,319	228,132
			7,471,467
Health Care–22.0%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	238,826

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	7,879	$ 63,741
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	22,888	202,101
Agenus, Inc. (Biotechnology)	(a)	65,236	99,159
Alector, Inc. (Biotechnology)	(a)	11,265	69,730
Alkermes PLC (Biotechnology)	(a)	19,720	555,907
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	5,835
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	25,651
American Well Corp. Class A (Health Care Technology)	(a)	51,120	120,643
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,993	388,072
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	6,660	552,514
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	23,639	886,462
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	9,661	637,240
Applied Molecular Transport, Inc. (Biotechnology)	(a)	2,404	769
Aptinyx, Inc. (Biotechnology)	(a)	23,975	2,992
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	5,941	65,351
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	222,148
Arvinas, Inc. (Pharmaceuticals)	(a)	3,865	105,592
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	26,563	77,033
Athenex, Inc. (Biotechnology)	(a)	587	781
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	330,522
Atrion Corp. (Health Care Equip. & Supplies)		585	367,327
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	81,447
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	6,527	356,113
Beam Therapeutics, Inc. (Biotechnology)	(a)	4,803	147,068
Beyondspring, Inc. (Biotechnology)	(a)	5,417	6,067
Bionano Genomics, Inc. (Life Sciences Tools & Svs.)	(a)	24,308	26,982
Blueprint Medicines Corp. (Biotechnology)	(a)	11,921	536,326
Bridgebio Pharma, Inc. (Biotechnology)	(a)	17,777	294,743
C4 Therapeutics, Inc. (Biotechnology)	(a)	6,485	20,363
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	12,472	247,694
CareDx, Inc. (Biotechnology)	(a)	4,195	38,342
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	125,928
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	73,713
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	202,013
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	15,250	365,847
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	34,077	738,108
Cytokinetics, Inc. (Biotechnology)	(a)	3,206	112,819
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	147,733
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,937	459,348
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	146,943
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	140,044
Ensign Group, Inc. / The (Health Care Providers & Svs.)		11,622	1,110,366
Evolent Health, Inc. Class A (Health Care Technology)	(a)	24,450	793,402
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	201,883
FibroGen, Inc. (Biotechnology)	(a)	7,167	133,736
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	51,187
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,764	138,476
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	7,098	587,359
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	16,403	626,431
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	164,262
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	849	632
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,939	700,939
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	52,385
Heska Corp. (Health Care Equip. & Supplies)	(a)	3,015	294,324
Insmed, Inc. (Biotechnology)	(a)	22,842	389,456
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,369	1,022,652
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,046	299,874
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	6,783	91,096
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	8,120	$ 439,698
Invitae Corp. (Health Care Providers & Svs.)	(a)	17,449	23,556
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	240,122
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	39,694	417,581
IVERIC bio, Inc. (Biotechnology)	(a)	12,544	305,196
Karuna Therapeutics, Inc. (Biotechnology)	(a)	2,831	514,223
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	38,594	150,131
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	192,001
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	35,082
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	9,563	789,521
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,609	70,120
MacroGenics, Inc. (Biotechnology)	(a)	3,552	25,468
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	884	214,158
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,415	642,191
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	7,911	585,018
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,949	190,935
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	6,303
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	132,490
NGM Biopharmaceuticals, Inc. (Pharmaceuticals)	(a)	9,360	38,189
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	4,359	180,070
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	9,174	538,239
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	36,691	1,165,673
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	26,475
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	182,584
PhenomeX, Inc. (Life Sciences Tools & Svs.)	(a)	19,349	22,445
Phreesia, Inc. (Health Care Technology)	(a)	11,187	361,228
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	7,602	476,113
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	8,041	222,012
Progyny, Inc. (Health Care Providers & Svs.)	(a)	15,151	486,650
Prometheus Biosciences, Inc. (Biotechnology)	(a)	2,331	250,163
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,616	659,559
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	7,184	47,917
REGENXBIO, Inc. (Biotechnology)	(a)	10,802	204,266
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	246,243
Relmada Therapeutics, Inc. (Pharmaceuticals)	(a)	5,208	11,770
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	260,772
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	117,043
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	2,755	47,193
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	32,586
Scilex Holding Co. (Pharmaceuticals)	(a)	6,373	52,259
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	11,213
Seres Therapeutics, Inc. (Biotechnology)	(a)	16,907	95,863
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,684	1,232,462
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,376	171,233
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	16,271
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,570	548,051
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	61,072
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	102,674
TG Therapeutics, Inc. (Biotechnology)	(a)	15,198	228,578
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	198,078
Travere Therapeutics, Inc. (Biotechnology)	(a)	13,895	312,499
Twist Bioscience Corp. (Biotechnology)	(a)	18,464	278,437
Vaxcyte, Inc. (Biotechnology)	(a)	5,427	203,404
Veradigm, Inc. (Health Care Technology)	(a)	13,080	170,694

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vericel Corp. (Biotechnology)	(a)	5,321	$ 156,012
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	115,514
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	4,746	23,777
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	22,326
Zynex, Inc. (Health Care Equip. & Supplies)	(a)	4,771	57,252
			30,553,150
Industrials–20.2%
Ameresco, Inc. Class A (Construction & Engineering)	(a)	5,464	268,938
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		13,314	1,892,319
ASGN, Inc. (Professional Svs.)	(a)	4,144	342,585
Astec Industries, Inc. (Machinery)		4,352	179,520
Atkore, Inc. (Electrical Equip.)	(a)	9,433	1,325,148
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	36,804	733,504
Chart Industries, Inc. (Machinery)	(a)	4,433	555,898
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,170	51,269
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,618	236,163
CSG Systems International, Inc. (Professional Svs.)		15,886	853,078
Dycom Industries, Inc. (Construction & Engineering)	(a)	2,423	226,914
EMCOR Group, Inc. (Construction & Engineering)		12,173	1,979,208
Evoqua Water Technologies Corp. (Machinery)	(a)	17,332	861,747
ExlService Holdings, Inc. (Professional Svs.)	(a)	4,216	682,275
Exponent, Inc. (Professional Svs.)		1,955	194,894
Fluor Corp. (Construction & Engineering)	(a)	18,123	560,182
Franklin Covey Co. (Professional Svs.)	(a)	19,851	763,668
Franklin Electric Co., Inc. (Machinery)		20,468	1,926,039
Herc Holdings, Inc. (Trading Companies & Distributors)		4,112	468,357
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	8,884	745,723
Insperity, Inc. (Professional Svs.)		12,702	1,543,928
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	95,570
Kforce, Inc. (Professional Svs.)		18,664	1,180,311
Korn Ferry (Professional Svs.)		11,395	589,577
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	50,962
McGrath RentCorp (Trading Companies & Distributors)		6,361	593,545
Moog, Inc. Class A (Aerospace & Defense)		3,472	349,804
MYR Group, Inc. (Construction & Engineering)	(a)	714	89,971
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	67,115
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		7,764	423,915
Saia, Inc. (Ground Transportation)	(a)	4,237	1,152,803
Shoals Technologies Group, Inc. Class A (Electrical Equip.)	(a)	13,269	302,401
Simpson Manufacturing Co., Inc. (Building Products)		9,586	1,051,009
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	5,413	740,877
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	2,143	81,177
SunPower Corp. (Electrical Equip.)	(a)	32,263	446,520
Terex Corp. (Machinery)		25,018	1,210,371
Tetra Tech, Inc. (Commercial Svs. & Supplies)		3,724	547,093
TTEC Holdings, Inc. (Professional Svs.)		6,055	225,428
UFP Industries, Inc. (Building Products)		14,971	1,189,745
Watts Water Technologies, Inc. Class A (Machinery)		4,055	682,538
Werner Enterprises, Inc. (Ground Transportation)		12,464	566,987
			28,029,076
Information Technology–18.4%
8x8, Inc. (Software)	(a)	13,109	54,665
ACI Worldwide, Inc. (Software)	(a)	22,258	600,521
Alarm.com Holdings, Inc. (Software)	(a)	7,198	361,915
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Altair Engineering, Inc. Class A (Software)	(a)	9,313	$ 671,560
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,999	387,023
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	238,655
Appfolio, Inc. Class A (Software)	(a)	2,156	268,379
Appian Corp. Class A (Software)	(a)	6,661	295,615
Asana, Inc. Class A (Software)	(a)	9,833	207,771
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	3,820	509,015
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,304	113,148
BigCommerce Holdings, Inc. (IT Svs.)	(a)	5,689	50,860
Blackline, Inc. (Software)	(a)	6,296	422,776
Box, Inc. Class A (Software)	(a)	30,486	816,720
Calix, Inc. (Communications Equip.)	(a)	12,639	677,324
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,907	192,207
Domo, Inc. Class B (Software)	(a)	2,462	34,936
Envestnet, Inc. (Software)	(a)	4,458	261,551
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,882	582,693
Everbridge, Inc. (Software)	(a)	5,062	175,500
Extreme Networks, Inc. (Communications Equip.)	(a)	21,653	414,005
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	1,971	234,076
Hackett Group, Inc. / The (IT Svs.)		6,448	119,159
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	412,819
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,306	758,546
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	16,754	1,600,007
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,361	470,441
Model N, Inc. (Software)	(a)	7,846	262,606
Momentive Global, Inc. (Software)	(a)	15,542	144,851
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,185	1,144,897
PagerDuty, Inc. (Software)	(a)	27,988	979,020
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,511	562,495
Perficient, Inc. (IT Svs.)	(a)	6,636	479,053
Power Integrations, Inc. (Semiconductors & Equip.)		14,977	1,267,653
Progress Software Corp. (Software)		8,001	459,658
PROS Holdings, Inc. (Software)	(a)	9,570	262,218
Q2 Holdings, Inc. (Software)	(a)	10,094	248,514
Qualys, Inc. (Software)	(a)	3,401	442,198
Rapid7, Inc. (Software)	(a)	13,590	623,917
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,313	202,060
Semtech Corp. (Semiconductors & Equip.)	(a)	7,238	174,725
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,926	1,212,673
Sprout Social, Inc. Class A (Software)	(a)	10,567	643,319
SPS Commerce, Inc. (Software)	(a)	4,067	619,404
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	5,886	627,153
Synaptics, Inc. (Semiconductors & Equip.)	(a)	5,081	564,753
Tenable Holdings, Inc. (Software)	(a)	19,521	927,443
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	8,538	283,120
Varonis Systems, Inc. (Software)	(a)	30,100	782,901
Workiva, Inc. (Software)	(a)	9,893	1,013,142
Yext, Inc. (Software)	(a)	70,778	680,177
			25,539,837
Materials–3.7%
Avient Corp. (Chemicals)		15,346	631,641
Cabot Corp. (Chemicals)		11,289	865,189
Commercial Metals Co. (Metals & Mining)		6,995	342,055
Constellium SE (Metals & Mining)	(a)	29,879	456,551
H.B. Fuller Co. (Chemicals)		8,356	571,968
Hawkins, Inc. (Chemicals)		2,602	113,916
Ingevity Corp. (Chemicals)	(a)	4,255	304,318
Livent Corp. (Chemicals)	(a)	29,382	638,177
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	410,116
Quaker Chemical Corp. (Chemicals)		1,818	359,873

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		7,765	$ 241,491
Stepan Co. (Chemicals)		1,768	182,157
Venator Materials PLC (Chemicals)	(a)	55,792	22,585
			5,140,037
Real Estate–1.9%
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)		51,306	198,041
Broadstone Net Lease, Inc. (Diversified REITs)		2	34
Corporate Office Properties Trust (Office REITs)		35,452	840,567
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		10,682	342,999
NexPoint Residential Trust, Inc. (Residential REITs)		18,946	827,372
Outfront Media, Inc. (Specialized REITs)		20,772	337,129
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	4,977	45,092
			2,591,234
Utilities–1.6%
Brookfield Infrastructure Corp. Class A (Gas Utilities)		25,525	1,175,682
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)	5,330	$ 160,060
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)	29,695	930,344
		2,266,086
Total Common Stocks (Cost $153,743,158)		$135,250,118

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)		6,185	$ 3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)		2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 97.3% (Cost $153,748,108)	(b)		$135,255,068
Other Assets in Excess of Liabilities – 2.7%	(c)		3,705,204
Net Assets – 100.0%			$138,960,272

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $167,400 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	27	June 16, 2023	$2,407,354	$2,448,225	$40,871	$45,090
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–96.7%		Shares	Value
Communication Services–2.0%
Cable One, Inc. (Media)		821	$ 576,342
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	37,958	864,304
Iridium Communications, Inc. (Diversified Telecom. Svs.)		21,390	1,324,683
John Wiley & Sons, Inc. Class A (Media)		7,288	282,556
New York Times Co. / The Class A (Media)		28,029	1,089,767
Nexstar Media Group, Inc. (Media)		6,420	1,108,477
TEGNA, Inc. (Media)		37,983	642,292
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	17,841	354,322
World Wrestling Entertainment, Inc. Class A (Entertainment)		7,379	673,408
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	8,035	627,132
			7,543,283
Consumer Discretionary–14.7%
Adient PLC (Automobile Components)	(a)	16,239	665,149
Aramark (Hotels, Restaurants & Leisure)		44,351	1,587,766
Autoliv, Inc. (Automobile Components)		13,206	1,232,912
AutoNation, Inc. (Specialty Retail)	(a)	5,823	782,378
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		13,505	865,941
Brunswick Corp. (Leisure Products)		12,344	1,012,208
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	21,402	1,005,894
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		6,497	467,264
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,718	552,902
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5,603	1,440,251
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		6,028	543,967
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,512	1,329,137
Dana, Inc. (Automobile Components)		21,723	326,931
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,488	2,017,580
Dick's Sporting Goods, Inc. (Specialty Retail)		10,188	1,445,575
Five Below, Inc. (Specialty Retail)	(a)	9,451	1,946,622
Foot Locker, Inc. (Specialty Retail)		13,505	536,013
Fox Factory Holding Corp. (Automobile Components)	(a)	7,196	873,379
GameStop Corp. Class A (Specialty Retail)	(a)	43,039	990,758
Gap, Inc. / The (Specialty Retail)		36,042	361,862
Gentex Corp. (Automobile Components)		39,936	1,119,406
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	48,158	530,701
Graham Holdings Co. Class B (Diversified Consumer Svs.)		653	389,084
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,222	594,786
H&R Block, Inc. (Diversified Consumer Svs.)		25,924	913,821
Harley-Davidson, Inc. (Automobiles)		22,648	859,945
Helen of Troy Ltd. (Household Durables)	(a)	4,085	388,769
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	13,516	600,516
KB Home (Household Durables)		13,897	558,381
Kohl's Corp. (Broadline Retail)		18,814	442,882
Lear Corp. (Automobile Components)		10,067	1,404,246
Leggett & Platt, Inc. (Household Durables)		22,575	719,691
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	15,948	957,677
Lithia Motors, Inc. (Specialty Retail)		4,654	1,065,440
Macy's, Inc. (Broadline Retail)		46,162	807,373
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		6,524	879,827
Mattel, Inc. (Leisure Products)	(a)	60,336	1,110,786
Murphy U.S.A., Inc. (Specialty Retail)		3,407	879,176
Nordstrom, Inc. (Broadline Retail)		19,025	309,537
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	9,856	571,057
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		5,473	410,092
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	26,409	783,291
Polaris, Inc. (Leisure Products)		9,275	1,026,093
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
PVH Corp. (Textiles, Apparel & Luxury Goods)		10,789	$ 961,947
RH (Specialty Retail)	(a)	3,181	774,733
Service Corp. International (Diversified Consumer Svs.)		26,185	1,801,004
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	22,849	1,085,784
Taylor Morrison Home Corp. (Household Durables)	(a)	18,446	705,744
Tempur Sealy International, Inc. (Household Durables)		29,010	1,145,605
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		11,392	1,231,020
Thor Industries, Inc. (Automobiles)		9,112	725,680
Toll Brothers, Inc. (Household Durables)		17,506	1,050,885
TopBuild Corp. (Household Durables)	(a)	5,443	1,132,906
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	23,603	510,297
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		13,839	542,489
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	32,320	306,717
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	32,052	273,404
Victoria's Secret & Co. (Specialty Retail)	(a)	13,762	469,972
Visteon Corp. (Automobile Components)	(a)	4,791	751,373
Wendy's Co. / The (Hotels, Restaurants & Leisure)		29,013	631,903
Williams-Sonoma, Inc. (Specialty Retail)		11,333	1,378,773
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,093	934,973
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		15,037	1,020,260
YETI Holdings, Inc. (Leisure Products)	(a)	14,684	587,360
			55,329,895
Consumer Staples–4.2%
BellRing Brands, Inc. (Personal Care Products)	(a)	22,740	773,160
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	22,887	1,741,014
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,605	527,564
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,343	1,373,006
Celsius Holdings, Inc. (Beverages)	(a)	6,878	639,241
Coca-Cola Consolidated, Inc. (Beverages)		784	419,503
Coty, Inc. Class A (Personal Care Products)	(a)	62,416	752,737
Darling Ingredients, Inc. (Food Products)	(a)	27,286	1,593,502
Energizer Holdings, Inc. (Household Products)		11,310	392,457
Flowers Foods, Inc. (Food Products)		32,710	896,581
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	15,072	425,935
Ingredion, Inc. (Food Products)		11,184	1,137,748
Lancaster Colony Corp. (Food Products)		3,380	685,734
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	26,583	1,604,018
Pilgrim's Pride Corp. (Food Products)	(a)	7,636	177,002
Post Holdings, Inc. (Food Products)	(a)	9,128	820,333
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	18,022	631,311
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	34,842	1,287,064
			15,877,910
Energy–3.7%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		57,021	598,150
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	47,010	1,085,461
ChampionX Corp. (Energy Equip. & Svs.)		33,817	917,455
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		7,083	953,372
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	28,964	464,003
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		16,471	813,173

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		73,684	$ 425,894
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		22,896	1,107,709
Matador Resources Co. (Oil, Gas & Consumable Fuels)		19,111	910,639
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		24,878	919,988
NOV, Inc. (Energy Equip. & Svs.)		66,874	1,237,838
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		19,458	843,699
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		15,687	1,006,792
Range Resources Corp. (Oil, Gas & Consumable Fuels)		41,138	1,088,923
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	187,882	939,410
Valaris Ltd. (Energy Equip. & Svs.)	(a)	10,239	666,149
			13,978,655
Financials–14.1%
Affiliated Managers Group, Inc. (Capital Markets)		6,413	913,339
American Financial Group, Inc. (Insurance)		11,894	1,445,121
Annaly Capital Management, Inc. (Mortgage REIT)		79,729	1,523,621
Associated Banc-Corp. (Banks)		25,598	460,252
Bank of Hawaii Corp. (Banks)		6,782	353,207
Bank OZK (Banks)		18,752	641,318
Brighthouse Financial, Inc. (Insurance)	(a)	11,625	512,779
Cadence Bank (Banks)		31,060	644,806
Cathay General Bancorp (Banks)		12,384	427,496
CNO Financial Group, Inc. (Insurance)		19,468	431,995
Columbia Banking System, Inc. (Banks)		35,406	758,396
Commerce Bancshares, Inc. (Banks)		19,365	1,129,948
Cullen / Frost Bankers, Inc. (Banks)		10,957	1,154,210
East West Bancorp, Inc. (Banks)		23,996	1,331,778
Essent Group Ltd. (Financial Services)		18,332	734,197
Euronet Worldwide, Inc. (Financial Services)	(a)	8,021	897,550
Evercore, Inc. Class A (Capital Markets)		6,083	701,857
Federated Hermes, Inc. (Capital Markets)		14,392	577,695
First American Financial Corp. (Insurance)		17,628	981,174
First Financial Bankshares, Inc. (Banks)		22,099	704,958
First Horizon Corp. (Banks)		91,354	1,624,274
FirstCash Holdings, Inc. (Consumer Finance)		6,384	608,842
FNB Corp. (Banks)		61,365	711,834
Fulton Financial Corp. (Banks)		28,533	394,326
Glacier Bancorp, Inc. (Banks)		18,860	792,309
Hancock Whitney Corp. (Banks)		14,589	531,040
Hanover Insurance Group, Inc. / The (Insurance)		6,061	778,838
Home BancShares, Inc. (Banks)		32,209	699,257
Interactive Brokers Group, Inc. Class A (Capital Markets)		17,514	1,445,956
International Bancshares Corp. (Banks)		8,988	384,866
Janus Henderson Group PLC (Capital Markets)		22,563	601,078
Jefferies Financial Group, Inc. (Capital Markets)		30,802	977,655
Kemper Corp. (Insurance)		10,889	595,193
Kinsale Capital Group, Inc. (Insurance)		3,694	1,108,754
MGIC Investment Corp. (Financial Services)		49,955	670,396
Navient Corp. (Consumer Finance)		17,262	276,019
New York Community Bancorp, Inc. (Banks)		115,975	1,048,414
Old National Bancorp (Banks)		49,864	719,039
Old Republic International Corp. (Insurance)		46,960	1,172,591
PacWest Bancorp (Banks)		20,045	195,038
Pinnacle Financial Partners, Inc. (Banks)		13,024	718,404
Primerica, Inc. (Insurance)		6,282	1,082,012
Prosperity Bancshares, Inc. (Banks)		15,545	956,328
Reinsurance Group of America, Inc. (Insurance)		11,351	1,506,959
RenaissanceRe Holdings Ltd. (Insurance)		7,443	1,491,131
RLI Corp. (Insurance)		6,889	915,617
SEI Investments Co. (Capital Markets)		17,359	999,010
Common Stocks (Continued)		Shares	Value
Financials (continued)
Selective Insurance Group, Inc. (Insurance)		10,272	$ 979,230
SLM Corp. (Consumer Finance)		40,980	507,742
SouthState Corp. (Banks)		12,887	918,328
Starwood Property Trust, Inc. (Mortgage REIT)		52,705	932,351
Stifel Financial Corp. (Capital Markets)		17,935	1,059,779
Synovus Financial Corp. (Banks)		24,770	763,659
Texas Capital Bancshares, Inc. (Banks)	(a)	8,211	402,011
UMB Financial Corp. (Banks)		7,404	427,359
United Bankshares, Inc. (Banks)		22,858	804,602
Unum Group (Insurance)		31,836	1,259,432
Valley National Bancorp (Banks)		71,554	661,159
Voya Financial, Inc. (Financial Services)		16,514	1,180,090
Webster Financial Corp. (Banks)		29,624	1,167,778
Western Union Co. / The (Financial Services)		63,591	709,040
WEX, Inc. (Financial Services)	(a)	7,422	1,364,832
Wintrust Financial Corp. (Banks)		10,345	754,668
			53,222,937
Health Care–9.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	15,488	1,119,008
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,532	406,879
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	18,440	468,376
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	11,765	524,954
Bruker Corp. (Life Sciences Tools & Svs.)		17,027	1,342,409
Chemed Corp. (Health Care Providers & Svs.)		2,531	1,361,045
Encompass Health Corp. (Health Care Providers & Svs.)		16,988	919,051
Enovis Corp. (Health Care Equip. & Supplies)	(a)	8,112	433,911
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	27,784	1,135,810
Exelixis, Inc. (Biotechnology)	(a)	55,175	1,070,947
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	13,255	750,763
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,588	710,657
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	23,019	879,096
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,410	846,011
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,430	565,813
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,221	507,564
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	12,370	710,162
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	10,720	1,568,658
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	11,718	967,438
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,112	397,101
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,233	1,519,318
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,289	806,546
Neogen Corp. (Health Care Equip. & Supplies)	(a)	36,800	681,536
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	16,444	1,664,462
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	7,602	446,009
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	28,491	905,159
Patterson Cos., Inc. (Health Care Providers & Svs.)		14,708	393,733
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,466	1,802,009
Perrigo Co. PLC (Pharmaceuticals)		22,922	822,212
Progyny, Inc. (Health Care Providers & Svs.)	(a)	12,809	411,425
QuidelOrtho Corp. (Health Care Equip. & Supplies)	(a)	9,108	811,432
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	23,401	351,015
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	8,791	1,480,053
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	6,153	1,334,155
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	16,811	301,085
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,207	524,838

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	17,520	$ 624,062
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	18,408	1,093,803
United Therapeutics Corp. (Biotechnology)	(a)	7,759	1,737,706
			34,396,211
Industrials–21.1%
Acuity Brands, Inc. (Electrical Equip.)		5,457	997,158
Advanced Drainage Systems, Inc. (Building Products)		10,649	896,752
AECOM (Construction & Engineering)		23,656	1,994,674
AGCO Corp. (Machinery)		10,541	1,425,143
ASGN, Inc. (Professional Svs.)	(a)	8,496	702,364
Avis Budget Group, Inc. (Ground Transportation)	(a)	4,236	825,173
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	11,510	2,588,023
Brink's Co. / The (Commercial Svs. & Supplies)		7,908	528,254
Builders FirstSource, Inc. (Building Products)	(a)	25,056	2,224,472
CACI International, Inc. Class A (Professional Svs.)	(a)	4,002	1,185,713
Carlisle Cos., Inc. (Building Products)		8,804	1,990,320
Chart Industries, Inc. (Machinery)	(a)	7,245	908,523
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	8,562	1,220,599
Concentrix Corp. (Professional Svs.)		7,263	882,818
Crane Holdings Co. (Machinery)		8,125	922,188
Curtiss-Wright Corp. (Aerospace & Defense)		6,522	1,149,568
Donaldson Co., Inc. (Machinery)		20,716	1,353,583
EMCOR Group, Inc. (Construction & Engineering)		8,113	1,319,093
EnerSys (Electrical Equip.)		6,956	604,337
Esab Corp. (Machinery)		8,796	519,580
ExlService Holdings, Inc. (Professional Svs.)	(a)	5,629	910,941
Exponent, Inc. (Professional Svs.)		8,636	860,923
Flowserve Corp. (Machinery)		22,251	756,534
Fluor Corp. (Construction & Engineering)	(a)	24,190	747,713
Fortune Brands Innovations, Inc. (Building Products)		21,834	1,282,311
FTI Consulting, Inc. (Professional Svs.)	(a)	5,860	1,156,471
GATX Corp. (Trading Companies & Distributors)		5,993	659,350
Genpact Ltd. (Professional Svs.)		28,651	1,324,249
Graco, Inc. (Machinery)		28,692	2,094,803
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	20,199	1,019,242
Hertz Global Holdings, Inc. (Ground Transportation)	(a)	27,445	447,079
Hexcel Corp. (Aerospace & Defense)		14,349	979,319
Hubbell, Inc. (Electrical Equip.)		9,126	2,220,447
Insperity, Inc. (Professional Svs.)		6,058	736,350
ITT, Inc. (Machinery)		14,080	1,215,104
JetBlue Airways Corp. (Passenger Airlines)	(a)	55,142	401,434
KBR, Inc. (Professional Svs.)		23,357	1,285,803
Kirby Corp. (Marine Transportation)	(a)	10,197	710,731
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		27,358	1,547,916
Landstar System, Inc. (Ground Transportation)		6,116	1,096,354
Lennox International, Inc. (Building Products)		5,495	1,380,784
Lincoln Electric Holdings, Inc. (Machinery)		9,830	1,662,253
ManpowerGroup, Inc. (Professional Svs.)		8,607	710,336
MasTec, Inc. (Construction & Engineering)	(a)	10,087	952,616
Maximus, Inc. (Professional Svs.)		10,347	814,309
MDU Resources Group, Inc. (Construction & Engineering)		34,619	1,055,187
Mercury Systems, Inc. (Aerospace & Defense)	(a)	9,893	505,730
Middleby Corp. / The (Machinery)	(a)	9,174	1,345,000
MSA Safety, Inc. (Commercial Svs. & Supplies)		6,273	837,446
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,056	676,704
nVent Electric PLC (Electrical Equip.)		28,363	1,217,907
Oshkosh Corp. (Machinery)		11,133	926,043
Owens Corning (Building Products)		15,911	1,524,274
Regal Rexnord Corp. (Electrical Equip.)		11,263	1,585,042
Ryder System, Inc. (Ground Transportation)		8,555	763,448
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Saia, Inc. (Ground Transportation)	(a)	4,505	$ 1,225,720
Science Applications International Corp. (Professional Svs.)		9,300	999,378
Simpson Manufacturing Co., Inc. (Building Products)		7,252	795,109
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	15,694	684,415
SunPower Corp. (Electrical Equip.)	(a)	14,506	200,763
Sunrun, Inc. (Electrical Equip.)	(a)	36,282	731,082
Terex Corp. (Machinery)		11,492	555,983
Tetra Tech, Inc. (Commercial Svs. & Supplies)		9,062	1,331,298
Timken Co. / The (Machinery)		11,270	920,984
Toro Co. / The (Machinery)		17,821	1,980,982
Trex Co., Inc. (Building Products)	(a)	18,683	909,302
UFP Industries, Inc. (Building Products)		10,494	833,958
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	27,779	973,098
Valmont Industries, Inc. (Construction & Engineering)		3,632	1,159,625
Vicor Corp. (Electrical Equip.)	(a)	3,776	177,245
Watsco, Inc. (Trading Companies & Distributors)		5,663	1,801,740
Watts Water Technologies, Inc. Class A (Machinery)		4,650	782,688
Werner Enterprises, Inc. (Ground Transportation)		10,010	455,355
Woodward, Inc. (Aerospace & Defense)		10,169	990,156
XPO, Inc. (Ground Transportation)	(a)	19,579	624,570
			79,781,939
Information Technology–10.0%
ACI Worldwide, Inc. (Software)	(a)	19,132	516,181
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	11,086	532,017
Amkor Technology, Inc. (Semiconductors & Equip.)		17,101	444,968
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,923	1,239,085
Aspen Technology, Inc. (Software)	(a)	4,962	1,135,653
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		15,557	703,176
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,288	632,380
Blackbaud, Inc. (Software)	(a)	7,593	526,195
Calix, Inc. (Communications Equip.)	(a)	9,693	519,448
Ciena Corp. (Communications Equip.)	(a)	25,268	1,327,075
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,408	1,029,047
Cognex Corp. (Electronic Equip., Instr. & Comp.)		29,442	1,458,851
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	23,659	900,935
CommVault Systems, Inc. (Software)	(a)	7,585	430,373
Dynatrace, Inc. (Software)	(a)	36,908	1,561,208
Envestnet, Inc. (Software)	(a)	9,419	552,613
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,474	674,999
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		22,690	2,000,350
Kyndryl Holdings, Inc. (IT Svs.)	(a)	34,860	514,534
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	23,334	2,228,397
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,215	1,129,999
Lumentum Holdings, Inc. (Communications Equip.)	(a)	11,663	629,919
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	8,780	621,975
Manhattan Associates, Inc. (Software)	(a)	10,640	1,647,604
MKS Instruments, Inc. (Semiconductors & Equip.)		9,738	862,981
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		22,229	1,165,022
NCR Corp. (Software)	(a)	23,495	554,247
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,076	966,631
Paylocity Holding Corp. (Software)	(a)	7,026	1,396,628
Power Integrations, Inc. (Semiconductors & Equip.)		9,703	821,262

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Qualys, Inc. (Software)	(a)	5,885	$ 765,168
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,431	950,914
SiTime Corp. (Semiconductors & Equip.)	(a)	2,738	389,426
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	7,944	846,433
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,708	745,594
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		7,144	691,468
Teradata Corp. (Software)	(a)	17,332	698,133
Universal Display Corp. (Semiconductors & Equip.)		7,399	1,147,807
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		22,060	498,997
Vontier Corp. (Electronic Equip., Instr. & Comp.)		26,899	735,419
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	21,182	1,375,771
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		19,097	294,094
			37,862,977
Materials–6.7%
Alcoa Corp. (Metals & Mining)		30,129	1,282,290
AptarGroup, Inc. (Containers & Packaging)		11,114	1,313,564
Ashland, Inc. (Chemicals)		8,500	873,035
Avient Corp. (Chemicals)		14,555	599,084
Axalta Coating Systems Ltd. (Chemicals)	(a)	37,557	1,137,602
Cabot Corp. (Chemicals)		9,589	734,901
Chemours Co. / The (Chemicals)		25,254	756,105
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	87,729	1,608,073
Commercial Metals Co. (Metals & Mining)		19,939	975,017
Eagle Materials, Inc. (Construction Materials)		6,138	900,752
Greif, Inc. Class A (Containers & Packaging)		4,359	276,230
Ingevity Corp. (Chemicals)	(a)	5,981	427,761
Louisiana-Pacific Corp. (Paper & Forest Products)		12,206	661,687
MP Materials Corp. (Metals & Mining)	(a)	15,718	443,090
NewMarket Corp. (Chemicals)		1,140	416,077
Olin Corp. (Chemicals)		20,947	1,162,558
Reliance Steel & Aluminum Co. (Metals & Mining)		9,992	2,565,346
Royal Gold, Inc. (Metals & Mining)		11,176	1,449,639
RPM International, Inc. (Chemicals)		21,977	1,917,273
Scotts Miracle-Gro Co. / The (Chemicals)		6,950	484,693
Sensient Technologies Corp. (Chemicals)		7,157	547,940
Silgan Holdings, Inc. (Containers & Packaging)		14,242	764,368
Sonoco Products Co. (Containers & Packaging)		16,601	1,012,661
United States Steel Corp. (Metals & Mining)		38,579	1,006,912
Valvoline, Inc. (Chemicals)		29,272	1,022,764
Westlake Corp. (Chemicals)		5,863	679,991
Worthington Industries, Inc. (Metals & Mining)		5,162	333,723
			25,353,136
Real Estate–7.4%
Agree Realty Corp. (Retail REITs)		15,078	1,034,502
Apartment Income REIT Corp. (Residential REITs)		25,321	906,745
Brixmor Property Group, Inc. (Retail REITs)		51,059	1,098,790
Corporate Office Properties Trust (Office REITs)		19,140	453,809
Cousins Properties, Inc. (Office REITs)		25,799	551,583
CubeSmart (Specialized REITs)		38,233	1,767,129
Douglas Emmett, Inc. (Office REITs)		29,931	369,049
EastGroup Properties, Inc. (Industrial REITs)		7,419	1,226,509
EPR Properties (Specialized REITs)		12,772	486,613
First Industrial Realty Trust, Inc. (Industrial REITs)		22,495	1,196,734
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Healthcare Realty Trust, Inc. (Health Care REITs)		64,791	$ 1,252,410
Highwoods Properties, Inc. (Office REITs)		17,913	415,402
Independence Realty Trust, Inc. (Residential REITs)		38,111	610,919
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,080	1,175,559
Kilroy Realty Corp. (Office REITs)		17,941	581,288
Kite Realty Group Trust (Retail REITs)		37,301	780,337
Lamar Advertising Co. Class A (Specialized REITs)		14,856	1,483,966
Life Storage, Inc. (Specialized REITs)		14,471	1,897,003
Macerich Co. / The (Retail REITs)		36,646	388,448
Medical Properties Trust, Inc. (Health Care REITs)		101,977	838,251
National Retail Properties, Inc. (Retail REITs)		30,891	1,363,838
National Storage Affiliates Trust (Specialized REITs)		14,388	601,131
Omega Healthcare Investors, Inc. (Health Care REITs)		39,880	1,093,111
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		38,280	473,141
Physicians Realty Trust (Health Care REITs)		38,860	580,180
PotlatchDeltic Corp. (Specialized REITs)		13,752	680,724
Rayonier, Inc. (Specialized REITs)		25,074	833,961
Rexford Industrial Realty, Inc. (Industrial REITs)		32,196	1,920,491
Sabra Health Care REIT, Inc. (Health Care REITs)		39,324	452,226
Spirit Realty Capital, Inc. (Retail REITs)		23,776	947,236
Vornado Realty Trust (Office REITs)		27,434	421,661
			27,882,746
Utilities–3.7%
ALLETE, Inc. (Electric Utilities)		9,732	626,449
Black Hills Corp. (Multi-Utilities)		11,079	699,085
Essential Utilities, Inc. (Water Utilities)		40,635	1,773,718
Hawaiian Electric Industries, Inc. (Electric Utilities)		18,637	715,661
IDACORP, Inc. (Electric Utilities)		8,608	932,505
National Fuel Gas Co. (Gas Utilities)		15,628	902,361
New Jersey Resources Corp. (Gas Utilities)		16,494	877,481
NorthWestern Corp. (Multi-Utilities)		9,836	569,111
OGE Energy Corp. (Electric Utilities)		34,084	1,283,603
ONE Gas, Inc. (Gas Utilities)		9,218	730,342
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)		8,937	757,589
PNM Resources, Inc. (Electric Utilities)		14,612	711,312
Portland General Electric Co. (Electric Utilities)		15,199	743,079
Southwest Gas Holdings, Inc. (Gas Utilities)		11,065	691,009
Spire, Inc. (Gas Utilities)		8,946	627,472
UGI Corp. (Gas Utilities)		35,676	1,240,098
			13,880,875
Total Common Stocks (Cost $320,015,663)			$365,110,564

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	06/29/2023	$100,000	$ 98,881
Total U.S. Treasury Obligations (Cost $98,872)					$98,881
Total Investments – 96.7% (Cost $320,114,535)				(c)	$365,209,445
Other Assets in Excess of Liabilities – 3.3%				(b)	12,537,473
Net Assets – 100.0%				$377,746,918

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $31,719 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	9	June 16, 2023	$2,219,347	$2,276,730	$57,383	$40,050
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–99.4%		Shares	Value
Communication Services–6.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	69,367	$ 7,195,439
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	97,714	10,162,256
Fox Corp. Class A (Media)		79,899	2,720,561
Match Group, Inc. (Interactive Media & Svs.)	(a)	31,988	1,228,019
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	10,972	2,325,406
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	25,021	682,322
ROBLOX Corp. Class A (Entertainment)	(a)	12,829	577,048
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	116,009	1,300,461
Spotify Technology SA (Entertainment)	(a)	4,924	657,945
			26,849,457
Consumer Discretionary–14.9%
Amazon.com, Inc. (Broadline Retail)	(a)	190,480	19,674,679
Best Buy Co., Inc. (Specialty Retail)		6,845	535,758
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	14,990	731,662
Coupang, Inc. (Broadline Retail)	(a)	52,198	835,168
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		15,175	2,354,553
eBay, Inc. (Broadline Retail)		88,727	3,936,817
Home Depot, Inc. / The (Specialty Retail)		15,953	4,708,049
Lowe's Cos., Inc. (Specialty Retail)		25,358	5,070,839
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	12,046	4,387,033
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,234	703,013
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		11,525	1,413,426
Starbucks Corp. (Hotels, Restaurants & Leisure)		10,639	1,107,839
Tesla, Inc. (Automobiles)	(a)	49,306	10,229,023
TJX Cos., Inc. / The (Specialty Retail)		47,656	3,734,324
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		34,568	1,355,066
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4,144	547,340
			61,324,589
Consumer Staples–6.1%
Archer-Daniels-Midland Co. (Food Products)		59,034	4,702,648
Colgate-Palmolive Co. (Household Products)		48,911	3,675,662
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		5,314	2,640,367
PepsiCo, Inc. (Beverages)		54,130	9,867,899
Procter & Gamble Co. / The (Household Products)		11,068	1,645,701
Walmart, Inc. (Consumer Staples Distribution & Retail)		18,726	2,761,149
			25,293,426
Energy–0.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,511	1,551,815
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		10,047	1,151,688
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		7,252	529,033
			3,232,536
Financials–6.4%
American Express Co. (Consumer Finance)		24,380	4,021,481
Aon PLC Class A (Insurance)		2,274	716,969
CBOE Global Markets, Inc. (Capital Markets)		5,508	739,394
LPL Financial Holdings, Inc. (Capital Markets)		4,803	972,127
Marsh & McLennan Cos., Inc. (Insurance)		18,471	3,076,345
Mastercard, Inc. Class A (Financial Services)		21,004	7,633,064
MetLife, Inc. (Insurance)		12,011	695,917
Common Stocks (Continued)		Shares	Value
Financials (continued)
PayPal Holdings, Inc. (Financial Services)	(a)	41,625	$ 3,161,003
Visa, Inc. (Financial Services)		23,719	5,347,686
			26,363,986
Health Care–12.1%
AbbVie, Inc. (Biotechnology)		13,177	2,100,019
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		34,167	4,726,663
Amgen, Inc. (Biotechnology)		10,813	2,614,043
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3,165	783,464
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	49,743	2,488,642
Bristol-Myers Squibb Co. (Pharmaceuticals)		10,953	759,153
Cigna Group / The (Health Care Providers & Svs.)		10,257	2,620,971
CVS Health Corp. (Health Care Providers & Svs.)		36,482	2,710,977
Danaher Corp. (Life Sciences Tools & Svs.)		11,223	2,828,645
Elevance Health, Inc. (Health Care Providers & Svs.)		3,867	1,778,085
Eli Lilly & Co. (Pharmaceuticals)		13,397	4,600,798
Horizon Therapeutics PLC (Biotechnology)	(a)	4,349	474,650
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,397	698,612
Incyte Corp. (Biotechnology)	(a)	10,409	752,258
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	528	807,951
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	13,619	1,378,515
ResMed, Inc. (Health Care Equip. & Supplies)		3,489	764,056
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		6,062	3,493,955
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	30,308	1,215,351
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		19,521	9,225,429
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	8,951	1,645,104
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	4,355	1,372,130
			49,839,471
Industrials–7.9%
AECOM (Construction & Engineering)		24,341	2,052,433
Allegion PLC (Building Products)		24,248	2,587,989
American Airlines Group, Inc. (Passenger Airlines)	(a)	49,638	732,161
Automatic Data Processing, Inc. (Professional Svs.)		4,623	1,029,219
Caterpillar, Inc. (Machinery)		2,241	512,830
Cintas Corp. (Commercial Svs. & Supplies)		4,422	2,045,971
Deere & Co. (Machinery)		12,291	5,074,708
Herc Holdings, Inc. (Trading Companies & Distributors)		7,141	813,360
Honeywell International, Inc. (Industrial Conglomerates)		7,127	1,362,112
Illinois Tool Works, Inc. (Machinery)		17,543	4,270,843
Lockheed Martin Corp. (Aerospace & Defense)		8,062	3,811,149
Otis Worldwide Corp. (Machinery)		11,738	990,687
Trane Technologies PLC (Building Products)		5,762	1,060,093
Uber Technologies, Inc. (Ground Transportation)	(a)	41,510	1,315,867
W.W. Grainger, Inc. (Trading Companies & Distributors)		3,572	2,460,429
Xylem, Inc. (Machinery)		21,031	2,201,946
			32,321,797
Information Technology–41.6%
Accenture PLC Class A (IT Svs.)		14,445	4,128,525
Adobe, Inc. (Software)	(a)	17,725	6,830,683

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	23,216	$ 2,275,400
Analog Devices, Inc. (Semiconductors & Equip.)		26,660	5,257,885
Apple, Inc. (Tech. Hardware, Storage & Periph.)		266,211	43,898,194
Applied Materials, Inc. (Semiconductors & Equip.)		5,406	664,019
Autodesk, Inc. (Software)	(a)	2,904	604,497
Cadence Design Systems, Inc. (Software)	(a)	7,092	1,489,958
Cognizant Technology Solutions Corp. Class A (IT Svs.)		63	3,839
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,634	773,323
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		53,957	2,169,611
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	2,422	509,298
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	117,751	2,709,451
Fortinet, Inc. (Software)	(a)	18,680	1,241,473
Gartner, Inc. (IT Svs.)	(a)	6,284	2,047,139
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		124,248	1,979,271
HP, Inc. (Tech. Hardware, Storage & Periph.)		51,492	1,511,290
Intuit, Inc. (Software)		13,329	5,942,468
Juniper Networks, Inc. (Communications Equip.)		25,884	890,927
KLA Corp. (Semiconductors & Equip.)		4,791	1,912,423
Lam Research Corp. (Semiconductors & Equip.)		2,811	1,490,167
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	12,175	1,162,713
Manhattan Associates, Inc. (Software)	(a)	4,814	745,448
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	15,529	546,776
Microsoft Corp. (Software)		138,425	39,907,928
NVIDIA Corp. (Semiconductors & Equip.)		67,768	18,823,917
Paycom Software, Inc. (Software)	(a)	3,755	1,141,558
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Paylocity Holding Corp. (Software)	(a)	3,945	$ 784,187
QUALCOMM, Inc. (Semiconductors & Equip.)		18,224	2,325,018
RingCentral, Inc. Class A (Software)	(a)	26,931	825,974
Salesforce, Inc. (Software)	(a)	12,987	2,594,543
ServiceNow, Inc. (Software)	(a)	13,900	6,459,608
Splunk, Inc. (Software)	(a)	1,050	100,674
Synopsys, Inc. (Software)	(a)	4,464	1,724,220
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		10,536	1,381,796
Tenable Holdings, Inc. (Software)	(a)	11,124	528,501
Teradata Corp. (Software)	(a)	27,882	1,123,087
VeriSign, Inc. (IT Svs.)	(a)	3,851	813,832
Workday, Inc. Class A (Software)	(a)	10,073	2,080,477
			171,400,098
Materials–1.4%
Ecolab, Inc. (Chemicals)		30,905	5,115,705
FMC Corp. (Chemicals)		1,607	196,263
Sherwin-Williams Co. / The (Chemicals)		2,868	644,640
			5,956,608
Real Estate–1.7%
Equity Residential (Residential REITs)		12,781	766,860
Prologis, Inc. (Industrial REITs)		9,445	1,178,453
SBA Communications Corp. (Specialized REITs)		14,011	3,657,852
Simon Property Group, Inc. (Retail REITs)		11,089	1,241,635
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	80	3,496
			6,848,296
Total Common Stocks (Cost $373,160,390)			$409,430,264
Total Investments – 99.4% (Cost $373,160,390)	(b)		$409,430,264
Other Assets in Excess of Liabilities – 0.6%	(c)		2,408,959
Net Assets – 100.0%			$411,839,223

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $319,200 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	19	June 16, 2023	$4,905,482	$5,054,665	$149,183	$76,586
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–50.9%		Shares	Value
Communication Services–3.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	2,595	$ 269,179
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	188,909	19,646,536
AT&T, Inc. (Diversified Telecom. Svs.)		73,516	1,415,183
Charter Communications, Inc. Class A (Media)	(a)	1,478	528,548
Comcast Corp. Class A (Media)		65,454	2,481,361
Electronic Arts, Inc. (Entertainment)		23,965	2,886,584
Match Group, Inc. (Interactive Media & Svs.)	(a)	10,737	412,194
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	22,834	4,839,438
Paramount Global Class B (Media)		28,585	637,731
Spotify Technology SA (Entertainment)	(a)	5,585	746,268
Verizon Communications, Inc. (Diversified Telecom. Svs.)		85,910	3,341,040
			37,204,062
Consumer Discretionary–4.0%
Advance Auto Parts, Inc. (Specialty Retail)		2,844	345,859
Amazon.com, Inc. (Broadline Retail)	(a)	93,973	9,706,471
AutoZone, Inc. (Specialty Retail)	(a)	2,012	4,945,798
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	537	1,424,344
BorgWarner, Inc. (Automobile Components)		10,564	518,798
CarMax, Inc. (Specialty Retail)	(a)	6,924	445,075
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,643	2,806,720
Compass Group PLC – ADR (Hotels, Restaurants & Leisure)		53,987	1,362,092
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,166	384,628
Etsy, Inc. (Broadline Retail)	(a)	14,740	1,641,004
Ferrari N.V. (Automobiles)		4,666	1,264,206
General Motors Co. (Automobiles)		20,575	754,691
Hasbro, Inc. (Leisure Products)		6,812	365,736
Home Depot, Inc. / The (Specialty Retail)		23,046	6,801,336
Lennar Corp. Class A (Household Durables)		5,723	601,545
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		40,994	5,027,504
NVR, Inc. (Household Durables)	(a)	89	495,925
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,902	2,463,740
PulteGroup, Inc. (Household Durables)		9,074	528,833
Tractor Supply Co. (Specialty Retail)		13,246	3,113,340
V.F. Corp. (Textiles, Apparel & Luxury Goods)		15,466	354,326
			45,351,971
Consumer Staples–4.0%
Altria Group, Inc. (Tobacco)		30,469	1,359,527
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	12,958	985,715
Church & Dwight Co., Inc. (Household Products)		11,374	1,005,575
Clorox Co. / The (Household Products)		6,242	987,734
Coca-Cola Co. / The (Beverages)		45,598	2,828,444
Colgate-Palmolive Co. (Household Products)		13,856	1,041,278
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		18,137	9,011,731
Dollar General Corp. (Consumer Staples Distribution & Retail)		12,366	2,602,548
General Mills, Inc. (Food Products)		20,189	1,725,352
Keurig Dr Pepper, Inc. (Beverages)		44,146	1,557,471
Kimberly-Clark Corp. (Household Products)		7,478	1,003,697
Koninklijke Ahold Delhaize N.V. – ADR (Consumer Staples Distribution & Retail)		68,290	2,331,147
Kroger Co. / The (Consumer Staples Distribution & Retail)		22,991	1,135,066
Molson Coors Beverage Co. Class B (Beverages)		17,159	886,777
Monster Beverage Corp. (Beverages)	(a)	144,844	7,823,025
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	14,908	899,549
Philip Morris International, Inc. (Tobacco)		27,735	2,697,229
Procter & Gamble Co. / The (Household Products)		6,512	968,269
Sysco Corp. (Consumer Staples Distribution & Retail)		12,025	928,691
Tyson Foods, Inc. Class A (Food Products)		15,177	900,300
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		26,981	933,003
Walmart, Inc. (Consumer Staples Distribution & Retail)		10,363	1,528,024
			45,140,152
Energy–1.7%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	22,248	513,706
APA Corp. (Oil, Gas & Consumable Fuels)		16,253	586,083
Baker Hughes Co. (Energy Equip. & Svs.)		28,727	829,061
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		7,779	591,515
Chevron Corp. (Oil, Gas & Consumable Fuels)		8,362	1,364,344
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		31,520	773,501

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,712	$ 693,964
EQT Corp. (Oil, Gas & Consumable Fuels)		21,915	699,308
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		22,627	2,481,277
Halliburton Co. (Energy Equip. & Svs.)		21,025	665,231
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		28,590	685,017
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		8,886	1,198,099
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		12,912	806,096
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		13,827	498,878
Phillips 66 (Oil, Gas & Consumable Fuels)		9,583	971,525
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		3,922	801,029
Schlumberger Ltd. / N.V. (Energy Equip. & Svs.)		22,093	1,084,766
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		53,633	3,086,043
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,841	1,094,604
			19,424,047
Financials–7.3%
American International Group, Inc. (Insurance)		19,446	979,301
Annaly Capital Management, Inc. (Mortgage REIT)		46,052	880,054
Bank of New York Mellon Corp. / The (Capital Markets)		24,937	1,133,137
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	8,407	2,595,829
Capital One Financial Corp. (Consumer Finance)		12,358	1,188,345
CBOE Global Markets, Inc. (Capital Markets)		8,134	1,091,908
Citigroup, Inc. (Banks)		33,446	1,568,283
CME Group, Inc. (Capital Markets)		7,866	1,506,496
East West Bancorp, Inc. (Banks)		14,674	814,407
Everest Re Group Ltd. (Insurance)		9,147	3,274,809
Fidelity National Financial, Inc. (Insurance)		25,790	900,845
Fidelity National Information Services, Inc. (Financial Services)		35,701	1,939,635
Fifth Third Bancorp (Banks)		32,243	858,954
First Hawaiian, Inc. (Banks)		14,689	303,034
Global Payments, Inc. (Financial Services)		7,900	831,396
Goldman Sachs Group, Inc. / The (Capital Markets)		4,915	1,607,746
Hartford Financial Services Group, Inc. / The (Insurance)		14,109	983,256
Houlihan Lokey, Inc. (Capital Markets)		17,094	1,495,554
Intercontinental Exchange, Inc. (Capital Markets)		31,230	3,256,977
JPMorgan Chase & Co. (Banks)		34,123	4,446,568
KeyCorp (Banks)		58,261	729,428
Loews Corp. (Insurance)		16,834	976,709
LPL Financial Holdings, Inc. (Capital Markets)		4,362	882,869
Markel Corp. (Insurance)	(a)	764	975,941
MarketAxess Holdings, Inc. (Capital Markets)		3,323	1,300,257
Marsh & McLennan Cos., Inc. (Insurance)		14,634	2,437,293
Mastercard, Inc. Class A (Financial Services)		5,106	1,855,571
MSCI, Inc. (Capital Markets)		7,266	4,066,708
Nasdaq, Inc. (Capital Markets)		25,106	1,372,545
Northern Trust Corp. (Capital Markets)		11,626	1,024,599
PayPal Holdings, Inc. (Financial Services)	(a)	22,111	1,679,109
Progressive Corp. / The (Insurance)		10,952	1,566,793
S&P Global, Inc. (Capital Markets)		10,018	3,453,906
Selective Insurance Group, Inc. (Insurance)		10,625	1,012,881
State Street Corp. (Capital Markets)		14,186	1,073,738
Synchrony Financial (Consumer Finance)		30,582	889,325
T. Rowe Price Group, Inc. (Capital Markets)		9,805	1,106,984
Truist Financial Corp. (Banks)		30,235	1,031,013
U.S. Bancorp (Banks)		30,044	1,083,086
Unum Group (Insurance)		23,367	924,399
Visa, Inc. (Financial Services)		74,187	16,726,201
W.R. Berkley Corp. (Insurance)		13,865	863,235
Wells Fargo & Co. (Banks)		48,299	1,805,417
Willis Towers Watson PLC (Insurance)		10,984	2,552,462
			83,047,003
Health Care–10.5%
Abbott Laboratories (Health Care Equip. & Supplies)		18,591	1,882,525
AbbVie, Inc. (Biotechnology)		26,068	4,154,457
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	7,234	2,417,169
AmerisourceBergen Corp. (Health Care Providers & Svs.)		11,116	1,779,783
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	41,590	879,213
Bristol-Myers Squibb Co. (Pharmaceuticals)		12,501	866,444
Cardinal Health, Inc. (Health Care Providers & Svs.)		12,784	965,192

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Catalent, Inc. (Pharmaceuticals)	(a)	19,700	$ 1,294,487
Centene Corp. (Health Care Providers & Svs.)	(a)	44,828	2,833,578
Cigna Group / The (Health Care Providers & Svs.)		4,411	1,127,143
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,886	1,077,517
CVS Health Corp. (Health Care Providers & Svs.)		28,473	2,115,829
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	77,985	6,451,699
Eli Lilly & Co. (Pharmaceuticals)		15,631	5,367,998
Genmab A/S – ADR (Biotechnology)	(a)	23,840	900,198
Gilead Sciences, Inc. (Biotechnology)		27,358	2,269,893
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	11,488	936,732
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	12,974	1,047,002
Humana, Inc. (Health Care Providers & Svs.)		2,116	1,027,233
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	14,181	7,091,634
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,890	904,619
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	24,351	6,220,950
Johnson & Johnson (Pharmaceuticals)		15,517	2,405,135
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		4,194	962,187
McKesson Corp. (Health Care Providers & Svs.)		9,568	3,406,686
Medtronic PLC (Health Care Equip. & Supplies)		20,160	1,625,299
Merck & Co., Inc. (Pharmaceuticals)		43,322	4,609,028
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	2,311	3,536,315
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	2,746	734,528
Pfizer, Inc. (Pharmaceuticals)		8,227	335,662
ResMed, Inc. (Health Care Equip. & Supplies)		4,391	961,585
Royalty Pharma PLC Class A (Pharmaceuticals)		23,906	861,333
Teleflex, Inc. (Health Care Equip. & Supplies)		3,702	937,754
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,504	866,860
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		36,384	17,194,715
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		6,411	814,838
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	26,208	4,816,768
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	32,440	10,220,871
Viatris, Inc. (Pharmaceuticals)		84,129	809,321
Waters Corp. (Life Sciences Tools & Svs.)	(a)	4,803	1,487,153
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		3,755	1,300,995
Zoetis, Inc. (Pharmaceuticals)		48,221	8,025,903
			119,524,231
Industrials–4.0%
3M Co. (Industrial Conglomerates)		10,756	1,130,563
AECOM (Construction & Engineering)		15,934	1,343,555
AGCO Corp. (Machinery)		6,371	861,359
AMETEK, Inc. (Electrical Equip.)		15,688	2,279,937
Automatic Data Processing, Inc. (Professional Svs.)		8,933	1,988,754
Booz Allen Hamilton Holding Corp. (Professional Svs.)		8,466	784,714
Builders FirstSource, Inc. (Building Products)	(a)	13,788	1,224,099
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		9,717	965,578
Carrier Global Corp. (Building Products)		25,917	1,185,703
Copart, Inc. (Commercial Svs. & Supplies)	(a)	70,069	5,269,890
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,856	975,223
Experian PLC – ADR (Professional Svs.)		35,420	1,167,443
FedEx Corp. (Air Freight & Logistics)		6,460	1,476,045
General Dynamics Corp. (Aerospace & Defense)		5,037	1,149,494
Genpact Ltd. (Professional Svs.)		63,751	2,946,571
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3,827	792,266
IDEX Corp. (Machinery)		9,755	2,253,698
J.B. Hunt Transport Services, Inc. (Ground Transportation)		4,991	875,721
Jacobs Solutions, Inc. (Professional Svs.)		7,793	915,755
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		17,142	969,894
L3Harris Technologies, Inc. (Aerospace & Defense)		5,305	1,041,053
Lockheed Martin Corp. (Aerospace & Defense)		8,088	3,823,440
Masco Corp. (Building Products)		19,275	958,353
Old Dominion Freight Line, Inc. (Ground Transportation)		3,157	1,076,032
Owens Corning (Building Products)		10,429	999,098
Paychex, Inc. (Professional Svs.)		17,399	1,993,751
RELX PLC – ADR (Professional Svs.)		32,064	1,040,156
Robert Half International, Inc. (Professional Svs.)		11,534	929,294
Stanley Black & Decker, Inc. (Machinery)		12,062	971,956
Textron, Inc. (Aerospace & Defense)		13,159	929,420

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Trex Co., Inc. (Building Products)	(a)	17,519	$ 852,650
Watsco, Inc. (Trading Companies & Distributors)		3,473	1,104,970
			46,276,435
Information Technology–13.2%
Adobe, Inc. (Software)	(a)	19,680	7,584,082
Amdocs Ltd. (IT Svs.)		23,345	2,241,820
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		26,453	2,161,739
Apple, Inc. (Tech. Hardware, Storage & Periph.)		50,089	8,259,676
Arista Networks, Inc. (Communications Equip.)	(a)	35,900	6,026,174
ASML Holding N.V. (Semiconductors & Equip.)		3,364	2,289,908
Autodesk, Inc. (Software)	(a)	10,196	2,122,399
Broadcom, Inc. (Semiconductors & Equip.)		8,226	5,277,308
Cadence Design Systems, Inc. (Software)	(a)	10,220	2,147,120
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,953	1,160,180
Cognex Corp. (Electronic Equip., Instr. & Comp.)		18,588	921,035
Cognizant Technology Solutions Corp. Class A (IT Svs.)		14,049	856,006
Entegris, Inc. (Semiconductors & Equip.)		16,145	1,324,052
EPAM Systems, Inc. (IT Svs.)	(a)	14,219	4,251,481
Fortinet, Inc. (Software)	(a)	129,091	8,579,388
Gen Digital, Inc. (Software)		132,641	2,276,120
HP, Inc. (Tech. Hardware, Storage & Periph.)		27,182	797,792
Intel Corp. (Semiconductors & Equip.)		51,202	1,672,769
Intuit, Inc. (Software)		3,250	1,448,948
KLA Corp. (Semiconductors & Equip.)		2,149	857,816
Manhattan Associates, Inc. (Software)	(a)	8,844	1,369,493
Micron Technology, Inc. (Semiconductors & Equip.)		18,612	1,123,048
Microsoft Corp. (Software)		133,429	38,467,581
Motorola Solutions, Inc. (Communications Equip.)		10,138	2,900,786
Nice Ltd. – ADR (Software)	(a)	4,236	969,578
NVIDIA Corp. (Semiconductors & Equip.)		25,288	7,024,248
Oracle Corp. (Software)		40,740	3,785,561
Paycom Software, Inc. (Software)	(a)	5,141	1,562,915
PTC, Inc. (Software)	(a)	12,314	1,579,024
Qorvo, Inc. (Semiconductors & Equip.)	(a)	7,312	742,680
QUALCOMM, Inc. (Semiconductors & Equip.)		43,826	5,591,321
Roper Technologies, Inc. (Software)		10,562	4,654,568
Salesforce, Inc. (Software)	(a)	10,283	2,054,338
ServiceNow, Inc. (Software)	(a)	10,045	4,668,112
Skyworks Solutions, Inc. (Semiconductors & Equip.)		7,692	907,502
Synopsys, Inc. (Software)	(a)	5,607	2,165,704
Texas Instruments, Inc. (Semiconductors & Equip.)		4,132	768,593
Tyler Technologies, Inc. (Software)	(a)	6,345	2,250,191
VeriSign, Inc. (IT Svs.)	(a)	14,597	3,084,784
VMware, Inc. Class A (Software)	(a)	11,774	1,469,984
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	2,936	933,648
Zoom Video Communications, Inc. Class A (Software)	(a)	10,017	739,655
			151,069,127
Materials–1.1%
Celanese Corp. (Chemicals)		8,323	906,291
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	51,596	945,755
Corteva, Inc. (Chemicals)		18,151	1,094,687
Dow, Inc. (Chemicals)		20,266	1,110,982
Eastman Chemical Co. (Chemicals)		10,335	871,654
International Paper Co. (Containers & Packaging)		24,821	895,045
LyondellBasell Industries N.V. Class A (Chemicals)		24,400	2,290,916
Mosaic Co. / The (Chemicals)		19,817	909,204
Packaging Corp. of America (Containers & Packaging)		6,685	928,079
Sherwin-Williams Co. / The (Chemicals)		8,612	1,935,719
Westrock Co. (Containers & Packaging)		23,775	724,424
			12,612,756
Real Estate–0.3%
AvalonBay Communities, Inc. (Residential REITs)		3,797	638,124
Boston Properties, Inc. (Office REITs)		7,841	424,355
Camden Property Trust (Residential REITs)		4,759	498,933
Digital Realty Trust, Inc. (Specialized REITs)		6,548	643,734
Public Storage (Specialized REITs)		2,148	648,997

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
SBA Communications Corp. (Specialized REITs)	2,259	$ 589,757
Weyerhaeuser Co. (Specialized REITs)	19,841	597,809
		4,041,709
Utilities–1.5%
American Electric Power Co., Inc. (Electric Utilities)	31,734	2,887,477
CenterPoint Energy, Inc. (Multi-Utilities)	45,847	1,350,653
Consolidated Edison, Inc. (Multi-Utilities)	10,912	1,043,951
Constellation Energy Corp. (Electric Utilities)	11,605	910,992
Dominion Energy, Inc. (Multi-Utilities)	18,921	1,057,873
DTE Energy Co. (Multi-Utilities)	8,188	896,913
Essential Utilities, Inc. (Water Utilities)	18,464	805,954
Evergy, Inc. (Electric Utilities)	14,330	875,850
FirstEnergy Corp. (Electric Utilities)	22,962	919,858
NextEra Energy, Inc. (Electric Utilities)	7,634	588,429
NiSource, Inc. (Multi-Utilities)	32,163	899,277
OGE Energy Corp. (Electric Utilities)	21,958	826,938
Pinnacle West Capital Corp. (Electric Utilities)	11,364	900,483
UGI Corp. (Gas Utilities)	23,156	804,903
Xcel Energy, Inc. (Electric Utilities)	27,509	1,855,207
		16,624,758
Total Common Stocks (Cost $541,097,281)		$580,316,251

Corporate Bonds–16.9%		Rate	Maturity	Face Amount	Value
Communication Services–0.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	09/15/2059	$ 33,000	$ 23,582
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	59,000	49,855
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.750%	02/01/2032	102,000	85,665
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	209,000	168,255
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	500,768
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	58,739
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	62,135
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	29,187
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	1,021,000	814,651
DISH DBS Corp. (Media)	(b)	5.750%	12/01/2028	158,000	117,908
Entegris Escrow Corp. (Media)	(b)	4.750%	04/15/2029	209,000	197,589
Fox Corp. (Media)		5.576%	01/25/2049	1,068,000	1,020,494
Globo Comunicacao e Participacoes SA (Media)		4.875%	01/22/2030	794,000	632,222
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	223,633
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	325,763
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	3.240%	06/03/2050	201,000	131,822
Time Warner Cable LLC (Media)		7.300%	07/01/2038	811,000	841,528
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	65,338
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	1,458,000	1,328,104
Warnermedia Holdings, Inc. (Media)	(b)	4.279%	03/15/2032	1,122,000	1,001,718
					7,678,956
Consumer Discretionary–1.9%
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,335,000	1,216,085
Advance Auto Parts, Inc. (Specialty Retail)		3.500%	03/15/2032	3,000	2,553
Alibaba Group Holding Ltd. (Broadline Retail)		2.125%	02/09/2031	200,000	165,488
Amazon.com, Inc. (Broadline Retail)		4.550%	12/01/2027	1,021,000	1,036,419
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	284,156
AutoZone, Inc. (Specialty Retail)		1.650%	01/15/2031	1,010,000	804,212
Bath & Body Works, Inc. (Specialty Retail)	(b)	6.625%	10/01/2030	995,000	970,006
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,301,172
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	235,000	239,112
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	4.000%	08/01/2028	237,000	204,017
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	955,663
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, at which point, the rate becomes H15T1Y + 140) (Household Durables)	(b)(c)	5.564%	02/28/2029	1,027,000	1,033,888
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,257,000	1,231,937
Ford Motor Co. (Automobiles)		6.100%	08/19/2032	441,000	427,354
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	80,492
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	90,224

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
General Motors Co. (Automobiles)		6.800%	10/01/2027	$ 107,000	$ 113,158
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	265,047
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		3.250%	01/15/2032	2,123,000	1,722,517
Jaguar Land Rover Automotive PLC (Automobiles)	(b)	5.500%	07/15/2029	1,227,000	963,195
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	1,829,000	1,650,991
Lowe's Cos., Inc. (Specialty Retail)		5.800%	09/15/2062	640,000	644,347
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	1,264,000	1,272,541
Mattel, Inc. (Leisure Products)	(b)	3.375%	04/01/2026	128,000	120,491
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	263,441
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,543,280
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	90,000	72,039
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	998,595
Nissan Motor Co. Ltd. (Automobiles)	(b)	4.345%	09/17/2027	430,000	405,685
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	5,792
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	46,563
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	221,157
Prosus N.V. (Broadline Retail)	(b)	3.257%	01/19/2027	629,000	571,117
Prosus N.V. (Broadline Retail)	(b)	3.680%	01/21/2030	216,000	183,408
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	277,699
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	8.250%	01/15/2029	416,000	434,680
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	08/26/2028	292,000	248,352
					22,066,873
Consumer Staples–1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	3.500%	03/15/2029	156,000	135,735
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	4.875%	02/15/2030	971,000	906,317
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	2.950%	01/25/2030	77,000	67,367
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	105,156
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,719,751
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	176,616
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,460,000	1,251,729
B.A.T. Capital Corp. (Tobacco)		7.750%	10/19/2032	189,000	209,349
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	110,973
Cargill, Inc. (Food Products)	(b)	1.375%	07/23/2023	77,000	76,069
Cargill, Inc. (Food Products)	(b)	2.125%	04/23/2030	1,301,000	1,111,904
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,352,554
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	174,967
Estee Lauder Cos., Inc. / The (Personal Care Products)		2.600%	04/15/2030	412,000	369,066
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	142,324
MARB BondCo PLC (Food Products)		3.950%	01/29/2031	1,483,000	1,127,615
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	108,724
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	25,782
Mondelez International Holdings Netherlands BV (Food Products)	(b)	2.250%	09/19/2024	249,000	239,475
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	16,871
Natura Cosmeticos SA (Personal Care Products)		4.125%	05/03/2028	563,000	458,410
Natura Cosmeticos SA (Personal Care Products)	(b)	4.125%	05/03/2028	230,000	187,272
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	1,412,000	1,362,540
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	54,821
Philip Morris International, Inc. (Tobacco)		5.000%	11/17/2025	602,000	606,579
Philip Morris International, Inc. (Tobacco)		4.875%	02/13/2026	496,000	499,633
Philip Morris International, Inc. (Tobacco)		5.625%	11/17/2029	109,000	113,890
Pilgrim's Pride Corp. (Food Products)	(b)	5.875%	09/30/2027	347,000	344,918
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	882,030
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	63,769
Sysco Corp. (Consumer Staples Distribution & Retail)		2.400%	02/15/2030	72,000	62,892
Sysco Corp. (Consumer Staples Distribution & Retail)		5.950%	04/01/2030	1,279,000	1,356,227
					15,421,325
Energy–1.8%
Apache Corp. (Oil, Gas & Consumable Fuels)		4.250%	01/15/2030	1,000,000	912,500
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	2,874,000	1,992,807
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		5.850%	02/01/2035	860,000	858,744
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	512,695
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2031	1,582,000	1,520,276
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	2.875%	04/01/2032	218,000	169,276
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	1,733,000	1,655,111
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	186,770
EQT Corp. (Oil, Gas & Consumable Fuels)		7.000%	02/01/2030	1,013,000	1,060,287

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
GNL Quintero SA (Oil, Gas & Consumable Fuels)		4.634%	07/31/2029	$ 686,790	$ 657,835
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,762,881
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	1,449,000	1,423,815
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		6.800%	03/15/2032	1,193,000	1,257,223
Oleoducto Central SA (Oil, Gas & Consumable Fuels)	(b)	4.000%	07/14/2027	410,000	350,640
Oleoducto Central SA (Oil, Gas & Consumable Fuels)		4.000%	07/14/2027	356,000	304,459
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	975,000	954,911
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	133,118
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.100%	11/15/2032	37,000	38,304
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.375%	11/01/2031	985,000	1,061,140
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.550%	12/15/2029	136,000	121,591
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	1,561,000	1,714,671
Var Energi ASA (Oil, Gas & Consumable Fuels)	(b)	7.500%	01/15/2028	636,000	658,445
Var Energi ASA (Oil, Gas & Consumable Fuels)	(b)	8.000%	11/15/2032	784,000	834,403
					20,141,902
Financials–5.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		6.500%	07/15/2025	271,000	272,959
AIB Group PLC (Rate is fixed until 10/14/2025, at which point, the rate becomes SOFR + 346) (Banks)	(b)(c)	7.583%	10/14/2026	1,611,000	1,652,326
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	274,050
American Express Co. (Consumer Finance)		4.900%	02/13/2026	468,000	472,348
Argentum Netherlands BV for Swiss Re Ltd. (Rate is fixed until 08/15/2025, at which point, the rate becomes QL + 359) (Insurance)	(c)	5.750%	08/15/2050	1,500,000	1,420,344
Aviation Capital Group LLC (Financial Services)	(b)	4.375%	01/30/2024	50,000	48,615
Aviation Capital Group LLC (Financial Services)	(b)	5.500%	12/15/2024	148,000	146,098
Aviation Capital Group LLC (Financial Services)	(b)	4.125%	08/01/2025	3,000	2,855
Aviation Capital Group LLC (Financial Services)	(b)	4.875%	10/01/2025	57,000	55,042
Aviation Capital Group LLC (Financial Services)	(b)	1.950%	01/30/2026	181,000	160,957
Aviation Capital Group LLC (Financial Services)	(b)	1.950%	09/20/2026	2,008,000	1,737,970
Aviation Capital Group LLC (Financial Services)	(b)	3.500%	11/01/2027	50,000	44,659
Banco de Credito del Peru S.A. (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(b)(c)	3.125%	07/01/2030	244,000	219,665
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(c)	4.175%	03/24/2028	1,800,000	1,688,903
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	501,000	473,448
Bank of America Corp. (Rate is fixed until 04/27/2027, at which point, the rate becomes SOFR + 158) (Banks)	(c)	4.376%	04/27/2028	271,000	262,051
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	167,571
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	1,441,000	1,220,328
Bank of Ireland Group PLC (Rate is fixed until 09/16/2025, at which point, the rate becomes H15T1Y + 265) (Banks)	(b)(c)	6.253%	09/16/2026	354,000	351,859
Barclays PLC (Rate is fixed until 11/02/2027, at which point, the rate becomes H15T1Y + 330) (Banks)	(c)	7.385%	11/02/2028	889,000	942,290
BNP Paribas SA (Rate is fixed until 02/25/2031, at which point, the rate becomes H15T5Y + 334) (Banks)	(c)	4.625%	Perpetual	877,000	655,435
BNP Paribas SA (Rate is fixed until 08/19/2025, at which point, the rate becomes USSW5 + 515) (Banks)	(c)	7.375%	Perpetual	200,000	189,818
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	2,170,000	2,061,938
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	285,537
Capital One Financial Corp. (Rate is fixed until 05/10/2027, at which point, the rate becomes SOFR + 206) (Consumer Finance)	(c)	4.927%	05/10/2028	197,000	189,157
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(c)	3.273%	03/01/2030	1,651,000	1,406,643
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes TSFR3M + 182) (Banks)	(c)	3.887%	01/10/2028	1,538,000	1,469,466
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes TSFR3M + 145) (Banks)	(c)	4.075%	04/23/2029	212,000	202,111
Citigroup, Inc. (Rate is fixed until 03/20/2029, at which point, the rate becomes TSFR3M + 160) (Banks)	(c)	3.980%	03/20/2030	145,000	135,131
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	380,000	360,875
Cloverie PLC for Zurich Insurance Co. Ltd. (Rate is fixed until 06/24/2026, at which point, the rate becomes QL + 492) (Insurance)	(c)	5.625%	06/24/2046	1,116,000	1,080,020

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Cooperatieve Rabobank UA (Rate is fixed until 04/10/2024, at which point, the rate becomes USSW5 + 189) (Banks)	(c)	4.000%	04/10/2029	$ 1,000,000	$ 964,170
Credit Suisse Group AG (Rate is fixed until 06/05/2025, at which point, the rate becomes SOFR + 204) (Capital Markets)	(b)(c)	2.193%	06/05/2026	1,445,000	1,286,343
Credit Suisse Group AG (Rate is fixed until 07/15/2025, at which point, the rate becomes SOFR + 334) (Capital Markets)	(b)(c)	6.373%	07/15/2026	753,000	727,695
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(b)(c)	4.298%	04/01/2028	1,829,000	1,725,746
Deutsche Bank AG (Rate is fixed until 07/14/2025, at which point, the rate becomes SOFR + 319) (Banks)	(c)	6.119%	07/14/2026	256,000	247,870
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.552%	01/07/2028	204,000	173,120
Federation des Caisses Desjardins du Quebec (Banks)	(b)	4.550%	08/23/2027	883,000	870,826
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	95,949
General Motors Financial Co., Inc. (Consumer Finance)		2.400%	10/15/2028	1,366,000	1,168,497
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	04/06/2029	126,000	117,107
Global Payments, Inc. (Financial Services)		3.200%	08/15/2029	75,000	65,972
Global Payments, Inc. (Financial Services)		5.400%	08/15/2032	544,000	533,379
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(c)	2.615%	04/22/2032	2,059,000	1,715,126
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/21/2031, at which point, the rate becomes SOFR + 125) (Capital Markets)	(c)	2.383%	07/21/2032	103,000	83,624
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.050%	02/14/2027	912,000	816,708
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	6.500%	03/10/2028	153,000	154,670
HSBC Holdings PLC (Rate is fixed until 09/07/2028, at which point, the rate becomes H15T5Y + 386) (Banks)	(c)	8.000%	Perpetual	580,000	578,492
HSBC Holdings PLC (Rate is fixed until 11/03/2025, at which point, the rate becomes SOFR + 303) (Banks)	(c)	7.336%	11/03/2026	1,649,000	1,710,940
HSBC Holdings PLC (Rate is fixed until 05/24/2031, at which point, the rate becomes SOFR + 119) (Banks)	(c)	2.804%	05/24/2032	334,000	272,746
ING Bank N.V. (Banks)	(b)	5.800%	09/25/2023	1,306,000	1,290,746
ING Groep N.V. (Rate is fixed until 03/28/2027, at which point, the rate becomes SOFRINDX + 183) (Banks)	(c)	4.017%	03/28/2028	209,000	197,666
Intesa Sanpaolo SpA (Banks)	(b)	7.000%	11/21/2025	256,000	260,384
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	1,465,000	1,422,972
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	190,307
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes TSFR3M + 379) (Banks)	(c)	4.493%	03/24/2031	171,000	166,130
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.580%	04/22/2032	458,000	385,477
KBC Group N.V. (Rate is fixed until 01/19/2028, at which point, the rate becomes H15T1Y + 210) (Banks)	(b)(c)	5.796%	01/19/2029	336,000	338,045
Lloyds Banking Group PLC (Rate is fixed until 06/27/2024, at which point, the rate becomes USSW5 + 476) (Banks)	(c)	7.500%	Perpetual	424,000	400,769
Lloyds Banking Group PLC (Rate is fixed until 03/27/2030, at which point, the rate becomes H15T5Y + 391) (Banks)	(c)	8.000%	Perpetual	386,000	355,603
Lloyds Banking Group PLC (Rate is fixed until 03/06/2028, at which point, the rate becomes H15T1Y + 170) (Banks)	(c)	5.871%	03/06/2029	331,000	333,726
Lloyds Banking Group PLC (Rate is fixed until 11/15/2032, at which point, the rate becomes H15T1Y + 375) (Banks)	(c)	7.953%	11/15/2033	611,000	675,840
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,629,334
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	636,000	636,387
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2030, at which point, the rate becomes H15T1Y + 153) (Banks)	(c)	5.475%	02/22/2031	247,000	248,764
Mizuho Financial Group, Inc. (Rate is fixed until 09/13/2029, at which point, the rate becomes SOFR + 157) (Banks)	(c)	2.869%	09/13/2030	1,261,000	1,083,920
Mizuho Financial Group, Inc. (Rate is fixed until 05/27/2030, at which point, the rate becomes H15T1Y + 165) (Banks)	(c)	5.739%	05/27/2031	1,027,000	1,047,652
Morgan Stanley (Rate is fixed until 04/20/2027, at which point, the rate becomes SOFR + 161) (Capital Markets)	(c)	4.210%	04/20/2028	1,992,000	1,933,147
Morgan Stanley (Rate is fixed until 10/18/2027, at which point, the rate becomes SOFR + 224) (Capital Markets)	(c)	6.296%	10/18/2028	79,000	83,072
Nationwide Building Society (Financial Services)	(b)	4.000%	09/14/2026	1,299,000	1,209,804
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Financial Services)	(b)(c)	2.972%	02/16/2028	368,000	331,383
NatWest Group PLC (Rate is fixed until 03/22/2024, at which point, the rate becomes QL + 176) (Banks)	(c)	4.269%	03/22/2025	560,000	549,547

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
NatWest Group PLC (Rate is fixed until 11/10/2025, at which point, the rate becomes H15T1Y + 285) (Banks)	(c)	7.472%	11/10/2026	$ 429,000	$ 443,342
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,067,434
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,297,416
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/24/2033, at which point, the rate becomes SOFR + 193) (Banks)	(c)	5.068%	01/24/2034	230,000	226,898
S&P Global, Inc. (Capital Markets)		4.750%	08/01/2028	16,000	16,234
S&P Global, Inc. (Capital Markets)		4.250%	05/01/2029	66,000	64,974
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.490%	01/06/2028	1,365,000	1,180,158
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(c)	2.469%	01/11/2028	1,374,000	1,208,365
Societe Generale SA (Rate is fixed until 01/12/2026, at which point, the rate becomes H15T1Y + 230) (Banks)	(b)(c)	6.447%	01/12/2027	325,000	324,784
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 130) (Banks)	(b)(c)	2.797%	01/19/2028	380,000	335,438
Standard Chartered PLC (Rate is fixed until 11/16/2024, at which point, the rate becomes H15T1Y + 310) (Banks)	(b)(c)	7.776%	11/16/2025	274,000	280,159
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(b)(c)	3.971%	03/30/2026	1,839,000	1,769,154
Swedbank AB (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 413) (Banks)	(c)	5.625%	Perpetual	200,000	189,450
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(c)	5.000%	04/02/2049	200,000	187,500
Synchrony Financial (Consumer Finance)		4.875%	06/13/2025	696,000	644,282
Synchrony Financial (Consumer Finance)		3.950%	12/01/2027	720,000	609,802
Trane Technologies Financing Ltd. (Consumer Finance)		5.250%	03/03/2033	241,000	249,106
Truist Financial Corp. (Banks)		1.950%	06/05/2030	133,000	107,260
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(c)	5.122%	01/26/2034	360,000	351,070
UBS Group AG (Rate is fixed until 05/12/2025, at which point, the rate becomes H15T1Y + 155) (Capital Markets)	(b)(c)	4.488%	05/12/2026	267,000	257,503
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(b)(c)	3.127%	06/03/2032	200,000	156,942
Visa, Inc. (Financial Services)		1.900%	04/15/2027	452,000	415,760
Visa, Inc. (Financial Services)		2.050%	04/15/2030	220,000	191,783
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes TSFR3M + 143) (Banks)	(c)	2.879%	10/30/2030	298,000	258,967
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes SOFR + 403) (Banks)	(c)	4.478%	04/04/2031	2,033,000	1,946,676
					61,510,581
Health Care–0.7%
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	159,243
AbbVie, Inc. (Biotechnology)		3.800%	03/15/2025	1,235,000	1,214,856
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	143,498
Bayer U.S. Finance II LLC (Pharmaceuticals)	(b)	5.500%	07/30/2035	879,000	890,127
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	624,000	593,614
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	353,530
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	184,958
Cigna Group / The (Health Care Providers & Svs.)		2.400%	03/15/2030	1,334,000	1,157,040
Cigna Group / The (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	40,732
Cigna Group / The (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	57,613
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	31,488
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	682,000	669,755
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	123,837
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	63,514
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	240,000	208,200
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	1,080,000	974,956
Zoetis, Inc. (Pharmaceuticals)		5.400%	11/14/2025	675,000	686,388
					7,553,349
Industrials–1.1%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	26,101
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	13,908
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	89,151
Air Lease Corp. (Trading Companies & Distributors)		4.625%	10/01/2028	883,000	837,845
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	56,782
Aircastle Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/11/2025	1,269,000	1,240,272
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	19,918

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Aircastle Ltd. (Trading Companies & Distributors)	(b)	2.850%	01/26/2028	$ 332,000	$ 285,659
BAE Systems PLC (Aerospace & Defense)	(b)	3.400%	04/15/2030	200,000	183,599
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	20,037
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	24,157
CNH Industrial Capital LLC (Machinery)		3.950%	05/23/2025	205,000	199,637
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(b)	4.500%	10/20/2025	787,465	774,229
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Passenger Airlines)	(b)	4.750%	10/20/2028	156,000	150,464
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(b)	6.950%	01/17/2028	647,000	654,563
ENA Master Trust (Transportation Infrastructure)	(b)	4.000%	05/19/2048	203,000	152,391
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	1,138,000	1,086,992
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	137,006
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	208,661
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,428,718
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	1,205,000	1,153,600
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	200,314
Parker-Hannifin Corp. (Machinery)		4.500%	09/15/2029	868,000	859,492
Regal Rexnord Corp. (Electrical Equip.)	(b)	6.050%	02/15/2026	824,000	827,612
RELX Capital, Inc. (Professional Svs.)		4.750%	05/20/2032	65,000	64,350
Verisk Analytics, Inc. (Professional Svs.)		5.750%	04/01/2033	396,000	415,704
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	1,125,000	1,108,406
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	42,958
					12,262,526
Information Technology–2.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	876,155
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.100%	08/08/2062	663,000	590,989
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.000%	04/15/2029	36,000	33,675
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	1,143,000	1,060,031
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.150%	04/15/2032	123,000	112,076
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.926%	05/15/2037	180,000	163,689
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,114,553
HP, Inc. (Tech. Hardware, Storage & Periph.)		5.500%	01/15/2033	1,119,000	1,108,763
Infor, Inc. (Software)	(b)	1.750%	07/15/2025	1,696,000	1,549,782
Intel Corp. (Semiconductors & Equip.)		5.050%	08/05/2062	888,000	820,968
International Business Machines Corp. (IT Svs.)		4.500%	02/06/2026	836,000	834,458
International Business Machines Corp. (IT Svs.)		4.900%	07/27/2052	862,000	803,797
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,777,809
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	816,000	799,384
Lenovo Group Ltd. (Tech. Hardware, Storage & Periph.)		5.831%	01/27/2028	828,000	833,521
Lenovo Group Ltd. (Tech. Hardware, Storage & Periph.)		6.536%	07/27/2032	206,000	209,260
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	1,089,000	1,156,867
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)		5.550%	12/01/2028	125,000	127,492
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,585,786
Oracle Corp. (Software)		2.875%	03/25/2031	225,000	192,533
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	907,485
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	104,003
Oracle Corp. (Software)		5.375%	07/15/2040	43,000	41,168
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	59,406
SK Hynix, Inc. (Semiconductors & Equip.)	(b)	2.375%	01/19/2031	304,000	227,637
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,107,429
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	1,408,000	1,193,785
VMware, Inc. (Software)		4.500%	05/15/2025	954,000	941,999
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	288,473
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	1,595,000	1,295,842
Workday, Inc. (Software)		3.700%	04/01/2029	42,000	39,371
Workday, Inc. (Software)		3.800%	04/01/2032	1,100,000	1,008,502
					22,966,688
Materials–0.4%
Celanese U.S. Holdings LLC (Chemicals)		5.900%	07/05/2024	869,000	869,328
CSN Resources SA (Metals & Mining)		5.875%	04/08/2032	787,000	642,623
Freeport Indonesia PT (Metals & Mining)	(b)	4.763%	04/14/2027	749,000	728,712
Freeport Indonesia PT (Metals & Mining)		4.763%	04/14/2027	350,000	340,520
Nucor Corp. (Metals & Mining)		4.300%	05/23/2027	685,000	672,535
Stillwater Mining Co. (Metals & Mining)	(b)	4.000%	11/16/2026	300,000	267,750
Volcan Cia Minera S.A.A. (Metals & Mining)	(b)	4.375%	02/11/2026	31,000	25,656
W.R. Grace Holdings LLC (Chemicals)	(b)	4.875%	06/15/2027	551,000	531,114
					4,078,238

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate–0.5%
American Tower Corp. (Specialized REITs)		3.650%	03/15/2027	$ 138,000	$ 131,076
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,352,198
American Tower Corp. (Specialized REITs)		4.050%	03/15/2032	70,000	64,040
Camden Property Trust (Residential REITs)		2.800%	05/15/2030	1,197,000	1,036,718
Crown Castle, Inc. (Specialized REITs)		3.650%	09/01/2027	133,000	126,165
Crown Castle, Inc. (Specialized REITs)		4.300%	02/15/2029	154,000	148,506
Crown Castle, Inc. (Specialized REITs)		3.100%	11/15/2029	279,000	247,983
Crown Castle, Inc. (Specialized REITs)		3.300%	07/01/2030	67,000	60,417
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,507,690
Vornado Realty LP (Office REITs)		3.400%	06/01/2031	1,326,000	917,274
					5,592,067
Utilities–1.1%
AES Panama Generation Holdings SRL (Electric Utilities)	(b)	4.375%	05/31/2030	285,000	245,100
AES Panama Generation Holdings SRL (Electric Utilities)		4.375%	05/31/2030	241,000	207,260
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	608,613
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	1,002,000	891,891
Chile Electricity PEC SpA (Electric Utilities)	(b)	0.000%	01/25/2028	460,000	342,264
Comision Federal de Electricidad (Electric Utilities)	(b)	4.688%	05/15/2029	221,000	197,795
Comision Federal de Electricidad (Electric Utilities)		3.348%	02/09/2031	1,177,000	929,960
Comision Federal de Electricidad (Electric Utilities)	(b)	3.348%	02/09/2031	236,000	186,466
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	1,554,000	1,412,462
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	157,654
Enel Chile SA (Electric Utilities)		4.875%	06/12/2028	688,000	670,834
Enel Finance International N.V. (Electric Utilities)	(b)	7.500%	10/14/2032	800,000	891,294
Engie Energia Chile SA (Electric Utilities)		3.400%	01/28/2030	673,000	549,361
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	308,000	298,738
NRG Energy, Inc. (Electric Utilities)	(b)	7.000%	03/15/2033	760,000	787,299
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	1,164,000	1,126,797
Pacific Gas and Electric Co. (Electric Utilities)		4.400%	03/01/2032	985,000	886,256
Public Service Enterprise Group, Inc. (Multi-Utilities)		5.850%	11/15/2027	786,000	816,952
Southern Co. / The (Electric Utilities)		3.700%	04/30/2030	2,032,000	1,900,658
					13,107,654
Total Corporate Bonds (Cost $199,942,834)					$192,380,159

U.S. Treasury Obligations–13.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	04/11/2023	$ 4,056,700	$ 4,052,571
U.S. Treasury Note		2.250%	11/15/2024	1,865,000	1,806,500
U.S. Treasury Note		0.500%	03/31/2025	2,648,200	2,469,964
U.S. Treasury Note		2.750%	07/31/2027	22,636,600	21,800,107
U.S. Treasury Note		4.125%	10/31/2027	2,729,700	2,782,055
U.S. Treasury Note		3.875%	11/30/2027	31,496,400	31,823,667
U.S. Treasury Note		3.875%	12/31/2027	1,803,600	1,822,552
U.S. Treasury Note	(d)	1.875%	02/15/2032	37,869,800	33,236,667
U.S. Treasury Note		3.500%	02/15/2033	1,013,300	1,014,883
U.S. Treasury Note		1.750%	08/15/2041	2,186,300	1,583,018
U.S. Treasury Note		2.375%	02/15/2042	268,200	215,671
U.S. Treasury Note		3.250%	05/15/2042	24,263,600	22,384,119
U.S. Treasury Note		2.750%	08/15/2042	2,036,600	1,733,019
U.S. Treasury Note		4.000%	11/15/2042	4,422,000	4,542,223
U.S. Treasury Note		2.250%	08/15/2049	1,246,800	937,486
U.S. Treasury Note		2.375%	11/15/2049	338,600	261,555
U.S. Treasury Note		1.250%	05/15/2050	3,709,900	2,156,669
U.S. Treasury Note		1.875%	02/15/2051	263,000	179,631
U.S. Treasury Note		2.375%	05/15/2051	338,200	259,701
U.S. Treasury Note		2.000%	08/15/2051	866,300	609,354
U.S. Treasury Note	(d)	2.250%	02/15/2052	16,994,700	12,673,001
U.S. Treasury Note		2.875%	05/15/2052	1,371,700	1,173,446
Total U.S. Treasury Obligations (Cost $157,741,037)					$149,517,859

Asset-Backed / Mortgage-Backed Securities–6.9%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.0%
Domino's Pizza Master Issuer LLC 2021-1A A2I	(b)	2.662%	04/25/2051	$ 172,920	$ 148,415
Great Wolf Trust 2019-WOLF C	(b)	TSFR1M + 175	12/15/2036	79,000	76,711
Hardee's Funding LLC 2018-1A A23	(b)	5.710%	06/20/2048	127,615	118,645
Hardee's Funding LLC 2020-1A A2	(b)	3.981%	12/20/2050	132,003	114,779
					458,550

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials–6.9%
AB Issuer LLC 2021-1 A2	(b)	3.734%	07/30/2051	$ 317,600	$ 261,976
ACM Auto Trust 2023-1A A	(b)	6.610%	01/22/2030	1,093,984	1,092,606
Affirm Asset Securitization Trust 2021-Z1 A	(b)	1.070%	08/15/2025	62,825	61,003
Affirm Asset Securitization Trust 2021-Z2 A	(b)	1.170%	11/16/2026	43,004	41,236
AGL CLO 2021-12A D	(b)	QL + 285	07/20/2034	250,000	227,500
AGL CLO 10 Ltd. 2021-10A A	(b)	QL + 113	04/15/2034	600,000	584,164
American Credit Acceptance Receivables Trust 2022-3 A	(b)	4.120%	02/13/2026	616,246	613,145
American Credit Acceptance Receivables Trust 2023-1 A	(b)	5.450%	09/14/2026	927,794	925,663
Amur Equipment Finance Receivables XI LLC 2022-2A A2	(b)	5.300%	06/21/2028	464,000	461,950
AREIT 2022-CRE6 A	(b)	SOFR30A + 125	01/16/2037	484,737	469,589
Atalaya Equipment Leasing Trust 2021-1A C	(b)	2.690%	06/15/2028	300,000	283,412
Avant Loans Funding Trust 2021-REV1 A	(b)	1.210%	07/15/2030	441,000	428,142
Bain Capital Credit CLO 2021-4A D	(b)	QL + 310	10/20/2034	250,000	227,363
Balboa Bay Loan Funding 2020-1A AR	(b)	QL + 112	01/20/2032	1,500,000	1,473,657
Balboa Bay Loan Funding 2021-1A D	(b)	QL + 305	07/20/2034	307,948	277,326
Ballyrock CLO 15 Ltd. 2021-1A C	(b)	QL + 310	04/15/2034	250,000	232,865
Ballyrock CLO 16 Ltd. 2021-16A C	(b)	QL + 290	07/20/2034	250,000	229,387
Ballyrock CLO 17 Ltd. 2021-17A A1A	(b)	QL + 115	10/20/2034	1,000,000	974,282
Ballyrock CLO 17 Ltd. 2021-17A C	(b)	QL + 305	10/20/2034	250,000	231,212
Battalion CLO 17 Ltd. 2021-17A A1	(b)	QL + 126	03/09/2034	600,000	586,190
BBCMS 2020-BID A	(b)	ML + 214	10/15/2037	301,000	290,655
Bellemeade Re 2021-3A A2	(b)	SOFR30A + 100	09/25/2031	286,223	277,781
Bellemeade Re 2022-1 M1C	(b)	SOFR30A + 370	01/26/2032	327,948	318,743
Bellemeade Re 2022-2 M1A	(b)	SOFR30A + 400	09/27/2032	959,476	960,800
Bellemeade Re Ltd. 2021-1A M1C	(b)	SOFR30A + 295	03/25/2031	167,482	167,278
BFLD Trust 2021-FPM A	(b)	ML + 160	06/15/2038	462,000	437,364
BX Commercial Mortgage Trust 2019-IMC E	(b)	ML + 215	04/15/2034	320,787	304,359
Cajun Global LLC 2021-1 A2	(b)	3.931%	11/20/2051	60,838	52,177
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	87,900	83,652
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	128,000	118,750
CIFC Funding 2020-4A A	(b)	QL + 132	01/15/2034	260,000	254,892
CNH Equipment Trust 2022-C A2		5.420%	07/15/2026	1,014,000	1,015,595
College Ave Student Loans 2021-C C	(b)	3.060%	07/26/2055	136,800	112,470
COMM 2015-LC23 C		4.565%	10/10/2048	100,000	90,808
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	2,714	2,714
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	9,279	9,279
Connecticut Avenue Securities Trust 2019-R04 2B1	(b)	ML + 525	06/25/2039	833,472	860,427
Connecticut Avenue Securities Trust 2019-R06 2B1	(b)	ML + 375	09/25/2039	996,285	969,891
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	15,964	16,013
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	96,886	96,266
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(b)	ML + 365	02/25/2040	255,000	254,303
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(b)	ML + 365	02/25/2040	270,000	271,225
Connecticut Avenue Securities Trust 2021-R01 1M2	(b)	SOFR30A + 155	10/25/2041	462,831	449,547
Connecticut Avenue Securities Trust 2021-R03 1M2	(b)	SOFR30A + 165	12/25/2041	117,550	111,236
Connecticut Avenue Securities Trust 2022-R01 1B1	(b)	SOFR30A + 315	12/25/2041	305,277	283,015
Connecticut Avenue Securities Trust 2022-R02 2M1	(b)	SOFR30A + 120	01/25/2042	270,257	268,072
Connecticut Avenue Securities Trust 2022-R02 2M2	(b)	SOFR30A + 300	01/25/2042	960,000	910,831
Connecticut Avenue Securities Trust 2022-R03 1M1	(b)	SOFR30A + 210	03/25/2042	1,148,736	1,146,591
Connecticut Avenue Securities Trust 2022-R03 1M2	(b)	SOFR30A + 350	03/25/2042	253,631	255,207
Connecticut Avenue Securities Trust 2022-R04 1M2	(b)	SOFR30A + 310	03/25/2042	63,262	62,662
Connecticut Avenue Securities Trust 2022-R05 2M2	(b)	SOFR30A + 300	04/25/2042	599,367	584,393
Connecticut Avenue Securities Trust 2022-R06 1M1	(b)	SOFR30A + 275	05/25/2042	1,294,907	1,315,626
Connecticut Avenue Securities Trust 2022-R07 1M1	(b)	SOFR30A + 295	06/25/2042	1,100,434	1,120,402
Connecticut Avenue Securities Trust 2022-R08 1M1	(b)	SOFR30A + 255	07/25/2042	994,322	1,000,615
Connecticut Avenue Securities Trust 2023-R01 1M1	(b)	SOFR30A + 240	12/25/2042	800,010	801,786
Connecticut Avenue Securities Trust 2023-R02 1M1	(b)	SOFR30A + 230	01/25/2043	481,919	481,384
CPS Auto Receivables Trust 2021-B C	(b)	1.230%	03/15/2027	234,000	228,566
CPS Auto Receivables Trust 2021-C D	(b)	1.690%	06/15/2027	210,000	194,058
CPS Auto Receivables Trust 2022-D A	(b)	6.090%	01/15/2027	899,881	902,206
CPS Auto Receivables Trust 2023-A A	(b)	5.540%	03/16/2026	462,213	461,286
Dext ABS 2021-1 C	(b)	2.290%	09/15/2028	264,000	232,996
Dext ABS 2021-1 D	(b)	2.810%	03/15/2029	133,000	115,673
Diamond Issuer 2021-1A B	(b)	2.701%	11/20/2051	271,624	227,802
Donlen Fleet Lease Funding 2021-2 C	(b)	1.200%	12/11/2034	460,000	432,453
Dryden 78 CLO Ltd. 2020-78A A	(b)	QL + 118	04/17/2033	1,500,000	1,465,633
DT Auto Owner Trust 2023-1A A	(b)	5.480%	04/15/2027	928,812	927,189
Eagle Re 2021-2 M1B	(b)	SOFR30A + 205	04/25/2034	152,272	150,691
Elmwood CLO IX Ltd. 2021-2A D	(b)	QL + 295	07/20/2034	250,000	227,997
Exeter Automobile Receivables Trust 2022-6A A2		5.730%	11/17/2025	948,817	947,814

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	$ 151,192	$ 157,512
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	15,164	15,669
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	83,209	86,997
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	50,868	54,291
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	56,562	60,357
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	313,897
Fannie Mae Connecticut Avenue Securities 2018-C05 1M2		ML + 235	01/25/2031	668,070	676,759
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	144,865	144,865
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(b)	SOFR30A + 330	11/25/2041	211,036	198,565
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(b)	SOFR30A + 200	11/25/2041	1,000,000	927,500
FHF Trust 2021-2A A	(b)	0.830%	12/15/2026	67,214	64,006
First Investors Auto Owner Trust 2022-2A A	(b)	6.260%	07/15/2027	765,516	770,721
Flagship Credit Auto Trust 2023-1 A2	(b)	5.380%	12/15/2026	535,000	533,503
Flatiron CLO 2021-1A D	(b)	QL + 290	07/19/2034	250,000	227,461
Ford Credit Auto Owner Trust 2021-1 D	(b)	2.310%	10/17/2033	230,000	201,149
Foursight Capital Automobile Receivables Trust 2023-1 A2	(b)	5.430%	10/15/2026	650,000	647,049
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(b)	SOFR30A + 200	01/25/2051	29,053	27,269
Freddie Mac REMICS FHR 4981 HS	(e)	ML + 610	06/25/2050	700,135	77,303
Freddie Mac Stacr Remic Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	40,402	40,197
Freddie Mac STACR REMIC Trust 2020-DNA5 M2	(b)	SOFR30A + 280	10/25/2050	87,625	88,630
Freddie Mac STACR REMIC Trust 2020-DNA6 M2	(b)	SOFR30A + 200	12/25/2050	1,248,029	1,248,831
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(b)	SOFR30A + 350	10/25/2033	278,276	265,551
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(b)	SOFR30A + 305	01/25/2034	1,000,000	918,279
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(b)	SOFR30A + 150	10/25/2041	393,665	374,566
Freddie Mac STACR REMIC Trust 2021-DNA7 M2	(b)	SOFR30A + 180	11/25/2041	986,480	937,227
Freddie Mac STACR REMIC Trust 2021-HQA2 M1	(b)	SOFR30A + 70	12/25/2033	418,382	415,920
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(b)	SOFR30A + 210	09/25/2041	1,000,000	900,049
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(b)	SOFR30A + 235	12/25/2041	1,046,349	941,758
Freddie Mac STACR REMIC Trust 2022-DNA1 M1B	(b)	SOFR30A + 185	01/25/2042	1,600,000	1,512,183
Freddie Mac STACR REMIC Trust 2022-DNA1 M2	(b)	SOFR30A + 250	01/25/2042	394,327	363,767
Freddie Mac STACR REMIC Trust 2022-DNA2 M2	(b)	SOFR30A + 375	02/25/2042	295,064	284,007
Freddie Mac STACR REMIC Trust 2022-DNA3 M1A	(b)	SOFR30A + 200	04/25/2042	1,106,354	1,106,353
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(b)	SOFR30A + 290	04/25/2042	1,600,000	1,588,028
Freddie Mac STACR REMIC Trust 2022-DNA3 M2	(b)	SOFR30A + 435	04/25/2042	200,000	196,250
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(b)	SOFR30A + 335	05/25/2042	1,621,038	1,632,135
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(b)	SOFR30A + 450	06/25/2042	1,331,433	1,381,339
Freddie Mac STACR REMIC Trust 2022-DNA6 M1A	(b)	SOFR30A + 215	09/25/2042	417,444	418,537
Freddie Mac STACR REMIC Trust 2022-DNA7 M1A	(b)	SOFR30A + 250	03/25/2052	1,095,234	1,103,397
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(b)	SOFR30A + 350	03/25/2042	65,368	64,878
Freddie Mac STACR REMIC Trust 2023-DNA1 M1A	(b)	SOFR30A + 210	03/25/2043	582,231	583,036
Freddie Mac STACR Trust 2018-DNA2 B1	(b)	ML + 370	12/25/2030	1,000,000	1,028,078
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	6,557	6,540
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A	(b)	SOFR30A + 265	07/25/2042	450,910	456,194
FREED ABS Trust 2021-2 C	(b)	1.940%	06/19/2028	403,921	394,981
Galaxy 30 CLO Ltd. 2022-30A D	(b)	TSFR3M + 335	04/15/2035	400,000	359,108
GCI Funding I LLC 2021-1 A	(b)	2.380%	06/18/2046	139,459	119,948
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(b)	QL + 107	04/20/2034	250,000	242,691
Hertz Vehicle Financing III LLC 2022-1A C	(b)	2.630%	06/25/2026	220,000	201,380
HFX Funding Issuer 2017-1	(b)	3.652%	03/15/2035	280,000	267,820
Home Re 2021-2 M1B	(b)	SOFR30A + 160	01/25/2034	222,490	219,970
Invesco CLO 2021-1A A1	(b)	QL + 100	04/15/2034	1,700,000	1,645,766
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	32,157	31,399
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	245,694
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.644%	08/15/2047	295,000	258,194
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	123,958
Kubota Credit Owner Trust 2023-1A A2	(b)	5.400%	02/17/2026	1,072,000	1,070,830
LAD Auto Receivables Trust 2021-1A C	(b)	2.350%	04/15/2027	406,000	371,924
LAD Auto Receivables Trust 2022-1A A	(b)	5.210%	06/15/2027	625,777	622,104
Lendbuzz Securitization Trust 2023-1A A2	(b)	6.920%	08/15/2028	1,392,000	1,393,562
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	250,465
MVW 2021-2A C	(b)	2.230%	05/20/2039	308,819	273,310
Neighborly Issuer 2022-1A A2	(b)	3.695%	01/30/2052	225,720	185,455
Neighborly Issuer 2023-1A A2	(b)	7.308%	01/30/2053	834,000	819,997
Neighborly Issuer LLC 2021-1A A2	(b)	3.584%	04/30/2051	124,411	105,663
Nelnet Student Loan Trust 2021-BA B	(b)	2.680%	04/20/2062	100,000	82,175
Nelnet Student Loan Trust 2021-DA C	(b)	3.500%	04/20/2062	100,000	82,516
Neuberger Berman Loan Advisers CLO 2021-42A D	(b)	QL + 280	07/16/2035	301,613	268,250
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A D	(b)	QL + 310	07/17/2035	250,000	232,310
NMEF Funding 2022-B A2	(b)	6.070%	06/15/2029	361,000	363,587

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Oaktown Re VII Ltd. 2021-2 M1A	(b)	SOFR30A + 160	04/25/2034	$ 272,026	$ 269,825
OCP CLO 2020-18A AR	(b)	QL + 109	07/20/2032	322,000	316,478
Octane Receivables Trust 2021-2A C	(b)	2.530%	05/21/2029	209,000	184,008
OneMain Direct Auto Receivables Trust 2022-1A C	(b)	5.310%	06/14/2029	1,100,000	1,058,479
PMT Credit Risk Transfer Trust 2019-2R A	(b)	ML + 275	05/27/2023	106,228	103,766
Prestige Auto Receivables Trust 2022-1A A2	(b)	5.900%	07/15/2025	988,000	987,864
Rad CLO 11 Ltd. 2021-11A D	(b)	QL + 290	04/15/2034	250,000	229,853
Regatta XX Funding Ltd. 2021-2A A	(b)	QL + 116	10/15/2034	450,431	438,585
Regatta XXIV Funding Ltd. 2021-5A D	(b)	QL + 310	01/20/2035	450,000	407,688
Research-Driven Pagaya Motor Asset Trust VII 2022-3A A	(b)	5.380%	11/25/2030	776,358	761,939
Rockford Tower CLO 2021-1A D	(b)	QL + 300	07/20/2034	306,626	274,366
Rockford Tower CLO 2021-2A A1	(b)	QL + 116	07/20/2034	250,000	242,547
Santander Bank Auto Credit-Linked Notes Series 2021-1A C	(b)	3.268%	12/15/2031	331,983	318,974
Santander Bank Auto Credit-Linked Notes Series 2022-A B	(b)	5.281%	05/15/2032	537,306	525,816
Santander Bank Auto Credit-Linked Notes Series 2022-B B	(b)	5.721%	08/16/2032	645,004	642,783
Santander Bank Auto Credit-Linked Notes Series 2022-C B	(b)	6.451%	12/15/2032	871,537	871,618
SEB Funding LLC 2021-1A A2	(b)	4.969%	01/30/2052	331,170	289,453
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	232,238
Signal Peak CLO 2022-12A C	(b)	TSFR3M + 345	07/18/2034	1,115,000	1,108,495
TICP CLO XV Ltd. 2020-15A A	(b)	QL + 128	04/20/2033	1,600,000	1,574,353
Triangle Re 2021-3 M1B	(b)	SOFR30A + 290	02/25/2034	240,000	233,864
United Auto Credit Securitization Trust 2022-2 A	(b)	4.390%	04/10/2025	413,112	411,540
Upstart Securitization Trust 2021-3 B	(b)	1.660%	07/20/2031	210,000	199,867
VASA Trust 2021-VASA A	(b)	ML + 90	07/15/2039	460,000	427,049
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	230,311
Westlake Automobile Receivables Trust 2023-1A A2A	(b)	5.510%	06/15/2026	1,117,000	1,116,316
					78,685,576
Total Asset-Backed / Mortgage-Backed Securities (Cost $80,352,916)					$79,144,126

U.S. Government Agency Mortgage-Backed Securities–5.1%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	2.000%	04/15/2053	$ 1,523,097	$ 1,259,071
Fannie Mae or Freddie Mac UMBS TBA	2.500%	04/15/2053	11,168,022	9,625,439
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2053	3,024,412	2,713,683
Fannie Mae or Freddie Mac UMBS TBA	3.500%	04/15/2053	6,605,359	6,137,565
Fannie Mae or Freddie Mac UMBS TBA	4.000%	04/15/2053	2,881,017	2,755,434
Fannie Mae or Freddie Mac UMBS TBA	4.500%	04/15/2053	2,854,498	2,796,825
Fannie Mae or Freddie Mac UMBS TBA	5.500%	04/15/2053	4,047,000	4,087,865
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	2,110	2,012
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	12,728	12,745
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	19,148	19,174
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	117,495	117,001
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	8,584	8,633
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	7,308	6,900
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	15,258	14,405
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	87,403	82,547
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	169,028	159,583
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	16,867	15,538
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	38,876	35,589
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	4,997	4,587
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	134,211	126,712
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	91,758	83,894
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	103,470	94,701
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	9,956	9,400
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	8,707	8,280
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	19,701	18,600
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	17,819	16,823
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	42,628	40,373
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	6,128	5,781
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	30,963	29,325
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	11,275	10,660
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	103,098	101,282
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	150,398	147,343
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	8,542	8,123
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	30,267	29,733
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	19,500	18,469
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	35,258	35,131
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	41,989	40,859
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	5,444	5,176

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	$ 68,477	$ 68,866
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	108,085	99,170
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	63,066	59,503
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	77,982	73,859
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	715,998	660,377
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	140,171	132,760
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	33,417	31,492
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	19,922	19,780
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	26,036	24,721
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	41,893	39,113
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	5,442	5,168
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	5,441	5,167
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	1,026,089	925,505
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	812,178	732,611
Fannie Mae Pool FN BU8919	2.500%	04/01/2052	670,686	581,615
Fannie Mae Pool FN BU8922	2.500%	04/01/2052	644,563	557,963
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	18,381	17,478
Fannie Mae Pool FN CB1113	2.000%	07/01/2051	1,081,546	895,473
Fannie Mae Pool FN CB2538	2.500%	01/01/2052	690,505	598,937
Fannie Mae Pool FN CB3564	2.500%	05/01/2052	561,289	486,754
Fannie Mae Pool FN CB3565	2.500%	05/01/2052	454,648	393,571
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	179,631	165,677
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	90,446	83,423
Fannie Mae Pool FN FS0967	2.500%	03/01/2052	747,080	647,869
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	41,491	40,426
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	6,686	6,498
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	174,788	167,241
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	37,206	35,124
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	150,828	142,504
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	28,067	27,879
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	11,683	11,035
Freddie Mac Pool FR QD8682	3.000%	03/01/2052	672,321	606,418
Freddie Mac Pool FR QE0805	2.500%	04/01/2052	629,193	544,659
Freddie Mac Pool FR QE0808	2.500%	04/01/2052	675,439	585,738
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	28,327	26,901
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	61,603	58,491
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	43,162	40,295
Freddie Mac Pool FR RA6963	2.000%	03/01/2052	1,039,866	861,622
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	198,104	186,809
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	50,628	47,300
Freddie Mac Pool FR SD0932	2.500%	04/01/2052	691,357	601,124
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	130,579	119,633
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	47,833	45,739
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	17,729	16,939
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	27,695	26,485
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	21,191	20,036
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	24,285	22,935
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	43,114	40,834
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	53,218	50,259
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	30,357	28,752
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	14,658	13,883
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	9,667	9,129
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	27,792	27,300
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	12,991	12,617
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	38,861	38,076
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	88,187	85,687
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	43,707	44,075
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	16,620	15,314
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	144,394	138,664
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	173,012	163,340
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	101,603	95,923
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	17,266	16,468
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	136,814	129,337
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	8,890	8,667
Ginnie Mae II Jumbo TBA	3.000%	04/15/2053	1,154,251	1,051,353
Ginnie Mae II Jumbo TBA	4.000%	04/15/2053	2,802,682	2,698,249
Ginnie Mae II Jumbo TBA	4.500%	04/15/2053	4,949,000	4,874,528
Ginnie Mae II Jumbo TBA	5.000%	04/15/2053	6,150,000	6,157,688
Total U.S. Government Agency Mortgage-Backed Securities (Cost $58,344,335)				$57,934,087

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Purchased Options–4.4%	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$ 45,613,341	December 2024	$4,000	111	$ 6,556,992
S&P 500 Index Call Option	60,406,857	December 2024	4,200	147	6,864,900
S&P 500 Index Call Option	102,732,750	December 2024	4,300	250	10,025,000
S&P 500 Index Call Option	53,010,099	December 2024	4,400	129	4,424,700
S&P 500 Index Put Option	58,352,202	December 2024	4,000	142	4,159,180
S&P 500 Index Put Option	37,805,652	December 2024	4,100	92	2,987,884
S&P 500 Index Put Option	70,269,201	December 2024	4,200	171	4,428,900
S&P 500 Index Put Option	96,568,785	December 2024	4,300	235	6,930,150
S&P 500 Index Put Option	53,010,099	December 2024	4,400	129	4,304,730
Total Purchased Options (Cost $72,371,624)					$50,682,436

Sovereign Debt Issues–0.1%		Rate	Maturity	Face Amount	Value
Colombia Government International Bond		3.125%	04/15/2031	$ 1,176,000	$ 895,881
Dominican Republic International Bond	(b)	4.875%	09/23/2032	250,000	211,971
Total Sovereign Debt Issues (Cost $1,296,192)					$1,107,852

Preferred Securities–0.1%		Rate	Quantity	Value
Financials–0.1%
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(c)	4.000%	455,000	$ 370,948
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes TSFR3M + 417) (Banks)	(c)	5.950%	142,000	132,336
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(c)	4.000%	101,000	89,259
Citigroup, Inc. DR (Banks)		QL + 407	88,000	87,340
Citigroup, Inc. DR (Banks)		QL + 423	27,000	26,831
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(c)	4.125%	120,000	99,451
				806,165
Industrials–0.0%
General Electric Co. (Industrial Conglomerates)		QL + 333	154,000	153,846
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(b)(c)	7.000%	107,000	94,160
Total Preferred Securities (Cost $1,201,849)				$1,054,171

Taxable Municipal Bonds–0.0%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 172,135
Tobacco Settlement Finance Authority	3.000%	06/01/2035	72,016	72,063
University of California	3.071%	05/15/2051	310,000	223,385
Total Taxable Municipal Bonds (Cost $610,953)				$467,583

Rights–0.0%	Quantity	Value
Health Care–0.0%
ABIOMED, Inc. CVR (Health Care Technology)	4,357	$ 0
Total Rights (Cost $4,444)		$0

Money Market Funds–3.9%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 4.968%	(g)	22,132,000	$ 22,134,214
State Street Institutional U.S. Government Money Market Fund, 4.699%	(g)	22,348,112	22,348,112
Total Money Market Funds (Cost $44,484,539)			$44,482,326
Total Investments – 101.4% (Cost $1,157,448,004)	(h)		$1,157,086,850
Liabilities in Excess of Other Assets – (1.4)%			(15,860,618)
Net Assets – 100.0%			$1,141,226,232

Percentages are stated as a percent of net assets.

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
CVR:	Contingent Value Right
DR:	Depositary Receipt
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 4.640% at 03/31/2023
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.600% at 03/31/2023
ML:	Monthly U.S. LIBOR Rate, 4.858% at 03/31/2023
QL:	Quarterly U.S. LIBOR Rate, 5.193% at 03/31/2023
REITs:	Real Estate Investment Trust
SOFR:	Secured Overnight Financing Rate, 4.870% at 03/31/2023
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 4.630% at 03/31/2023
TSFR1M:	Monthly CME Term SOFR, 4.802% at 03/31/2023
TSFR3M:	Quarterly CME Term SOFR, 4.909% at 03/31/2023
UMBS TBA:	Uniform Mortgage-Backed Security To Be Announced ("TBA"); the securities backed by fixed rate mortgage loans that are delivered on a future settlement date could be issued by Fannie Mae, Freddie Mac, or a combination thereof.
USSW5:	USD Swap Semi 30/360 5 Year, 3.634% at 03/31/2023

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2023, the value of these securities totaled $120,631,780, or 10.6% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2023.
(d)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2023. The market value pledged totaled $13,187,313. See also the following Schedule of Open Futures Contracts.
(e)	Interest-only security
(f)	100 shares per contract.
(g)	Rate represents the seven-day yield at March 31, 2023.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME Micro E-mini S&P 500 Index - Long	104	June 16, 2023	$2,028,753	$2,151,630	$122,877	$30,030
CBT 10-Year U.S. Ultra Bond - Long	137	June 21, 2023	16,185,547	16,596,266	410,719	72,416
CBT U.S. Long Bond - Long	280	June 21, 2023	35,130,195	36,723,750	1,593,555	280,000
CBT 10-Year U.S. Treasury Note - Long	3,049	June 21, 2023	341,621,667	350,396,797	8,775,130	1,048,123
CBT 5-Year U.S. Treasury Note - Long	253	June 30, 2023	27,165,449	27,705,477	540,028	50,882
CBT 2-Year U.S. Treasury Note - Long	9	June 30, 2023	1,837,629	1,858,078	20,449	1,266
			$423,969,240	$435,431,998	$11,462,758	$1,482,717
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Short	138	June 16, 2023	$(26,981,580)	(28,550,475)	$(1,568,895)	$(118,695)
Total Futures Contracts			$396,987,660	$406,881,523	$9,893,863	$1,364,022
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
U.S. Treasury Obligations–35.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.750%	12/31/2023	$ 7,250,000	$ 7,037,881
U.S. Treasury Note		2.250%	03/31/2024	14,000,000	13,676,797
U.S. Treasury Note		2.500%	04/30/2024	8,400,000	8,214,937
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,151,953
U.S. Treasury Note		3.000%	06/30/2024	5,000,000	4,910,352
U.S. Treasury Note		3.000%	07/31/2024	10,000,000	9,817,969
U.S. Treasury Note		0.375%	09/15/2024	6,000,000	5,668,828
U.S. Treasury Note		4.500%	11/30/2024	4,500,000	4,517,578
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,734,453
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	16,413,047
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,164,875
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,222,188
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,634,961
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	2,817,375
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,143,742
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,438,242
U.S. Treasury Note		3.875%	11/30/2027	20,500,000	20,713,008
U.S. Treasury Note		1.250%	03/31/2028	575,000	512,873
U.S. Treasury Note		1.500%	11/30/2028	4,200,000	3,746,367
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,233,102
U.S. Treasury Note		2.375%	03/31/2029	500,000	466,777
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,627,688
U.S. Treasury Note		1.125%	02/15/2031	405,000	341,038
U.S. Treasury Note		1.875%	02/15/2032	11,300,000	9,917,516
U.S. Treasury Note		4.125%	11/15/2032	3,850,000	4,045,508
U.S. Treasury Note		1.375%	11/15/2040	525,000	361,614
U.S. Treasury Note		1.875%	02/15/2041	180,000	134,620
U.S. Treasury Note		2.375%	02/15/2042	11,850,000	9,529,066
U.S. Treasury Note		4.000%	11/15/2042	1,600,000	1,643,500
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	2,657,813
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	2,691,051
U.S. Treasury Note		2.875%	05/15/2052	30,800,000	26,348,437
U.S. Treasury Note		4.000%	11/15/2052	2,800,000	2,971,500
Total U.S. Treasury Obligations (Cost $212,533,782)					$198,506,656

Corporate Bonds–25.9%		Rate	Maturity	Face Amount	Value
Communication Services–2.6%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$ 750,000	$ 476,712
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	242,642
AT&T, Inc. (Diversified Telecom. Svs.)		0.900%	03/25/2024	550,000	526,109
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	750,000	690,000
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,388,307
Audacy Capital Corp. (Media)	(b)	6.750%	03/31/2029	75,000	5,297
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	100,000	92,250
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	125,000	105,625
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	102,207
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	60,379
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	710,547
CMG Media Corp. (Media)	(b)	8.875%	12/15/2027	125,000	94,500
Comcast Corp. (Media)		3.450%	02/01/2050	1,450,000	1,119,882
CSC Holdings LLC (Media)	(b)	7.500%	04/01/2028	200,000	127,500
Cumulus Media New Holdings, Inc. (Media)	(b)	6.750%	07/01/2026	23,000	17,480
Directv Financing LLC / Directv Financing Co-Obligor, Inc. (Media)	(b)	5.875%	08/15/2027	50,000	45,285
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	50,000	39,895
DISH DBS Corp. (Media)		7.375%	07/01/2028	25,000	14,267
DISH DBS Corp. (Media)		5.125%	06/01/2029	75,000	39,937
DISH Network Corp. (Media)	(b)	11.750%	11/15/2027	25,000	24,250
Entegris Escrow Corp. (Media)	(b)	5.950%	06/15/2030	50,000	48,465
Gray Escrow II, Inc. (Media)	(b)	5.375%	11/15/2031	75,000	49,800
Gray Television, Inc. (Media)	(b)	4.750%	10/15/2030	75,000	49,776
Grupo Televisa S.A.B. (Media)		5.000%	05/13/2045	550,000	492,631
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	25,000	22,062
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	75,000	54,562
iHeartCommunications, Inc. (Media)	(b)	5.250%	08/15/2027	100,000	81,750
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	23,526
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	100,000	94,725
Midas OpCo Holdings LLC (Media)	(b)	5.625%	08/15/2029	150,000	131,541
Netflix, Inc. (Entertainment)		4.875%	04/15/2028	375,000	373,125

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Nexstar Media, Inc. (Media)	(b)	5.625%	07/15/2027	$ 150,000	$ 138,605
Paramount Global (Media)		4.200%	05/19/2032	525,000	450,326
Paramount Global (Media)		4.900%	08/15/2044	300,000	225,225
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(b)	5.375%	12/01/2028	100,000	38,231
ROBLOX Corp. (Entertainment)	(b)	3.875%	05/01/2030	50,000	42,875
Rogers Communications, Inc. (Wireless Telecom. Svs.)	(b)	4.500%	03/15/2042	465,000	400,731
Scripps Escrow, Inc. (Media)	(b)	5.875%	07/15/2027	75,000	55,241
Sinclair Television Group, Inc. (Media)	(b)	5.125%	02/15/2027	25,000	21,875
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	75,000	59,635
Sirius XM Radio, Inc. (Media)	(b)	3.875%	09/01/2031	200,000	155,500
Sky Ltd. (Media)	(b)	3.750%	09/16/2024	375,000	367,757
Sprint LLC (Wireless Telecom. Svs.)		7.625%	03/01/2026	50,000	52,874
TEGNA, Inc. (Media)	(b)	4.750%	03/15/2026	25,000	23,715
TEGNA, Inc. (Media)		4.625%	03/15/2028	25,000	21,812
TEGNA, Inc. (Media)		5.000%	09/15/2029	25,000	21,608
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.375%	04/15/2029	50,000	45,584
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.500%	04/15/2031	300,000	269,751
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	355,527
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.650%	01/15/2053	260,000	266,297
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	50,000	47,272
UPC Broadband Finco B.V. (Media)	(b)	4.875%	07/15/2031	200,000	172,946
Urban One, Inc. (Media)	(b)	7.375%	02/01/2028	50,000	45,425
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,200,000	998,407
Virgin Media Finance PLC (Media)	(b)	5.000%	07/15/2030	200,000	165,306
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	325,000	321,387
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	350,000	337,657
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	150,000	144,615
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	325,000	317,718
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	450,000	365,638
Warnermedia Holdings, Inc. (Media)	(b)	4.279%	03/15/2032	600,000	535,678
Warnermedia Holdings, Inc. (Media)	(b)	5.050%	03/15/2042	620,000	518,589
					14,328,841
Consumer Discretionary–1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	46,158
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	175,000	150,062
Academy Ltd. (Specialty Retail)	(b)	6.000%	11/15/2027	50,000	48,771
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	25,000	25,697
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	675,000	614,874
Affinity Interactive (Hotels, Restaurants & Leisure)	(b)	6.875%	12/15/2027	75,000	66,901
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	425,000	395,340
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	825,000	559,253
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	04/01/2025	25,000	24,602
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	50,000	47,323
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	43,800
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	47,955
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	75,000	76,500
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	10/15/2029	50,000	43,725
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,438
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	07/01/2025	50,000	50,011
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	50,000	48,954
Clarios Global LP (Automobiles)	(b)	6.750%	05/15/2025	22,000	22,234
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	175,000	175,656
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.000%	12/14/2026	540,000	486,273
Daimler Truck Finance North America LLC (Automobiles)	(b)	2.375%	12/14/2028	180,000	155,215
Dana Financing Luxembourg SARL (Automobile Components)	(b)	5.750%	04/15/2025	25,000	24,639
Dana, Inc. (Automobile Components)		4.500%	02/15/2032	50,000	39,446
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	125,000	84,329
Garda World Security Corp. (Diversified Consumer Svs.)	(b)	9.500%	11/01/2027	175,000	166,030
Gates Global LLC / Gates Corp. (Automobile Components)	(b)	6.250%	01/15/2026	125,000	122,812
General Motors Co. (Automobiles)		6.125%	10/01/2025	575,000	585,857
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	42,188
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	950,000	789,797
IHO Verwaltungs GmbH (Automobile Components)	(b)(c)	6.000%, 6.750% PIK	05/15/2027	200,000	183,205
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	50,000	43,467
Mohegan Tribal Gaming Authority (Hotels, Restaurants & Leisure)	(b)	8.000%	02/01/2026	150,000	137,250
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	01/15/2027	25,000	23,474
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	4.125%	07/01/2029	25,000	20,847

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(b)	4.875%	11/01/2026	$ 25,000	$ 23,250
Real Hero Merger Sub 2, Inc. (Automobile Components)	(b)	6.250%	02/01/2029	50,000	36,966
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(b)	6.625%	03/01/2030	75,000	66,276
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(b)	8.625%	07/01/2025	50,000	51,188
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	50,097
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	45,131
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	50,000	48,456
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	50,000	45,125
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	42,225
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	25,000	24,299
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	69,750
					5,920,846
Consumer Staples–1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	75,000	74,539
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	6.500%	02/15/2028	25,000	25,063
Alimentation Couche-Tard, Inc. (Consumer Staples Distribution & Retail)	(b)	3.800%	01/25/2050	625,000	461,484
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	800,000	575,315
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	300,000	278,556
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	825,000	614,403
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	75,000	75,973
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	534,981
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	665,065
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	500,000	395,044
Dollar General Corp. (Consumer Staples Distribution & Retail)		3.875%	04/15/2027	575,000	560,778
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	25,000	23,950
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	21,896
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	24,278
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	65,906
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	646,495
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	154,258
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	836,029
Kenvue, Inc. (Personal Care Products)	(b)	5.050%	03/22/2028	310,000	320,383
Kenvue, Inc. (Personal Care Products)	(b)	4.900%	03/22/2033	400,000	413,271
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	36,000	35,537
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	425,000	370,259
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	425,000	346,757
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	44,899
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	567,247
Post Holdings, Inc. (Food Products)	(b)	5.750%	03/01/2027	150,000	146,371
Sysco Corp. (Consumer Staples Distribution & Retail)		4.450%	03/15/2048	725,000	628,340
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	46,188
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	67,654
Unilever Capital Corp. (Personal Care Products)		0.375%	09/14/2023	100,000	98,002
					9,118,921
Energy–2.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	05/15/2026	50,000	50,912
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	03/01/2027	25,000	24,425
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	50,000	48,000
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	70,586
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	03/01/2030	50,000	46,512
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	75,000	73,594
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	50,000	48,000
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	11/01/2026	25,000	24,165
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	100,000	88,250
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	500,000	435,051
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	825,000	798,365
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(b)	7.500%	06/15/2030	25,000	23,500
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	525,000	490,473
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	375,000	364,235
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	50,000	46,451
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	25,000	23,764

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	$ 475,000	$ 359,514
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	50,000	43,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	91,504
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	8.000%	04/01/2029	50,000	51,000
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.625%	10/15/2025	75,000	73,504
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2033	490,000	517,821
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	43,559
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	150,000	113,228
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	675,972
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/30/2028	25,000	24,812
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	461,405
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	400,000	409,672
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	75,000	68,123
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	50,000	42,500
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	41,500
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	57,955
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	655,000	631,385
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	25,000	23,737
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	4.250%	02/15/2030	25,000	22,328
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.000%	02/01/2028	75,000	70,018
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	370,000	245,306
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		4.400%	07/15/2027	400,000	387,547
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	525,000	452,330
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	600,000	521,507
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.250%	01/15/2026	25,000	23,844
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	23,073
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	25,000	23,987
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	75,000	78,857
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	175,000	162,172
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	700,000	542,200
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	50,000	48,672
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	48,916
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	145,042
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	300,000	293,459
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	375,000	350,869
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	425,000	357,980
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	50,000	45,375
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	52,696
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	25,000	22,157
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	49,033
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	47,713
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	23,504
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	10/01/2026	50,000	43,803
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	505,000	454,344
Transocean Titan Financing Ltd. (Energy Equip. & Svs.)	(b)	8.375%	02/01/2028	25,000	25,727
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	150,000	145,792
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	350,000	342,455
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.300%	02/01/2030	50,000	45,515
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	75,000	63,548
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	600,000	575,691
					12,121,934
Financials–6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.000%	10/29/2028	165,000	144,049
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.400%	10/29/2033	350,000	284,104
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	261,669
American Express Co. (Consumer Finance)		3.300%	05/03/2027	825,000	783,751
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	66,375
Ardonagh Midco 2 PLC (Insurance)	(b)(c)	11.500%, 12.750% PIK	01/15/2027	200,000	182,000
AssuredPartners, Inc. (Insurance)	(b)	7.000%	08/15/2025	25,000	24,326
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	100,000	86,400
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(d)	2.015%	02/13/2026	1,625,000	1,522,464
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,900,000	1,609,038
Bank of America Corp. (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 216) (Banks)	(d)	5.015%	07/22/2033	650,000	642,803
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	1,350,000	1,334,475

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, at which point, the rate becomes SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	$ 300,000	$ 292,185
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	352,888
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	200,000	169,146
Capital One Financial Corp. (Rate is fixed until 02/01/2033, at which point, the rate becomes SOFR + 260) (Consumer Finance)	(d)	5.817%	02/01/2034	350,000	338,212
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	425,000	411,040
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes TSFR3M + 116) (Banks)	(d)	3.352%	04/24/2025	825,000	804,046
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,800,000	1,536,315
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	663,085
Comerica, Inc. (Banks)		3.800%	07/22/2026	475,000	408,730
Fidelity National Information Services, Inc. (Financial Services)		4.700%	07/15/2027	300,000	295,324
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	405,000	283,061
Fiserv, Inc. (Financial Services)		3.800%	10/01/2023	450,000	445,807
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	394,479
Fiserv, Inc. (Financial Services)		5.600%	03/02/2033	170,000	176,311
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	299,918
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	507,500
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	200,000	206,002
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	375,000	352,050
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	825,000	787,376
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	355,740
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	775,000	752,527
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,400,000	1,303,639
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	500,000	399,412
GTCR AP Finance, Inc. (Insurance)	(b)	8.000%	05/15/2027	75,000	71,572
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	975,000	925,153
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	375,000	326,728
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, at which point, the rate becomes SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	650,000	596,239
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	293,092
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	457,695
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	900,000	864,708
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	25,000	25,912
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	50,000	50,360
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	525,000	508,224
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	900,000	769,381
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	79,366
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	84,165
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	1,200,000	1,026,061
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, at which point, the rate becomes SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	307,308
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	300,000	298,851
M&T Bank Corp. (Banks)		3.550%	07/26/2023	575,000	565,661
M&T Bank Corp. (Rate is fixed until 01/27/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	400,000	371,439
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	600,000	600,365
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	231,861
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	325,000	324,312
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	775,000	802,659
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(d)	3.772%	01/24/2029	750,000	710,138
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	231,593
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	196,676
Morgan Stanley (Rate is fixed until 07/20/2032, at which point, the rate becomes SOFR + 208) (Capital Markets)	(d)	4.889%	07/20/2033	440,000	432,484
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	63,094
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	50,000	42,250
NFP Corp. (Insurance)	(b)	6.875%	08/15/2028	200,000	171,628
NFP Corp. (Insurance)	(b)	7.500%	10/01/2030	25,000	24,156

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	$ 380,000	$ 405,126
PNC Bank N.A. (Banks)		3.875%	04/10/2025	475,000	459,204
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, at which point, the rate becomes SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	830,000	765,327
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	575,000	435,019
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	97,765
Regions Financial Corp. (Banks)		2.250%	05/18/2025	345,000	317,370
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	2.875%	10/15/2026	50,000	44,750
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	64,391
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	39,693
Ryan Specialty Group LLC (Insurance)	(b)	4.375%	02/01/2030	50,000	43,719
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	348,176
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	175,568
Synovus Bank (Banks)		5.625%	02/15/2028	300,000	269,249
Toyota Motor Credit Corp. (Consumer Finance)		3.950%	06/30/2025	600,000	592,584
Truist Financial Corp. (Rate is fixed until 10/28/2025, at which point, the rate becomes SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	500,000	498,462
Truist Financial Corp. (Rate is fixed until 01/26/2033, at which point, the rate becomes SOFR + 185) (Banks)	(d)	5.122%	01/26/2034	100,000	97,519
U.S. Bancorp (Rate is fixed until 07/22/2032, at which point, the rate becomes SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	550,000	520,728
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	175,000	165,622
USI, Inc. (Insurance)	(b)	6.875%	05/01/2025	200,000	197,000
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	750,000	740,928
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes SOFR + 126) (Banks)	(d)	2.572%	02/11/2031	1,550,000	1,313,529
Wells Fargo & Co. (Rate is fixed until 07/25/2032, at which point, the rate becomes SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	536,867
					38,057,974
Health Care–2.5%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	475,000	471,577
AdaptHealth LLC (Health Care Providers & Svs.)	(b)	4.625%	08/01/2029	25,000	20,815
AdaptHealth LLC (Health Care Providers & Svs.)	(b)	5.125%	03/01/2030	75,000	63,624
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	50,000	42,000
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	600,000	516,976
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	340,000	349,316
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	375,681
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	340,000	353,838
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	710,000	677,055
AstraZeneca PLC (Pharmaceuticals)		1.375%	08/06/2030	225,000	183,417
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	71,063
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	22,375
Bausch Health Americas, Inc. (Pharmaceuticals)	(b)	8.500%	01/31/2027	50,000	22,837
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.125%	02/01/2027	25,000	16,180
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	5.000%	02/15/2029	50,000	19,584
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	6.250%	02/15/2029	50,000	19,959
Bayer U.S. Finance LLC (Pharmaceuticals)	(b)	3.375%	10/08/2024	775,000	753,545
Becton Dickinson & Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	264,000	245,609
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	136,130
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	825,000	574,153
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	245,000	223,778
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	925,000	907,269
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	275,000	249,341
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(b)	3.500%	04/01/2030	25,000	21,971
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	200,000	192,688
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	21,947
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	50,000	30,125
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	75,000	58,834
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	525,000	498,858
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	459,571
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	770,000	526,201
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	530,000	532,661
Embecta Corp. (Health Care Equip. & Supplies)	(b)	6.750%	02/15/2030	50,000	45,500
Garden Spinco Corp. (Health Care Equip. & Supplies)	(b)	8.625%	07/20/2030	25,000	26,711
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)	(b)	6.377%	11/22/2052	405,000	452,805
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	75,000	75,267
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	414,258
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	50,000	44,423

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(b)	6.750%	04/15/2025	$ 50,000	$ 47,448
LifePoint Health, Inc. (Health Care Providers & Svs.)	(b)	5.375%	01/15/2029	75,000	45,849
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	50,000	43,375
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	151,832
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	5.750%	11/01/2028	25,000	17,988
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(b)	5.375%	02/15/2030	50,000	45,259
Prestige Brands, Inc. (Pharmaceuticals)	(b)	5.125%	01/15/2028	75,000	72,703
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	702,000	468,199
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	450,000	436,304
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(b)	3.625%	01/15/2029	50,000	41,095
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	295,538
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	650,000	495,884
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	21,000	20,715
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.875%	01/01/2026	75,000	73,527
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	75,000	71,882
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	22,618
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	350,000	332,203
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4.500%	04/15/2033	500,000	497,123
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	500,000	505,397
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	725,000	517,927
					13,920,808
Industrials–3.1%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	520,000	522,758
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	763,283
Allegion PLC (Building Products)		3.500%	10/01/2029	825,000	745,391
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.625%	07/15/2026	25,000	24,025
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	149,292
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(b)	4.000%	01/15/2028	25,000	22,763
Ashtead Capital, Inc. (Trading Companies & Distributors)	(b)	5.550%	05/30/2033	405,000	400,184
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	700,000	488,787
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.625%	05/01/2027	125,000	114,219
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	951,034
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	250,000	220,628
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	352,333
Burlington Northern Santa Fe LLC (Ground Transportation)		3.000%	04/01/2025	475,000	461,436
Camelot Return Merger Sub, Inc. (Building Products)	(b)	8.750%	08/01/2028	25,000	23,149
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	81,579
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	175,000	148,687
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	59,908
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	67,828
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	625,000	599,988
Cornerstone Building Brands, Inc. (Building Products)	(b)	6.125%	01/15/2029	50,000	35,695
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	50,000	37,130
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	50,000	43,294
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	699,012
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	3.850%	11/15/2024	650,000	636,968
Experian Finance PLC (Professional Svs.)	(b)	4.250%	02/01/2029	350,000	332,098
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	125,000	99,077
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	50,000	44,883
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	50,000	39,750
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	675,392
GXO Logistics, Inc. (Air Freight & Logistics)		2.650%	07/15/2031	670,000	521,154
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	75,000	64,125
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(b)	3.875%	12/15/2028	50,000	43,817
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	440,000	412,839
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	277,412
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	850,000	796,643
Kansas City Southern (Ground Transportation)		3.500%	05/01/2050	675,000	509,978
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	21,625
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	77,250
Masco Corp. (Building Products)		3.500%	11/15/2027	350,000	330,095
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	21,125
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	825,000	783,885
Penske Truck Leasing Co. LP / PTL Finance Corp. (Ground Transportation)	(b)	3.450%	07/01/2024	500,000	486,724
Raytheon Technologies Corp. (Aerospace & Defense)		5.150%	02/27/2033	680,000	707,678
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(b)	6.750%	03/15/2028	25,000	25,746
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(b)	7.750%	03/15/2031	25,000	26,200
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(b)	7.625%	04/01/2026	50,000	48,089

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	$ 75,000	$ 64,687
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	100,000	97,030
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	600,000	573,315
TransDigm, Inc. (Aerospace & Defense)	(b)	6.250%	03/15/2026	75,000	75,068
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	200,000	188,583
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,250
Trident TPI Holdings, Inc. (Machinery)	(b)	9.250%	08/01/2024	75,000	74,242
Trident TPI Holdings, Inc. (Machinery)	(b)	6.625%	11/01/2025	50,000	46,125
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	504,964
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	461,814
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	75,000	71,719
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	24,062
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	22,063
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	35,681
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	573,683
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	6.500%	06/15/2027	50,000	46,866
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	100,000	102,680
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	50,000	43,373
White Cap Parent LLC (Building Products)	(b)(c)	8.250%, 9.000% PIK	03/15/2026	50,000	45,469
Xylem, Inc. (Machinery)		2.250%	01/30/2031	705,000	588,439
					17,660,069
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	574,294
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	355,590
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	175,000	141,900
Boxer Parent Co., Inc. (Software)	(b)	9.125%	03/01/2026	50,000	48,486
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	264,312
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.419%	04/15/2033	510,000	426,722
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	11,367
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	480,000	431,769
Central Parent, Inc. / CDK Global, Inc. (Software)	(b)	7.250%	06/15/2029	75,000	73,716
Cloud Software Group Holdings, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	44,230
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	75,000	68,078
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	50,000	41,465
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	42,688
Fortinet, Inc. (Software)		1.000%	03/15/2026	670,000	601,409
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(b)	5.250%	12/01/2027	50,000	48,656
GoTo Group, Inc. (Software)	(b)	5.500%	09/01/2027	100,000	51,172
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	220,000	214,281
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	525,000	494,604
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	175,000	146,737
Microsoft Corp. (Software)		2.375%	05/01/2023	1,200,000	1,197,804
NCR Corp. (Software)	(b)	5.000%	10/01/2028	25,000	21,974
NCR Corp. (Software)	(b)	5.250%	10/01/2030	50,000	40,819
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	42,089
Oracle Corp. (Software)		6.250%	11/09/2032	600,000	645,331
Oracle Corp. (Software)		3.600%	04/01/2050	700,000	496,506
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	125,000	98,449
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	479,994
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	9.625%	12/01/2032	39,000	43,706
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	44,940
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	350,000	353,324
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	75,000	65,250
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	559,587
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(b)	7.500%	09/01/2025	50,000	37,638
VMware, Inc. (Software)		1.400%	08/15/2026	240,000	212,279
VMware, Inc. (Software)		2.200%	08/15/2031	190,000	150,425
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	465,000	410,855
					8,982,446
Materials–1.0%
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	275,000	260,022
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	775,000	648,657
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(b)	5.250%	08/15/2027	200,000	157,687
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,875
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	25,000	20,688
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	100,000	89,840
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	4.875%	03/01/2031	50,000	45,451
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	275,000	249,903

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	$ 50,000	$ 42,375
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	23,967
Diamond BC B.V. (Chemicals)	(b)	4.625%	10/01/2029	100,000	97,445
Glencore Funding LLC (Metals & Mining)	(b)	1.625%	04/27/2026	475,000	429,739
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	400,000	278,062
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	50,000	43,195
International Flavors & Fragrances, Inc. (Chemicals)	(b)	1.832%	10/15/2027	450,000	381,951
Koppers, Inc. (Chemicals)	(b)	6.000%	02/15/2025	75,000	74,985
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	08/15/2026	50,000	50,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	9.250%	04/15/2027	50,000	46,200
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	50,000	45,750
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	5.375%	01/15/2025	50,000	49,125
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	6.625%	05/13/2027	38,000	38,043
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	675,000	663,982
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(b)	6.750%	05/15/2026	50,000	25,712
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	475,000	452,989
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	46,660
SRS Distribution, Inc. (Construction Materials)	(b)	6.125%	07/01/2029	25,000	21,093
SRS Distribution, Inc. (Construction Materials)	(b)	6.000%	12/01/2029	125,000	103,209
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	150,000	142,458
Trivium Packaging Finance B.V. (Containers & Packaging)	(b)	8.500%	08/15/2027	225,000	204,750
W.R. Grace Holdings LLC (Chemicals)	(b)	4.875%	06/15/2027	25,000	24,098
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	50,000	42,375
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	600,000	573,200
					5,399,486
Real Estate–1.3%
Alexandria Real Estate Equities, Inc. (Office REITs)		1.875%	02/01/2033	930,000	696,673
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	650,000	545,116
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	683,336
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	593,984
Crown Castle, Inc. (Specialized REITs)		3.250%	01/15/2051	800,000	550,757
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	409,683
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	550,000	458,192
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	706,095
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	5.000%	08/15/2027	25,000	22,521
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	41,500
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	206,006
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	800,000	692,466
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	725,000	677,658
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(b)	4.625%	06/15/2025	75,000	72,511
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	464,600
WP Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	322,011
					7,143,109
Utilities–2.2%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	869,188
American Electric Power Co., Inc. (Electric Utilities)		2.031%	03/15/2024	335,000	324,067
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	393,063
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	50,000	47,961
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	307,503
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	42,326
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	21,087
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	400,000	412,558
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	603,365
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	504,917
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	592,824
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	381,199
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	400,000	324,419
Enel Finance International N.V. (Electric Utilities)	(b)	2.250%	07/12/2031	750,000	587,203
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	639,424
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,120,988
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	55,000	45,148
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	212,515
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	450,000	449,902
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	270,000	216,945
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	573,521
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	507,168
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	106,810
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	50,000	49,034

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	$ 25,000	$ 20,000
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	189,606
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	603,397
Sempra Energy (Multi-Utilities)		3.700%	04/01/2029	590,000	547,791
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	1,350,000	1,238,540
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	50,000	48,505
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	21,844
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	71,253
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	25,000	26,272
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	72,811
WEC Energy Group, Inc. (Multi-Utilities)		0.800%	03/15/2024	220,000	210,648
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	165,494
					12,549,296
Total Corporate Bonds (Cost $165,986,137)					$145,203,730

U.S. Government Agency Mortgage-Backed Securities–24.8%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$ 984,524	$ 929,506
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,799,747	2,720,425
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,439,491	1,244,589
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,929,819	3,435,123
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	6,127,524	5,083,317
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	2,089,658	1,731,402
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,180,614	1,019,741
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,570,092	2,959,896
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,573,392	2,955,636
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,614,677	1,394,055
Fannie Mae Pool FN BU3058	2.500%	12/01/2051	2,787,829	2,403,840
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	2,897,607	2,926,743
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	995,356	992,728
Fannie Mae Pool FN BW9916	5.000%	10/01/2052	745,658	744,150
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	975,736	944,042
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,534,926	1,438,859
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,892,154	1,635,809
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,921,291	2,643,127
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,786,100	1,481,526
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,399,776	2,072,396
Fannie Mae Pool FN CA9390	2.500%	03/01/2051	5,427,974	4,679,658
Fannie Mae Pool FN CB1150	3.000%	07/01/2051	1,873,456	1,682,188
Fannie Mae Pool FN CB1867	2.500%	10/01/2051	5,284,778	4,556,165
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	4,699,249	4,685,313
Fannie Mae Pool FN CB3586	3.000%	05/01/2052	3,697,347	3,320,514
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	2,115,863	1,917,248
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,144,232	1,080,305
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	709,517	695,256
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	6,222,651	5,173,189
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	2,777,813	2,510,892
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	3,153,739	2,852,503
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	3,334,171	2,879,854
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,241,213	1,072,278
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	3,120,449	2,928,211
Fannie Mae Pool FN FS2041	2.000%	08/01/2051	3,835,329	3,172,568
Fannie Mae Pool FN FS2099	1.500%	04/01/2052	1,578,373	1,240,835
Fannie Mae Pool FN FS3024	4.000%	09/01/2052	1,607,194	1,537,802
Fannie Mae Pool FN FS3747	5.500%	12/01/2052	489,366	494,287
Fannie Mae Pool FN FS3813	4.500%	11/01/2052	1,289,429	1,264,493
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	4,223,932	3,326,173
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,616,495	1,340,586
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	843,048	806,300
Fannie Mae Pool FN MA4732	4.000%	09/01/2052	1,963,862	1,878,233
Fannie Mae Pool FN MA4804	4.000%	11/01/2052	1,243,516	1,189,297
Fannie Mae Pool FN MA4980	6.000%	04/01/2053	250,000	255,190
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	2,636,482	2,629,217
Freddie Mac Pool FR QF2557	4.500%	10/01/2052	590,389	578,419
Freddie Mac Pool FR QF6796	5.500%	01/01/2053	485,530	490,412
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,182,672	981,245
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	5,718,229	4,743,412
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,328,260	1,929,557

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	$ 2,808,102	$ 2,611,288
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	1,698,372	1,535,385
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	2,094,581	1,817,493
Freddie Mac Pool FR SD0977	3.500%	02/01/2052	5,661,731	5,292,543
Freddie Mac Pool FR SD1966	4.000%	11/01/2052	980,777	938,620
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	743,276	743,476
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	2,059,713	1,621,921
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,595,164	1,323,230
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	2,965,821	2,670,028
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	826,629	791,186
Freddie Mac Pool FR SD8211	2.000%	05/01/2052	7,989,431	6,608,714
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	1,237,151	1,149,639
Freddie Mac Pool FR SD8275	4.500%	12/01/2052	1,240,638	1,215,485
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	722,632	661,354
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,368,758	1,256,430
Total U.S. Government Agency Mortgage-Backed Securities (Cost $153,499,787)				$138,885,302

Investment Companies–6.6%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 06/28/2021, Cost $746,662)	(e)(f)	77,055	$ 671,918
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 05/01/2020 through 03/24/2023, Cost $19,676,492)	(e)(f)	2,147,333	16,985,406
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $19,222,113)	(f)(g)	2,176,961	19,026,642
Total Investment Companies (Cost $39,645,267)			$36,683,966

Asset-Backed / Mortgage-Backed Securities–4.9%		Rate	Maturity	Face Amount	Value
Financials–4.9%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 169,392
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	160,767
BANK 2022-BNK40 A4		3.394%	03/15/2064	660,000	578,700
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	915,791
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	467,056
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	91,046
Chesapeake Funding II LLC 2020-1A D	(b)	2.830%	08/15/2032	150,000	147,170
Ford Credit Auto Owner Trust 2023-1 C	(b)	5.580%	08/15/2035	3,000,000	3,004,959
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	384,178
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	336,580
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	336,495
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	382,929
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,874,627	1,517,057
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	735,221	697,648
HPEFS Equipment Trust 2020-2A D	(b)	2.790%	07/22/2030	750,000	747,269
Invitation Homes 2018-SFR4 B	(b)	ML + 125	01/17/2038	2,999,862	2,979,021
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,385,564	1,177,026
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,856,576	1,514,053
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,870,019	1,513,328
MMAF Equipment Finance LLC 2020-A A5	(b)	1.560%	10/09/2042	750,000	654,352
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	158,172	141,353
PFS Financing Corp. 2020-G B	(b)	1.570%	02/15/2026	310,000	297,640
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	766,258
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	920,658
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	760,594
Santander Consumer Auto Receivables Trust 2020-BA D	(b)	2.140%	12/15/2026	530,000	507,840
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	727,286
Santander Drive Auto Receivables Trust 2023-1 C		5.090%	05/15/2030	2,400,000	2,372,130
Sierra Timeshare 2020-2A A	(b)	1.330%	07/20/2037	193,198	179,687
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	390,799	350,030
Tesla Auto Lease Trust 2020-A C	(b)	1.680%	02/20/2024	97,071	96,858
Tesla Auto Lease Trust 2020-A D	(b)	2.330%	02/20/2024	100,000	99,793
World Omni Auto Receivables Trust 2023-A B		5.030%	05/15/2029	2,420,000	2,430,831
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	237,494
Total Asset-Backed / Mortgage-Backed Securities (Cost $29,753,317)					$27,663,269

Sovereign Debt Issues–0.3%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$ 625,000	$ 598,894

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Sovereign Debt Issues (Continued)		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		4.500%	01/31/2050	$ 775,000	$ 623,938
Republic of Poland Government International Bond		4.000%	01/22/2024	600,000	595,200
Total Sovereign Debt Issues (Cost $2,102,127)					$1,818,032
Total Investments – 98.0% (Cost $603,520,417)	(h)				$548,760,955
Other Assets in Excess of Liabilities – 2.0%					10,976,037
Net Assets – 100.0%				$559,736,992

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.600% at 03/31/2023
ML:	Monthly U.S. LIBOR Rate, 4.858% at 03/31/2023
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 5.193% at 03/31/2023
REITs:	Real Estate Investment Trust
SOFR:	Secured Overnight Financing Rate, 4.870% at 03/31/2023
TSFR3M:	Quarterly CME Term SOFR, 4.909% at 03/31/2023

Footnotes:
(a)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2023. The market value of securities pledged totaled $590,768. See also the following Schedule of Open Futures Contracts.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2023, the value of these securities totaled $45,481,813, or 8.1% of the Portfolio’s net assets.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2023.
(e)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(f)	Represents a security deemed to be restricted. At March 31, 2023, the value of restricted securities in the Portfolio totaled $36,683,966, or 6.6% of the Portfolio’s net assets.
(g)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	300	June 21, 2023	$35,215,484	$36,342,188	$1,126,704	$164,061
CBT 5-Year U.S. Treasury Note - Long	40	June 30, 2023	4,294,461	4,380,313	85,852	9,063
CBT 2-Year U.S. Treasury Note - Long	110	June 30, 2023	22,480,148	22,709,844	229,696	15,469
			$61,990,093	$63,432,345	$1,442,252	$188,593
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	135	June 21, 2023	$(18,363,365)	(19,051,875)	$(688,510)	$(181,406)
CBT 10-Year U.S. Treasury Note - Short	15	June 21, 2023	(1,709,262)	(1,723,828)	(14,566)	(5,156)
			$(20,072,627)	$(20,775,703)	$(703,076)	$(186,562)
Total Futures Contracts			$41,917,466	$42,656,642	$739,176	$2,031
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–99.1%		Shares	Value
Communication Services–8.9%
Activision Blizzard, Inc. (Entertainment)		192,813	$ 16,502,865
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	35,970	3,731,168
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	34,668	3,605,472
AT&T, Inc. (Diversified Telecom. Svs.)		186,480	3,589,740
Charter Communications, Inc. Class A (Media)	(a)	1,841	658,360
Electronic Arts, Inc. (Entertainment)		116,184	13,994,363
Take-Two Interactive Software, Inc. (Entertainment)	(a)	15,121	1,803,935
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	30,183	4,371,706
Verizon Communications, Inc. (Diversified Telecom. Svs.)		443,282	17,239,237
			65,496,846
Consumer Discretionary–6.5%
Amazon.com, Inc. (Broadline Retail)	(a)	8,295	856,791
AutoZone, Inc. (Specialty Retail)	(a)	3,367	8,276,591
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	4,461	7,620,682
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		18,894	6,232,564
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		31,811	4,481,216
McDonald's Corp. (Hotels, Restaurants & Leisure)		36,163	10,111,536
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	6,678	5,669,488
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		35,339	4,667,575
			47,916,443
Consumer Staples–24.5%
Altria Group, Inc. (Tobacco)		62,923	2,807,624
Brown-Forman Corp. Class B (Beverages)		67,022	4,307,504
Campbell Soup Co. (Food Products)		61,457	3,378,906
Church & Dwight Co., Inc. (Household Products)		130,158	11,507,269
Clorox Co. / The (Household Products)		67,468	10,676,136
Colgate-Palmolive Co. (Household Products)		51,997	3,907,574
Conagra Brands, Inc. (Food Products)		223,096	8,379,486
Constellation Brands, Inc. Class A (Beverages)		3,211	725,333
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		15,859	7,879,861
Dollar General Corp. (Consumer Staples Distribution & Retail)		86,576	18,220,785
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	64,366	9,239,739
General Mills, Inc. (Food Products)		143,448	12,259,066
Hershey Co. / The (Food Products)		18,436	4,690,303
Hormel Foods Corp. (Food Products)		154,567	6,164,132
J.M. Smucker Co. / The (Food Products)		47,291	7,442,185
Kellogg Co. (Food Products)		134,049	8,975,921
Kimberly-Clark Corp. (Household Products)		52,257	7,013,934
Kroger Co. / The (Consumer Staples Distribution & Retail)		276,399	13,645,819
McCormick & Co., Inc. (Food Products)		12,824	1,067,085
Mondelez International, Inc. Class A (Food Products)		30,565	2,130,992
Monster Beverage Corp. (Beverages)	(a)	63,464	3,427,691
PepsiCo, Inc. (Beverages)		7,383	1,345,921
Procter & Gamble Co. / The (Household Products)		12,258	1,822,642
Tyson Foods, Inc. Class A (Food Products)		81,629	4,842,232
Walmart, Inc. (Consumer Staples Distribution & Retail)		160,691	23,693,888
			179,552,028
Financials–8.2%
Aon PLC Class A (Insurance)		9,616	3,031,829
Arch Capital Group Ltd. (Insurance)	(a)	75,147	5,100,227
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arthur J. Gallagher & Co. (Insurance)		8,694	$ 1,663,249
Assurant, Inc. (Insurance)		31,499	3,782,085
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	44,697	13,801,093
Brown & Brown, Inc. (Insurance)		80,047	4,596,299
CBOE Global Markets, Inc. (Capital Markets)		23,797	3,194,509
FactSet Research Systems, Inc. (Capital Markets)		9,428	3,913,468
Fiserv, Inc. (Financial Services)	(a)	16,631	1,879,802
FleetCor Technologies, Inc. (Financial Services)	(a)	4,064	856,894
Globe Life, Inc. (Insurance)		7,641	840,663
Intercontinental Exchange, Inc. (Capital Markets)		22,157	2,310,753
Jack Henry & Associates, Inc. (Financial Services)		24,489	3,690,982
Loews Corp. (Insurance)		94,977	5,510,566
Marsh & McLennan Cos., Inc. (Insurance)		26,817	4,466,371
Moody's Corp. (Capital Markets)		523	160,048
Nasdaq, Inc. (Capital Markets)		8,731	477,324
S&P Global, Inc. (Capital Markets)		1,128	388,901
W.R. Berkley Corp. (Insurance)		12,247	762,498
			60,427,561
Health Care–23.3%
AbbVie, Inc. (Biotechnology)		124,669	19,868,498
Baxter International, Inc. (Health Care Equip. & Supplies)		102,971	4,176,504
Becton Dickinson & Co. (Health Care Equip. & Supplies)		64,656	16,004,946
Biogen, Inc. (Biotechnology)	(a)	1,704	473,763
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	38,116	1,906,943
Bristol-Myers Squibb Co. (Pharmaceuticals)		314,845	21,821,907
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		13,611	5,081,803
CVS Health Corp. (Health Care Providers & Svs.)		4,569	339,522
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4,118	334,011
Gilead Sciences, Inc. (Biotechnology)		261,276	21,678,070
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	59,917	4,885,632
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	24,918	2,010,883
Humana, Inc. (Health Care Providers & Svs.)		8,762	4,253,600
Incyte Corp. (Biotechnology)	(a)	85,107	6,150,683
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	1,957	389,228
Johnson & Johnson (Pharmaceuticals)		130,860	20,283,300
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)		23,629	5,420,965
McKesson Corp. (Health Care Providers & Svs.)		2,676	952,790
Merck & Co., Inc. (Pharmaceuticals)		164,825	17,535,732
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	165	252,485
Pfizer, Inc. (Pharmaceuticals)		145,033	5,917,346
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		49,187	6,958,977
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	231	189,806
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,095	1,920,352
Waters Corp. (Life Sciences Tools & Svs.)	(a)	6,385	1,976,987
			170,784,733
Industrials–11.0%
AMETEK, Inc. (Electrical Equip.)		67,338	9,786,231
Broadridge Financial Solutions, Inc. (Professional Svs.)		6,896	1,010,747
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		54,738	5,439,315

(continued)

Ohio National Fund, Inc.	ON U.S. Low Volatility Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Copart, Inc. (Commercial Svs. & Supplies)	(a)	23,532	$ 1,769,842
Dover Corp. (Machinery)		10,775	1,637,153
Expeditors International of Washington, Inc. (Air Freight & Logistics)		29,247	3,220,680
Fortive Corp. (Machinery)		63,506	4,329,204
IDEX Corp. (Machinery)		22,861	5,281,577
Illinois Tool Works, Inc. (Machinery)		3,986	970,392
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,134	198,972
Jacobs Solutions, Inc. (Professional Svs.)		387	45,476
L3Harris Technologies, Inc. (Aerospace & Defense)		3,248	637,387
Leidos Holdings, Inc. (Professional Svs.)		62,482	5,752,093
Lockheed Martin Corp. (Aerospace & Defense)		24,070	11,378,611
Nordson Corp. (Machinery)		23,892	5,310,236
Northrop Grumman Corp. (Aerospace & Defense)		6,051	2,793,868
Old Dominion Freight Line, Inc. (Ground Transportation)		340	115,886
Otis Worldwide Corp. (Machinery)		6,224	525,306
Republic Services, Inc. (Commercial Svs. & Supplies)		58,174	7,866,288
Southwest Airlines Co. (Passenger Airlines)		26,240	853,850
Verisk Analytics, Inc. (Professional Svs.)		23,790	4,564,349
Waste Management, Inc. (Commercial Svs. & Supplies)		41,444	6,762,417
			80,249,880
Information Technology–13.2%
Akamai Technologies, Inc. (IT Svs.)	(a)	60,640	4,748,112
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		7,167	585,687
Apple, Inc. (Tech. Hardware, Storage & Periph.)		199,861	32,957,079
Cognizant Technology Solutions Corp. Class A (IT Svs.)		4,888	297,826
F5, Inc. (Communications Equip.)	(a)	8,940	1,302,469
First Solar, Inc. (Semiconductors & Equip.)	(a)	4,148	902,190
Gartner, Inc. (IT Svs.)	(a)	3,412	1,111,527
Gen Digital, Inc. (Software)		170,498	2,925,746
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
International Business Machines Corp. (IT Svs.)		23,447	$ 3,073,667
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,977	1,611,086
Microsoft Corp. (Software)		92,932	26,792,296
Roper Technologies, Inc. (Software)		13,308	5,864,702
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,738	2,566,952
Tyler Technologies, Inc. (Software)	(a)	616	218,458
VeriSign, Inc. (IT Svs.)	(a)	49,888	10,542,831
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	3,549	1,128,582
			96,629,210
Materials–0.3%
Newmont Corp. (Metals & Mining)		34,178	1,675,405
Sherwin-Williams Co. / The (Chemicals)		880	197,798
			1,873,203
Real Estate–0.4%
Public Storage (Specialized REITs)		9,892	2,988,769
Utilities–2.8%
Ameren Corp. (Multi-Utilities)		7,744	669,004
American Electric Power Co., Inc. (Electric Utilities)		8,755	796,618
Atmos Energy Corp. (Gas Utilities)		31,315	3,518,553
CMS Energy Corp. (Multi-Utilities)		56,392	3,461,341
Consolidated Edison, Inc. (Multi-Utilities)		44,499	4,257,219
DTE Energy Co. (Multi-Utilities)		22,973	2,516,462
Duke Energy Corp. (Electric Utilities)		16,591	1,600,534
Evergy, Inc. (Electric Utilities)		13,052	797,738
NiSource, Inc. (Multi-Utilities)		94,251	2,635,258
Southern Co. / The (Electric Utilities)		4,775	332,245
			20,584,972
Total Common Stocks (Cost $706,522,889)			$726,503,645
Total Investments – 99.1% (Cost $706,522,889)	(b)		$726,503,645
Other Assets in Excess of Liabilities – 0.9%			6,696,198
Net Assets – 100.0%			$733,199,843

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trust

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Relative Value Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Common Stocks–93.3%		Shares	Value
Communication Services–3.7%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	24,812	$ 2,580,448
Comcast Corp. Class A (Media)		56,760	2,151,772
			4,732,220
Consumer Discretionary–6.5%
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	419	1,111,360
BorgWarner, Inc. (Automobile Components)		28,171	1,383,478
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		9,015	1,056,468
D.R. Horton, Inc. (Household Durables)		4,706	459,729
LKQ Corp. (Distributors)		24,597	1,396,126
Lowe's Cos., Inc. (Specialty Retail)		9,747	1,949,107
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,872	1,021,494
			8,377,762
Consumer Staples–7.4%
Kraft Heinz Co. / The (Food Products)		12,773	493,932
Kroger Co. / The (Consumer Staples Distribution & Retail)		10,056	496,465
Philip Morris International, Inc. (Tobacco)		59,172	5,754,477
Target Corp. (Consumer Staples Distribution & Retail)		17,075	2,828,132
			9,573,006
Energy–6.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		15,089	2,461,921
ConocoPhillips (Oil, Gas & Consumable Fuels)		12,589	1,248,955
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		15,721	1,802,098
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		30,442	1,088,301
Phillips 66 (Oil, Gas & Consumable Fuels)		20,604	2,088,834
			8,690,109
Financials–21.0%
American International Group, Inc. (Insurance)		19,632	988,668
Axis Capital Holdings Ltd. (Insurance)		38,951	2,123,609
Bank OZK (Banks)		30,057	1,027,949
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	17,086	5,275,644
Goldman Sachs Group, Inc. / The (Capital Markets)		3,038	993,760
Houlihan Lokey, Inc. (Capital Markets)		16,525	1,445,772
JPMorgan Chase & Co. (Banks)		30,094	3,921,549
Mastercard, Inc. Class A (Financial Services)		11,559	4,200,656
MetLife, Inc. (Insurance)		17,026	986,486
Nasdaq, Inc. (Capital Markets)		15,701	858,374
PayPal Holdings, Inc. (Financial Services)	(a)	28,020	2,127,839
Raymond James Financial, Inc. (Capital Markets)		5,135	478,941
Wells Fargo & Co. (Banks)		69,741	2,606,919
			27,036,166
Health Care–18.3%
Amgen, Inc. (Biotechnology)		13,987	3,381,357
Cigna Group / The (Health Care Providers & Svs.)		8,319	2,125,754
Elevance Health, Inc. (Health Care Providers & Svs.)		11,006	5,060,669
Gilead Sciences, Inc. (Biotechnology)		52,334	4,342,152
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		12,949	1,832,025
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,683	$ 3,026,211
Roche Holding AG – ADR (Pharmaceuticals)		106,648	3,824,397
			23,592,565
Industrials–18.0%
Acuity Brands, Inc. (Electrical Equip.)		4,160	760,157
Builders FirstSource, Inc. (Building Products)	(a)	11,970	1,062,697
Curtiss-Wright Corp. (Aerospace & Defense)		5,264	927,833
EMCOR Group, Inc. (Construction & Engineering)		6,680	1,086,101
Emerson Electric Co. (Electrical Equip.)		13,861	1,207,848
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,053	886,796
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		26,580	1,503,896
Leidos Holdings, Inc. (Professional Svs.)		5,185	477,331
Maximus, Inc. (Professional Svs.)		20,890	1,644,043
Middleby Corp. / The (Machinery)	(a)	5,157	756,068
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		9,256	777,504
nVent Electric PLC (Electrical Equip.)		49,864	2,141,160
PACCAR, Inc. (Machinery)		30,624	2,241,677
Raytheon Technologies Corp. (Aerospace & Defense)		34,309	3,359,880
Robert Half International, Inc. (Professional Svs.)		17,501	1,410,056
Textron, Inc. (Aerospace & Defense)		28,073	1,982,796
Westinghouse Air Brake Technologies Corp. (Machinery)		8,686	877,807
			23,103,650
Information Technology–7.7%
Accenture PLC Class A (IT Svs.)		7,095	2,027,822
Cisco Systems, Inc. (Communications Equip.)		70,622	3,691,765
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,246	1,016,814
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,066	979,538
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,784	1,078,571
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		11,339	1,054,754
			9,849,264
Materials–1.1%
BHP Group Ltd. – ADR (Metals & Mining)		10,355	656,611
Mosaic Co. / The (Chemicals)		17,738	813,819
			1,470,430
Real Estate–2.2%
Weyerhaeuser Co. (Specialized REITs)		93,734	2,824,205
Utilities–0.6%
IDACORP, Inc. (Electric Utilities)		7,428	804,675
Total Common Stocks (Cost $117,563,945)			$120,054,052
Total Investments – 93.3% (Cost $117,563,945)	(b)		$120,054,052
Other Assets in Excess of Liabilities – 6.7%			8,565,996
Net Assets – 100.0%			$128,620,048

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trust

Ohio National Fund, Inc.	ON AB Relative Value Portfolio (Continued)
Schedule of Investments	March 31, 2023 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Exchange Traded Funds–91.3%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		1,323,411	$ 66,501,403
iShares Core MSCI EAFE ETF		545,475	36,465,004
iShares Core MSCI Emerging Markets ETF		318,808	15,554,642
iShares Core S&P 500 ETF		208,674	85,781,708
iShares Core U.S. Aggregate Bond ETF		2,293,298	228,504,213
iShares iBoxx $ Investment Grade Corporate Bond ETF		224,187	24,573,137
iShares MSCI EAFE ETF		332,276	23,764,380
iShares MSCI Emerging Markets ETF		138,370	5,460,080
iShares Russell 1000 ETF		286,513	64,531,323
iShares Russell 1000 Value ETF		78,890	12,011,791
Total Exchange Traded Funds (Cost $555,498,735)			$563,147,681
Total Investments – 91.3% (Cost $555,498,735)	(a)		$563,147,681
Other Assets in Excess of Liabilities – 8.7%	(b)		53,408,906
Net Assets – 100.0%			$616,556,587

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $6,000,347 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	41	June 8, 2023	$5,985,633	$6,186,669	$201,036	$56,975
MOD S&P TSX 60 Index - Long	57	June 15, 2023	9,944,882	10,199,689	254,807	76,035
EUR Currency Future - Long	98	June 16, 2023	12,999,693	13,356,788	357,272	(62,476)
MSCI EAFE Index - Long	198	June 16, 2023	20,089,747	20,755,350	665,603	87,120
CME E-mini S&P 500 Index - Long	188	June 16, 2023	36,575,486	38,894,850	2,319,364	542,850
MSCI Emerging Markets Index - Long	273	June 16, 2023	13,110,069	13,588,575	478,506	(32,760)
CAD Currency Future - Long	117	June 20, 2023	8,513,864	8,656,830	142,966	(8,775)
CBT 10-Year U.S. Treasury Note - Long	387	June 21, 2023	43,399,684	44,474,766	1,075,082	133,031
			$150,619,058	$156,113,517	$5,494,636	$792,000
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	June 16, 2023	$(1,202,910)	$(1,238,656)	$(35,746)	$2,438
EUR Currency Future - Short	3	June 16, 2023	(397,906)	(408,881)	(10,975)	1,913
CBT U.S. Ultra Bond - Short	45	June 21, 2023	(6,131,044)	(6,350,625)	(219,581)	(60,469)
CBT 5-Year U.S. Treasury Note - Short	226	June 30, 2023	(24,867,791)	(24,748,766)	119,025	(51,203)
			$(32,599,651)	$(32,746,928)	$(147,277)	$(107,321)
Total Futures Contracts			$118,019,407	$123,366,589	$5,347,359	$684,679
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Moderate Growth Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Exchange Traded Funds–91.3%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		235,963	$ 11,857,141
iShares Core MSCI EAFE ETF		766,707	51,254,363
iShares Core MSCI Emerging Markets ETF		460,888	22,486,726
iShares Core S&P 500 ETF		305,230	125,473,948
iShares Core U.S. Aggregate Bond ETF		1,711,512	170,535,056
iShares MSCI EAFE ETF		184,758	13,213,892
iShares MSCI Emerging Markets ETF		115,281	4,548,988
iShares Russell 1000 ETF		205,454	46,274,404
iShares Russell 1000 Value ETF		63,657	9,692,415
Total Exchange Traded Funds (Cost $411,886,143)			$455,336,933
Total Investments – 91.3% (Cost $411,886,143)	(a)		$455,336,933
Other Assets in Excess of Liabilities – 8.7%	(b)		43,202,802
Net Assets – 100.0%			$498,539,735

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $4,352,280 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	33	June 8, 2023	$4,817,805	$4,979,514	$161,709	$45,858
MOD S&P TSX 60 Index - Long	59	June 15, 2023	10,293,827	10,557,573	263,746	78,703
EUR Currency Future - Long	78	June 16, 2023	10,347,250	10,630,913	283,663	(49,695)
MSCI EAFE Index - Long	177	June 16, 2023	17,959,016	18,554,025	595,009	77,880
CME E-mini S&P 500 Index - Long	133	June 16, 2023	26,034,808	27,516,038	1,481,230	347,284
MSCI Emerging Markets Index - Long	184	June 16, 2023	8,836,090	9,158,600	322,510	(22,080)
CAD Currency Future - Long	92	June 20, 2023	6,686,147	6,807,080	120,933	(6,900)
			$84,974,943	$88,203,743	$3,228,800	$471,050
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	35	June 21, 2023	$(4,768,589)	$(4,939,375)	$(170,786)	$(47,031)
CBT 5-Year U.S. Treasury Note - Short	176	June 30, 2023	(19,366,067)	(19,273,375)	92,692	(39,875)
			$(24,134,656)	$(24,212,750)	$(78,094)	$(86,906)
Total Futures Contracts			$60,840,287	$63,990,993	$3,150,706	$384,144
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Growth Portfolio
Schedule of Investments	March 31, 2023 (Unaudited)
Exchange Traded Funds–94.2%		Shares	Value
BlackRock Ultra Short-Term Bond ETF		290,579	$ 14,601,595
iShares Core MSCI EAFE ETF		1,078,444	72,093,981
iShares Core MSCI Emerging Markets ETF		611,134	29,817,228
iShares Core S&P 500 ETF		419,468	172,434,905
iShares Core U.S. Aggregate Bond ETF		634,156	63,187,304
iShares MSCI EAFE ETF		143,348	10,252,249
iShares MSCI Emerging Markets ETF		94,839	3,742,347
iShares Russell 1000 ETF		164,834	37,125,562
iShares Russell 1000 Value ETF		56,164	8,551,530
Total Exchange Traded Funds (Cost $366,041,376)			$411,806,701
Total Investments – 94.2% (Cost $366,041,376)	(a)		$411,806,701
Other Assets in Excess of Liabilities – 5.8%	(b)		25,140,394
Net Assets – 100.0%			$436,947,095

Percentages are stated as a percent of net assets.

Abbreviations:
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(b)	Includes $3,570,202 of cash pledged as collateral for the futures contracts outstanding at March 31, 2023. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2023 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
OSE TOPIX Index - Long	28	June 8, 2023	$4,087,945	$4,225,042	$137,097	$38,910
MOD S&P TSX 60 Index - Long	76	June 15, 2023	13,259,843	13,599,586	339,743	101,379
EUR Currency Future - Long	68	June 16, 2023	9,020,548	9,267,975	247,427	(43,425)
MSCI EAFE Index - Long	124	June 16, 2023	12,581,458	12,998,300	416,842	54,560
CME E-mini S&P 500 Index - Long	83	June 16, 2023	16,245,902	17,171,662	925,760	217,045
MSCI Emerging Markets Index - Long	126	June 16, 2023	6,050,801	6,271,650	220,849	(76,921)
CAD Currency Future - Long	157	June 20, 2023	11,410,231	11,616,430	206,199	(11,775)
			$72,656,728	$75,150,645	$2,493,917	$279,773
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	30	June 21, 2023	$(4,087,362)	$(4,233,750)	$(146,388)	$(40,313)
CBT 5-Year U.S. Treasury Note - Short	153	June 30, 2023	(16,835,275)	(16,754,695)	80,580	(34,664)
			$(20,922,637)	$(20,988,445)	$(65,808)	$(74,977)
Total Futures Contracts			$51,734,091	$54,162,200	$2,428,109	$204,796
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2023 (Unaudited)
Open-End Mutual Funds–37.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	80,198	$ 2,126,039
DFA International Core Equity Portfolio Institutional	440,112	6,381,632
PIMCO Low Duration Institutional	2,795,879	25,582,292
PIMCO Total Return Institutional	3,209,797	27,700,549
Vanguard International Growth Fund Admiral Class	20,882	2,123,682
Western Asset Core Plus Bond IS	1,557,580	14,921,617
Total Open-End Mutual Funds		$78,835,811
Total Investments in Securities of Unaffiliated Issuers – 37.1% (Cost $87,871,718)		$78,835,811
Total Investments in Affiliates – 62.9% (Cost $139,934,785) (see schedule below)		133,791,966
Liabilities in Excess of Other Assets – 0.0%		(90,092)
Net Assets – 100.0%		$212,537,685

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2023	Value at March 31, 2023
Open-End Mutual Funds – 62.9%
Fidelity Advisor® Real Estate I	(a)	$2,132,671	$80,971	$158,293	$1,089	$67,244	131,497	$2,123,682
ON AB Mid Cap Core Portfolio	(a)	2,132,671	86,628	192,795	(115,120)	212,298	80,995	2,123,682
ON AB Relative Value Portfolio	(a)	2,132,671	70,027	93,115	4,055	10,044	210,474	2,123,682
ON AB Small Cap Portfolio	(a)	2,132,671	96,659	252,219	(342,142)	488,713	187,604	2,123,682
ON BlackRock Advantage International Equity Portfolio	(a)	8,530,683	17,656	757,624	(21,673)	725,686	588,278	8,494,728
ON BlackRock Advantage Large Cap Core Portfolio	(a)	4,265,341	13,983	345,596	(33,717)	347,353	153,334	4,247,364
ON BlackRock Advantage Large Cap Value Portfolio	(a)	6,398,012	141,856	290,989	53,381	68,786	383,567	6,371,046
ON Bond Portfolio	(a)	17,061,365	2,798	697,966	(41,051)	664,310	1,013,086	16,989,456
ON Federated Core Plus Bond Portfolio	(a)	31,990,060	24,613	1,018,359	(116,019)	974,935	3,512,153	31,855,230
ON Federated High Income Bond Portfolio	(a)	10,663,353	8,597	427,833	(6,665)	380,958	570,576	10,618,410
ON Nasdaq-100® Index Portfolio	(a)	2,132,671	3,254	429,228	(198,543)	615,528	141,202	2,123,682
ON S&P 500® Index Portfolio	(a)	29,857,389	93,812	2,408,500	462,694	1,726,153	848,988	29,731,548
ON S&P MidCap 400® Index Portfolio	(a)	14,928,694	722,838	1,398,198	189,667	422,773	766,277	14,865,774
Total Open-End Mutual Funds					$(164,044)	$6,704,781		$133,791,966

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2023 (Unaudited)
Open-End Mutual Funds–31.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	605,177	$ 16,043,246
DFA International Core Equity Portfolio Institutional	2,767,659	40,131,059
PIMCO Low Duration Institutional	7,032,483	64,347,221
PIMCO Total Return Institutional	8,384,142	72,355,145
Vanguard International Growth Fund Admiral Class	157,576	16,025,474
Western Asset Core Plus Bond IS	4,197,615	40,213,150
Total Open-End Mutual Funds		$249,115,295
Total Investments in Securities of Unaffiliated Issuers – 31.1% (Cost $273,359,614)		$249,115,295
Total Investments in Affiliates – 68.9% (Cost $567,194,884) (see schedule below)		552,878,853
Liabilities in Excess of Other Assets – 0.0%		(328,924)
Net Assets – 100.0%		$801,665,224

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2023	Value at March 31, 2023
Open-End Mutual Funds – 68.9%
Fidelity Advisor® Real Estate I	(a)	$7,875,979	$254,281	$356,527	$(62,604)	$301,608	496,145	$8,012,737
ON AB Mid Cap Core Portfolio	(a)	7,875,979	200,039	407,977	(224,453)	569,149	305,596	8,012,737
ON AB Relative Value Portfolio	(a)	31,503,917	652,467	270,341	10,353	154,552	3,176,506	32,050,948
ON AB Small Cap Portfolio	(a)	7,875,979	199,649	590,366	(875,888)	1,403,363	707,839	8,012,737
ON BlackRock Advantage International Equity Portfolio	(a)	55,131,854	—	3,606,496	(262,964)	4,826,765	3,884,291	56,089,159
ON BlackRock Advantage Large Cap Core Portfolio	(a)	15,751,958	—	883,685	(121,460)	1,278,661	578,537	16,025,474
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	7,875,979	—	960,355	(3,016,416)	4,113,529	1,066,942	8,012,737
ON BlackRock Advantage Large Cap Value Portfolio	(a)	31,503,917	225,202	242,739	(23,756)	588,324	1,929,618	32,050,948
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	15,751,958	352,006	1,111,929	(462,736)	1,496,175	814,716	16,025,474
ON Bond Portfolio	(a)	47,255,875	294,940	1,216,029	(72,367)	1,814,003	2,866,811	48,076,422
ON Federated Core Plus Bond Portfolio	(a)	78,759,792	853,049	1,620,710	(182,577)	2,317,816	8,834,330	80,127,370
ON Federated High Income Bond Portfolio	(a)	23,627,938	114,449	537,565	(3,262)	836,651	1,291,682	24,038,211
ON Nasdaq-100® Index Portfolio	(a)	7,875,979	—	1,423,372	(654,608)	2,214,738	532,762	8,012,737
ON S&P 500® Index Portfolio	(a)	126,015,667	—	7,048,272	937,319	8,299,078	3,660,874	128,203,792
ON S&P MidCap 400® Index Portfolio	(a)	78,759,792	2,563,527	4,264,611	519,201	2,549,461	4,130,277	80,127,370
Total Open-End Mutual Funds					$(4,496,218)	$32,763,873		$552,878,853

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2023 (Unaudited)
Open-End Mutual Funds–22.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,118,563	$ 29,653,092
DFA International Core Equity Portfolio Institutional	7,161,799	103,846,086
PIMCO Low Duration Institutional	4,874,364	44,600,430
PIMCO Total Return Institutional	8,609,101	74,296,543
Vanguard International Growth Fund Admiral Class	291,254	29,620,538
Western Asset Core Plus Bond IS	4,654,983	44,594,739
Total Open-End Mutual Funds		$326,611,428
Total Investments in Securities of Unaffiliated Issuers – 22.0% (Cost $346,844,640)		$326,611,428
Total Investments in Affiliates – 78.0% (Cost $1,213,342,971) (see schedule below)		1,155,200,975
Liabilities in Excess of Other Assets – 0.0%		(494,122)
Net Assets – 100.0%		$1,481,318,281

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2023	Value at March 31, 2023
Open-End Mutual Funds – 78.0%
Fidelity Advisor® Real Estate I	(a)	$14,450,992	$513,683	$585,555	$(107,576)	$538,725	917,045	$14,810,269
ON AB Mid Cap Core Portfolio	(a)	14,450,992	359,639	626,686	(348,431)	974,755	564,846	14,810,269
ON AB Relative Value Portfolio	(a)	72,254,959	1,693,618	257,245	7,286	352,726	7,339,083	74,051,344
ON AB Small Cap Portfolio	(a)	28,901,984	706,238	1,910,939	(3,218,916)	5,142,171	2,616,655	29,620,538
ON BlackRock Advantage International Equity Portfolio	(a)	115,607,935	—	6,681,457	(520,719)	10,076,392	8,205,135	118,482,151
ON BlackRock Advantage Large Cap Core Portfolio	(a)	57,803,968	119,067	2,932,243	(419,134)	4,669,418	2,138,667	59,241,076
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	28,901,984	—	3,319,274	(7,696,562)	11,734,390	3,944,146	29,620,538
ON BlackRock Advantage Large Cap Value Portfolio	(a)	86,705,951	1,039,251	424,381	(8,576)	1,549,368	5,349,886	88,861,613
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	43,352,976	906,430	2,658,057	(1,112,863)	3,942,321	2,258,811	44,430,807
ON Bond Portfolio	(a)	57,803,968	520,715	1,208,476	(73,200)	2,198,069	3,532,563	59,241,076
ON Federated Core Plus Bond Portfolio	(a)	101,156,943	1,728,785	1,942,259	(217,940)	2,946,353	11,430,196	103,671,882
ON Federated High Income Bond Portfolio	(a)	28,901,984	251,033	550,706	(6,071)	1,024,298	1,591,646	29,620,538
ON Nasdaq-100® Index Portfolio	(a)	28,901,984	—	5,026,148	(1,570,315)	7,315,017	1,969,451	29,620,538
ON S&P 500® Index Portfolio	(a)	274,568,846	110,212	13,420,276	1,710,679	18,425,648	8,035,269	281,395,109
ON S&P MidCap 400® Index Portfolio	(a)	173,411,903	5,629,885	7,998,403	952,391	5,727,451	9,160,991	177,723,227
Total Open-End Mutual Funds					$(12,629,947)	$76,617,102		$1,155,200,975

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2023 (Unaudited)
Open-End Mutual Funds–17.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	385,563	$ 10,221,284
DFA International Core Equity Portfolio Institutional	2,115,941	30,681,147
PIMCO Low Duration Institutional	373,351	3,416,166
PIMCO Total Return Institutional	791,318	6,829,070
Vanguard International Growth Fund Admiral Class	66,929	6,806,639
Total Open-End Mutual Funds		$57,954,306
Total Investments in Securities of Unaffiliated Issuers – 17.0% (Cost $59,219,019)		$57,954,306
Total Investments in Affiliates – 83.0% (Cost $301,494,788) (see schedule below)		282,475,524
Liabilities in Excess of Other Assets – 0.0%		(129,817)
Net Assets – 100.0%		$340,300,013

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2023 (Unaudited)

Affiliate		Value at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2023	Value at March 31, 2023
Open-End Mutual Funds – 83.0%
Fidelity Advisor® Real Estate I	(a)	$3,310,339	$97,625	$104,734	$(18,893)	$118,983	210,732	$3,403,320
ON AB Mid Cap Core Portfolio	(a)	3,310,339	86,035	138,679	(74,244)	219,869	129,799	3,403,320
ON AB Relative Value Portfolio	(a)	19,862,033	470,007	11,990	72	99,795	2,023,778	20,419,917
ON AB Small Cap Portfolio	(a)	9,931,016	278,492	670,952	(1,400,841)	2,072,244	901,940	10,209,959
ON BlackRock Advantage International Equity Portfolio	(a)	36,413,727	2,036	1,995,831	(151,327)	3,167,910	2,592,556	37,436,515
ON BlackRock Advantage Large Cap Core Portfolio	(a)	19,862,033	18,613	919,680	(139,218)	1,598,169	737,181	20,419,917
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	6,620,678	2,827	743,924	(1,641,055)	2,568,113	906,343	6,806,639
ON BlackRock Advantage Large Cap Value Portfolio	(a)	23,172,371	246,396	8,555	(329)	413,354	1,434,271	23,823,237
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	13,241,355	331,997	835,893	(335,738)	1,211,557	692,083	13,613,278
ON Bond Portfolio	(a)	6,620,678	62,137	119,790	(4,343)	247,957	405,882	6,806,639
ON Federated Core Plus Bond Portfolio	(a)	9,931,016	171,669	161,080	(8,767)	277,121	1,125,684	10,209,959
ON Federated High Income Bond Portfolio	(a)	3,310,339	27,931	51,752	(2,790)	119,592	182,876	3,403,320
ON Nasdaq-100® Index Portfolio	(a)	9,931,016	—	1,702,508	(523,969)	2,505,420	678,854	10,209,959
ON S&P 500® Index Portfolio	(a)	62,896,437	33,040	2,874,221	447,993	4,159,822	1,846,461	64,663,071
ON S&P MidCap 400® Index Portfolio	(a)	46,344,743	1,584,108	2,100,365	312,744	1,505,244	2,456,004	47,646,474
Total Open-End Mutual Funds					$(3,540,705)	$20,285,150		$282,475,524

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2023.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2023 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.
■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).
■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).
■	ON AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.
■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.
■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.
■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.
■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.
■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.
■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S& P MidCap 400® Index.
■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).
■	ON U.S. Low Volatility Portfolio (formerly ON Janus Henderson U.S. Low Volatility Portfolio) - Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S&P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500®Index over the long-term with lower absolute volatility.
■	ON AB Relative Value Portfolio - Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.
■	ON iShares Managed Risk Balanced Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.
■	ON iShares Managed Risk Moderate Growth Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 65% of its assets in equity investments and 35% of its assets in fixed income investments.
■	ON iShares Managed Risk Growth Portfolio[1] - Income and capital appreciation by investing in underlying exchange traded funds (“ETFs”) and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio expects to allocate 85% of its assets in equity investments and 15% of its assets in fixed income investments.
■	ON Moderately Conservative Model Portfolio[2] – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.
■	ON Balanced Model Portfolio[2] – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.
■	ON Moderate Growth Model Portfolio[2] – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.
■	ON Growth Model Portfolio[2] – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

[1]	Collectively, the "ON iShares Managed Risk Portfolios".
[2]	Collectively, the "ON Model Portfolios".
The ON iShares Managed Risk Portfolios and the ON Model Portfolios are each a “Fund of Funds”, which means each Portfolio invests primarily in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjust the investment allocation to allow the Portfolio to achieve its investment objective.
Additional detail regarding Portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of Ohio National Fund, Inc.  There are no assurances that these objectives will be met.  Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON BlackRock Advantage Large Cap Growth	82,000,000
ON BlackRock Balanced Allocation	25,000,000	ON Risk Managed Balanced	170,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Federated Core Plus Bond	115,000,000
ON Janus Henderson Forty	74,000,000	ON U.S. Low Volatility	155,000,000
ON AB Small Cap	17,000,000	ON AB Relative Value	25,000,000
ON AB Mid Cap Core	6,000,000	ON iShares Managed Risk Balanced	123,000,000
ON S&P 500® Index	50,000,000	ON iShares Managed Risk Moderate Growth	95,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON iShares Managed Risk Growth	80,000,000
ON Federated High Income Bond	13,000,000	ON Moderately Conservative Model	28,000,000
ON Nasdaq-100® Index	27,000,000	ON Balanced Model	97,000,000
ON BlackRock Advantage Large Cap Core	19,000,000	ON Moderate Growth Model	170,000,000
ON BlackRock Advantage Small Cap Growth	12,000,000	ON Growth Model	38,000,000
ON S&P MidCap 400® Index	31,000,000
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has delegated authority to the Fund’s adviser, Ohio National Investments, Inc. (“ONI”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.  Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority). If there are no reported trades for a trading session, the evaluated composite-basis bid price, or other method will be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and is reported to the Board.  Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Adviser’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2023:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$212,322,173	$—
	Asset-Backed Securities***	—	5,550,290	—
	U.S. Treasury Obligations	—	4,059,062	—
		$ —	$221,931,525	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$307,088,701	$—	$—
	Corporate Bonds***	—	110,969,747	—
	Asset-Backed Securities***	—	2,309,634	—
	U.S. Treasury Obligations	—	877,656	—
		$307,088,701	$114,157,037	$ —
	Long Futures Contracts	$256,802	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$—	$351,054,969	$—
	Preferred Securities***	—	816,163	—
		$ —	$351,871,132	$ —
	Long Futures Contracts	$301,928	$—	$—
ON Janus Henderson Forty	Common Stocks***	$45,914,570	$1,086,803	$—
	Discount Notes	—	900,000	—
		$45,914,570	$1,986,803	$ —
ON AB Small Cap	Common Stocks***	$114,335,334	$—	$—
	Exchange Traded Funds	547,709	—	—
		$114,883,043	$ —	$ —
ON AB Mid Cap Core	Common Stocks***	$77,978,873	$—	$—
	Exchange Traded Funds	103,691	—	—
		$78,082,564	$ —	$ —
ON S&P 500® Index	Common Stocks***	$1,063,292,967	$—	$—
	U.S. Treasury Obligations	—	197,762	—
		$1,063,292,967	$197,762	$ —
	Long Futures Contracts	$180,548	$—	$—
ON BlackRock Advantage Large Cap Value	Common Stocks***	$196,736,480	$—	$—
	Long Futures Contracts	$189,698	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$120,524,480	$—
	Common Stocks***	28,809	—	—
	Rights***	—	3,694	—
		$28,809	$120,528,174	$ —

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Nasdaq-100® Index	Common Stocks***	$238,090,710	$—	$—
	U.S. Treasury Obligations	—	98,881	—
		$238,090,710	$98,881	$ —
	Long Futures Contracts	$43,549	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$323,753,867	$—	$—
	Long Futures Contracts	$249,503	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$135,250,118	$—	$—
	Rights***	—	4,950	—
		$135,250,118	$4,950	$ —
	Long Futures Contracts	$40,871	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$365,110,564	$—	$—
	U.S. Treasury Obligations	—	98,881	—
		$365,110,564	$98,881	$ —
	Long Futures Contracts	$57,383	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$409,430,264	$—	$—
	Long Futures Contracts	$149,183	$—	$—
ON Risk Managed Balanced	Common Stocks***	$580,316,251	$—	$—
	Corporate Bonds***	—	192,380,159	—
	U.S. Treasury Obligations	—	149,517,859	—
	Asset-Backed / Mortgage-Backed Securities***	—	79,144,126	—
	U.S. Government Agency Mortgage-Backed Securities	—	57,934,087	—
	Purchased Options	35,018,656	15,663,780	—
	Sovereign Debt Issues	—	1,107,852	—
	Preferred Securities***	—	1,054,171	—
	Taxable Municipal Bonds	—	467,583	—
	Money Market Funds	44,482,326	—	—
		$659,817,233	$497,269,617	$ —
	Long Futures Contracts	$11,462,758	$—	$—
	Short Futures Contracts	$(1,568,895)	$—	$—
ON Federated Core Plus Bond	U.S. Treasury Obligations	$—	$198,506,656	$—
	Corporate Bonds***	—	145,203,730	—
	U.S. Government Agency Mortgage-Backed Securities	—	138,885,302	—
	Investment Companies	36,683,966	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	27,663,269	—
	Sovereign Debt Issues	—	1,818,032	—
		$36,683,966	$512,076,989	$ —
	Long Futures Contracts	$1,442,252	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
	Short Futures Contracts	$(703,076)	$—	$—
ON U.S. Low Volatility	Common Stocks***	$726,503,645	$—	$—
ON AB Relative Value	Common Stocks***	$120,054,052	$—	$—
ON iShares Managed Risk Balanced	Exchange Traded Funds	$563,147,681	$—	$—
	Long Futures Contracts	$5,494,636	$—	$—
	Short Futures Contracts	$(147,277)	$—	$—
ON iShares Managed Risk Moderate Growth	Exchange Traded Funds	$455,336,933	$—	$—
	Long Futures Contracts	$3,228,800	$—	$—
	Short Futures Contracts	$(78,094)	$—	$—
ON iShares Managed Risk Growth	Exchange Traded Funds	$411,806,701	$—	$—
	Long Futures Contracts	$2,493,917	$—	$—
	Short Futures Contracts	$(65,808)	$—	$—
ON Moderately Conservative Model	Open-End Mutual Funds	$212,627,777	$—	$—
ON Balanced Model	Open-End Mutual Funds	$801,994,148	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,481,812,403	$—	$—
ON Growth Model	Open-End Mutual Funds	$340,429,830	$—	$—

***	Each of the Portfolio's Schedules of Investments include detailed industry descriptions.
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued.  The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
LIBOR Transition
Payment obligations and financing terms related to certain instruments held by the Fund’s Portfolios may be tied to floating rates, such as the London Interbank Offered Rate (“LIBOR”).  In 2017, the UK Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. It is difficult to predict the full impact of the transition away from LIBOR on affected Portfolios of the Fund. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments or reduce the effectiveness of related transactions such as hedges. Any impacts of the transition away from LIBOR, as well as other unforeseen effects, could result in losses. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, resulting effects could occur at any time.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the three-month period ended  March 31, 2023. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2023 as collateral for the Portfolios’ futures contracts.  The futures contracts, except those held by the ON Risk Managed Balanced, ON Federated Core Plus Bond, and ON iShares Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced and ON iShares Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the ON Federated Core Plus Bond

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2023.  Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2023.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2023 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON AB Small Cap	ON AB Mid Cap Core
Gross unrealized:
Appreciation	$887,052	$28,844,524	$34,421,406	$9,006,850	$10,204,356	$6,486,216
Depreciation	(24,135,601)	(34,632,257)	(19,741,737)	(4,049,268)	(18,652,131)	(12,391,829)
Net unrealized appreciation	$(23,248,549)	$(5,787,733)	$14,679,669	$4,957,582	$(8,447,775)	$(5,905,613)
Aggregate cost of investments:	$245,180,074	$427,290,273	$337,493,391	$42,943,790	$123,330,818	$83,988,177

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$391,538,417	$9,844,911	$506,582	$88,365,370	$29,456,883	$16,440,081
Depreciation	(50,633,270)	(14,756,410)	(15,585,103)	(10,602,301)	(19,914,075)	(34,970,993)
Net unrealized appreciation	$340,905,147	$(4,911,499)	$(15,078,521)	$77,763,069	$9,542,808	$(18,530,912)
Aggregate cost of investments:	$722,766,130	$201,837,677	$135,635,504	$160,470,071	$314,460,562	$153,826,851

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON U.S. Low Volatility	ON AB Relative Value
Gross unrealized:
Appreciation	$69,780,399	$41,730,025	$73,558,848	$2,810,715	$52,691,370	$6,284,512
Depreciation	(35,798,943)	(7,295,520)	(58,718,581)	(57,018,017)	(33,841,384)	(5,230,462)
Net unrealized appreciation	$33,981,456	$34,434,505	$14,840,267	$(54,207,302)	$18,849,986	$1,054,050
Aggregate cost of investments:	$331,285,372	$375,144,942	$1,152,140,446	$603,707,433	$707,653,659	$119,000,002

	ON iShares Managed Risk Balanced	ON iShares Managed Risk Moderate Growth	ON iShares Managed Risk Growth	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$18,414,584	$47,145,725	$48,669,310	$2,639,041	$20,664,709	$38,957,201
Depreciation	(12,053,342)	270,916	(1,369,794)	(22,951,597)	(82,259,158)	(172,064,648)
Net unrealized appreciation	$6,361,242	$47,416,641	$47,299,516	$(20,312,556)	$(61,594,449)	$(133,107,447)
Aggregate cost of investments:	$562,133,798	$411,070,998	$366,935,296	$232,940,333	$863,588,597	$1,614,919,850

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2023 (Unaudited)
ON Growth Model
Gross unrealized:
Appreciation	$9,264,970
Depreciation	(44,260,741)
Net unrealized appreciation	$(34,995,771)
Aggregate cost of investments:	$375,425,601